Report of Independent Registered Public Accounting Firm

The Board of Directors
ReliaStar Life Insurance Company and Contract Owners of ReliaStar
Life Insurance Company of New York Separate Account NY-B

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise ReliaStar Life Insurance Company of New York Separate Account NY-B (the Separate Account), as of December 31, 2020, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Accounts
Auditor since 2001.
April 29, 2021

A member firm of Ernst & Young Global Limited

Appendix
Subaccounts comprising ReliaStar Life Insurance Company of New York Variable Life Separate Account NY-B

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
BlackRock Global Allocation V.I. Fund – Class III	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Columbia Small Cap Value Fund, Variable Series – Class 2 Shares
Franklin Small Cap Value VIP Fund – Class 2
Invesco Oppenheimer V.I. Main Street Small Cap Fund – Series II
PIMCO VIT Real Return Portfolio – Administrative Class
ProFund VP Bull
ProFund VP Europe 30
ProFund VP Rising Rates Opportunity
QS Variable Conservative Growth – Class I
QS Variable Growth – Class I
QS Variable Moderate Growth – Class I
Voya Balanced Income Portfolio – Service Class
Voya Balanced Portfolio – Class S
Voya Global Bond Portfolio – Service Class
Voya Global High Dividend Low Volatility Portfolio – Class S
Voya Global Perspectives® Portfolio – Class A
Voya Government Liquid Assets Portfolio – Service Class
Voya Growth and Income Portfolio – Class A
Voya Growth and Income Portfolio – Class I
Voya Growth and Income Portfolio – Class S
Voya High Yield Portfolio – Service Class
Voya Index Plus LargeCap Portfolio – Class S
Voya Index Plus MidCap Portfolio – Class S
Voya Index Plus SmallCap Portfolio – Class S
Voya Intermediate Bond Portfolio – Class S
Voya International High Dividend Low Volatility Portfolio – Service Class
Voya International Index Portfolio – Class A
Voya International Index Portfolio – Class S
Voya Large Cap Growth Portfolio – Adviser Class
Voya Large Cap Growth Portfolio – Service Class
Voya Large Cap Value Portfolio – Service Class

A member firm of Ernst & Young Global Limited

Appendix
Subaccounts comprising ReliaStar Life Insurance Company of New York Variable Life Separate Account NY-B (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Voya Limited Maturity Bond Portfolio – Service Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Voya MidCap Opportunities Portfolio – Class S
Voya Retirement Conservative Portfolio – Adviser Class
Voya Retirement Growth Portfolio – Adviser Class
Voya Retirement Moderate Growth Portfolio – Adviser Class
Voya Retirement Moderate Portfolio – Adviser Class
Voya Russell™ Large Cap Growth Index Portfolio – Class S
Voya Russell™ Large Cap Index Portfolio – Class S
Voya Russell™ Large Cap Value Index Portfolio – Class I
Voya Russell™ Large Cap Value Index Portfolio – Class S
Voya Russell™ Mid Cap Growth Index Portfolio – Class S
Voya Russell™ Mid Cap Index Portfolio – Class S
Voya Russell™ Small Cap Index Portfolio – Class S
Voya Small Company Portfolio – Class S
Voya SmallCap Opportunities Portfolio – Class S
Voya Solution 2025 Portfolio – Service Class
Voya Solution 2035 Portfolio – Service Class
Voya Solution 2045 Portfolio – Service Class
Voya Solution Income Portfolio – Service Class
Voya Solution Moderately Aggressive Portfolio – Service Class
Voya Strategic Allocation Conservative Portfolio – Class S
Voya Strategic Allocation Moderate Portfolio – Class S
Voya U.S. Bond Index Portfolio – Class S
VY® American Century Small-Mid Cap Value Portfolio – Service Class
VY® BlackRock Inflation Protected Bond Portfolio – Service Class
VY® Clarion Global Real Estate Portfolio – Service Class
VY® Clarion Real Estate Portfolio – Service Class
VY® Columbia Small Cap Value II Portfolio – Service Class
VY® Invesco Equity and Income Portfolio – Service 2 Class
VY® Invesco Equity and Income Portfolio – Service Class
VY® Invesco Growth and Income Portfolio – Service Class

A member firm of Ernst & Young Global Limited

Appendix
Subaccounts comprising ReliaStar Life Insurance Company of New York Variable Life Separate Account NY-B (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
VY® Invesco Oppenheimer Global Portfolio – Initial Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VY® Invesco Oppenheimer Global Portfolio – Service Class
VY® JPMorgan Emerging Markets Equity Portfolio – Service Class
VY® JPMorgan Mid Cap Value Portfolio – Service Class
VY® Morgan Stanley Global Franchise Portfolio – Service Class
VY® T. Rowe Price Capital Appreciation Portfolio – Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio – Service Class
VY® T. Rowe Price International Stock Portfolio – Service Class
Western Asset Core Plus VIT Portfolio – Class I
Voya U.S. Stock Index Portfolio – Service Class	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from December 13, 2019 (commencement of operations) through December 31, 2019

A member firm of Ernst & Young Global Limited

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series II	BlackRock Global Allocation V.I. Fund - Class III	Columbia Small Cap Value Fund, Variable Series - Class 2 Shares	Franklin Small Cap Value VIP Fund - Class 2	QS Variable Conservative Growth - Class I
Assets
Investments in mutual funds
at fair value	$131	$9,262	$289	$453	$419
Total assets	131	9,262	289	453	419
Net assets	$131	$9,262	$289	$453	$419

Total number of mutual fund shares (whole number)	4,875	568,541	18,000	31,256	26,440

Cost of mutual fund shares	$93	$8,102	$298	$507	$358

The accompanying notes are an integral part of these financial statements.
5

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	QS Variable Growth - Class I	QS Variable Moderate Growth - Class I	Western Asset Core Plus VIT Portfolio - Class I	PIMCO VIT Real Return Portfolio - Administrative Class	ProFund VP Bull
Assets
Investments in mutual funds
at fair value	$162	$208	$177	$139	$11
Total assets	162	208	177	139	11
Net assets	$162	$208	$177	$139	$11

Total number of mutual fund shares (whole number)	11,022	14,197	28,473	9,968	183

Cost of mutual fund shares	$147	$167	$159	$123	$6

The accompanying notes are an integral part of these financial statements.
6

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	ProFund VP Europe 30	ProFund VP Rising Rates Opportunity	Voya Balanced Portfolio - Class S	Voya Intermediate Bond Portfolio - Class S	Voya Balanced Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$15	$18	$107	$43,078	$6,309
Total assets	15	18	107	43,078	6,309
Net assets	$15	$18	$107	$43,078	$6,309

Total number of mutual fund shares (whole number)	705	645	6,551	3,253,640	615,474

Cost of mutual fund shares	$15	$28	$79	$41,656	$6,560

The accompanying notes are an integral part of these financial statements.
7

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Global Perspectives® Portfolio - Class A	Voya Government Liquid Assets Portfolio - Service Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$628	$11,781	$3,418	$43,549	$38,871
Total assets	628	11,781	3,418	43,549	38,871
Net assets	$628	$11,781	$3,418	$43,549	$38,871

Total number of mutual fund shares (whole number)	51,736	11,780,615	343,187	2,129,519	1,758,868

Cost of mutual fund shares	$570	$11,781	$3,331	$37,092	$32,058

The accompanying notes are an integral part of these financial statements.
8

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$16,099	$117	$5,918	$56,040	$37,285
Total assets	16,099	117	5,918	56,040	37,285
Net assets	$16,099	$117	$5,918	$56,040	$37,285

Total number of mutual fund shares (whole number)	1,431,020	11,353	601,384	4,060,851	2,915,187

Cost of mutual fund shares	$16,145	$116	$5,416	$48,596	$34,973

The accompanying notes are an integral part of these financial statements.
9

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$22,094	$6,075	$4,823	$1,814	$1,647
Total assets	22,094	6,075	4,823	1,814	1,647
Net assets	$22,094	$6,075	$4,823	$1,814	$1,647

Total number of mutual fund shares (whole number)	1,805,062	324,185	454,978	172,788	53,356

Cost of mutual fund shares	$21,019	$5,414	$4,479	$1,853	$1,571

The accompanying notes are an integral part of these financial statements.
10

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$1,607	$9,915	$4,783	$32,555	$3,477
Total assets	1,607	9,915	4,783	32,555	3,477
Net assets	$1,607	$9,915	$4,783	$32,555	$3,477

Total number of mutual fund shares (whole number)	76,077	362,404	265,554	1,028,911	196,022

Cost of mutual fund shares	$1,829	$6,660	$4,372	$27,930	$2,740

The accompanying notes are an integral part of these financial statements.
11

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$46	$5,357	$655	$238	$34
Total assets	46	5,357	655	238	34
Net assets	$46	$5,357	$655	$238	$34

Total number of mutual fund shares (whole number)	4,024	565,702	53,091	19,162	2,705

Cost of mutual fund shares	$43	$6,015	$596	$222	$32

The accompanying notes are an integral part of these financial statements.
12

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$94	$8,887	$161	$2,140	$5,060
Total assets	94	8,887	161	2,140	5,060
Net assets	$94	$8,887	$161	$2,140	$5,060

Total number of mutual fund shares (whole number)	7,223	677,333	13,494	132,117	113,892

Cost of mutual fund shares	$82	$8,000	$158	$1,698	$4,895

The accompanying notes are an integral part of these financial statements.
13

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Oppenheimer Global Portfolio - Initial Class	VY® Invesco Oppenheimer Global Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$6,375	$58	$5,388	$2,009	$1,928
Total assets	6,375	58	5,388	2,009	1,928
Net assets	$6,375	$58	$5,388	$2,009	$1,928

Total number of mutual fund shares (whole number)	141,195	2,451	238,817	126,588	133,876

Cost of mutual fund shares	$6,283	$39	$4,336	$2,320	$1,398

The accompanying notes are an integral part of these financial statements.
14

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Strategic Allocation Conservative Portfolio - Class S	Voya Strategic Allocation Moderate Portfolio - Class S	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$996	$124	$23,090	$985	$7,476
Total assets	996	124	23,090	985	7,476
Net assets	$996	$124	$23,090	$985	$7,476

Total number of mutual fund shares (whole number)	74,837	8,180	788,338	32,931	254,977

Cost of mutual fund shares	$910	$101	$22,668	$877	$7,169
The accompanying notes are an integral part of these financial statements.
15

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A
Assets
Investments in mutual funds
at fair value	$8,677	$2,468	$2,562	$2,164	$12,239
Total assets	8,677	2,468	2,562	2,164	12,239
Net assets	$8,677	$2,468	$2,562	$2,164	$12,239

Total number of mutual fund shares (whole number)	827,169	84,708	125,687	102,518	1,126,972

Cost of mutual fund shares	$7,995	$1,781	$2,461	$2,044	$10,807

The accompanying notes are an integral part of these financial statements.
16

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$627	$17,922	$12,421	$269	$14,381
Total assets	627	17,922	12,421	269	14,381
Net assets	$627	$17,922	$12,421	$269	$14,381

Total number of mutual fund shares (whole number)	56,915	321,120	437,819	11,451	617,756

Cost of mutual fund shares	$524	$13,703	$7,695	$225	$13,870
The accompanying notes are an integral part of these financial statements.
17

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class S	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$15,590	$4,207	$8,473	$2,877	$5,377
Total assets	15,590	4,207	8,473	2,877	5,377
Net assets	$15,590	$4,207	$8,473	$2,877	$5,377

Total number of mutual fund shares (whole number)	348,313	323,085	550,553	159,932	476,237

Cost of mutual fund shares	$12,178	$4,187	$7,408	$2,891	$5,162

The accompanying notes are an integral part of these financial statements.
18

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$12,334	$434
Total assets	12,334	434
Net assets	$12,334	$434

Total number of mutual fund shares (whole number)	720,845	16,758

Cost of mutual fund shares	$9,069	$384

The accompanying notes are an integral part of these financial statements.
19

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series II	BlackRock Global Allocation V.I. Fund - Class III	Columbia Small Cap Value Fund, Variable Series - Class 2 Shares	Franklin Small Cap Value VIP Fund - Class 2	QS Variable Conservative Growth - Class I
Net investment income (loss)
Investment income:
Dividends	$—	$106	$1	$6	$8
Expenses:
Mortality and expense risk charges	1	127	4	4	5
Total expenses	1	127	4	4	5
Net investment income (loss)	(1)	(21)	(3)	2	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	(75)	(21)	(23)	8
Capital gains distributions	2	523	12	24	8
Total realized gain (loss) on investments
and capital gains distributions	5	448	(9)	1	16
Net unrealized appreciation
(depreciation) of investments	16	1,079	20	11	17
Net realized and unrealized gain (loss)
on investments	21	1,527	11	12	33
Net increase (decrease) in net assets
resulting from operations	$20	$1,506	$8	$14	$36

The accompanying notes are an integral part of these financial statements.
20

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	QS Variable Growth - Class I	QS Variable Moderate Growth - Class I	Western Asset Core Plus VIT Portfolio - Class I	PIMCO VIT Real Return Portfolio - Administrative Class	ProFund VP Bull
Net investment income (loss)
Investment income:
Dividends	$2	$3	$4	$2	$—
Expenses:
Mortality and expense risk charges	2	3	2	1	—
Total expenses	2	3	2	1	—
Net investment income (loss)	—	—	2	1	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	5	3	—	—
Capital gains distributions	6	7	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	6	12	3	—	—
Net unrealized appreciation
(depreciation) of investments	9	6	9	13	1
Net realized and unrealized gain (loss)
on investments	15	18	12	13	1
Net increase (decrease) in net assets
resulting from operations	$15	$18	$14	$14	$1

The accompanying notes are an integral part of these financial statements.
21

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	ProFund VP Europe 30	ProFund VP Rising Rates Opportunity	Voya Balanced Portfolio - Class S	Voya Intermediate Bond Portfolio - Class S	Voya Balanced Income Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$—	$2	$1,388	$240
Expenses:
Mortality and expense risk charges	—	—	1	619	102
Total expenses	—	—	1	619	102
Net investment income (loss)	—	—	1	769	138

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(1)	2	244	(327)
Capital gains distributions	—	—	3	912	441
Total realized gain (loss) on investments
and capital gains distributions	—	(1)	5	1,156	114
Net unrealized appreciation
(depreciation) of investments	(2)	(4)	4	535	(237)
Net realized and unrealized gain (loss)
on investments	(2)	(5)	9	1,691	(123)
Net increase (decrease) in net assets
resulting from operations	$(2)	$(5)	$10	$2,460	$15

The accompanying notes are an integral part of these financial statements.
22

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Global Perspectives® Portfolio - Class A	Voya Government Liquid Assets Portfolio - Service Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$18	$20	$183	$—	$87
Expenses:
Mortality and expense risk charges	9	177	51	592	490
Total expenses	9	177	51	592	490
Net investment income (loss)	9	(157)	132	(592)	(403)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	24	—	(109)	715	407
Capital gains distributions	19	4	—	4,796	4,061
Total realized gain (loss) on investments
and capital gains distributions	43	4	(109)	5,511	4,468
Net unrealized appreciation
(depreciation) of investments	21	—	58	4,831	5,009
Net realized and unrealized gain (loss)
on investments	64	4	(51)	10,342	9,477
Net increase (decrease) in net assets
resulting from operations	$73	$(153)	$81	$9,750	$9,074

The accompanying notes are an integral part of these financial statements.
23

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$303	$2	$104	$1,253	$857
Expenses:
Mortality and expense risk charges	216	2	83	823	570
Total expenses	216	2	83	823	570
Net investment income (loss)	87	—	21	430	287

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(388)	—	86	3,329	1,783
Capital gains distributions	1,363	—	140	2,245	1,682
Total realized gain (loss) on investments
and capital gains distributions	975	—	226	5,574	3,465
Net unrealized appreciation
(depreciation) of investments	(445)	2	226	(519)	240
Net realized and unrealized gain (loss)
on investments	530	2	452	5,055	3,705
Net increase (decrease) in net assets
resulting from operations	$617	$2	$473	$5,485	$3,992

The accompanying notes are an integral part of these financial statements.
24

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$484	$94	$59	$99	$39
Expenses:
Mortality and expense risk charges	344	88	54	23	24
Total expenses	344	88	54	23	24
Net investment income (loss)	140	6	5	76	15

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(326)	53	53	34	232
Capital gains distributions	775	219	—	145	175
Total realized gain (loss) on investments
and capital gains distributions	449	272	53	179	407
Net unrealized appreciation
(depreciation) of investments	1,425	618	277	(399)	(626)
Net realized and unrealized gain (loss)
on investments	1,874	890	330	(220)	(219)
Net increase (decrease) in net assets
resulting from operations	$2,014	$896	$335	$(144)	$(204)

The accompanying notes are an integral part of these financial statements.
25

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$32	$29	$33	$386	$80
Expenses:
Mortality and expense risk charges	23	122	73	436	49
Total expenses	23	122	73	436	49
Net investment income (loss)	9	(93)	(40)	(50)	31

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(121)	290	27	235	97
Capital gains distributions	133	559	362	2,297	76
Total realized gain (loss) on investments
and capital gains distributions	12	849	389	2,532	173
Net unrealized appreciation
(depreciation) of investments	(50)	1,600	156	2,134	167
Net realized and unrealized gain (loss)
on investments	(38)	2,449	545	4,666	340
Net increase (decrease) in net assets
resulting from operations	$(29)	$2,356	$505	$4,616	$371

The accompanying notes are an integral part of these financial statements.
26

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$1	$177	$19	$4	$—
Expenses:
Mortality and expense risk charges	1	77	9	2	—
Total expenses	1	77	9	2	—
Net investment income (loss)	—	100	10	2	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	4	9	(1)	—
Capital gains distributions	—	653	38	13	2
Total realized gain (loss) on investments
and capital gains distributions	—	657	47	12	2
Net unrealized appreciation
(depreciation) of investments	3	(944)	24	13	3
Net realized and unrealized gain (loss)
on investments	3	(287)	71	25	5
Net increase (decrease) in net assets
resulting from operations	$3	$(187)	$81	$27	$5

The accompanying notes are an integral part of these financial statements.
27

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$2	$156	$2	$12	$72
Expenses:
Mortality and expense risk charges	1	121	1	27	70
Total expenses	1	121	1	27	70
Net investment income (loss)	1	35	1	(15)	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	24	(2)	157	(85)
Capital gains distributions	—	577	1	74	211
Total realized gain (loss) on investments
and capital gains distributions	—	601	(1)	231	126
Net unrealized appreciation
(depreciation) of investments	7	317	2	(71)	200
Net realized and unrealized gain (loss)
on investments	7	918	1	160	326
Net increase (decrease) in net assets
resulting from operations	$8	$953	$2	$145	$328

The accompanying notes are an integral part of these financial statements.
28

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Oppenheimer Global Portfolio - Initial Class	VY® Invesco Oppenheimer Global Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$96	$1	$44	$21	$2
Expenses:
Mortality and expense risk charges	87	1	68	27	16
Total expenses	87	1	68	27	16
Net investment income (loss)	9	—	(24)	(6)	(14)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(242)	3	49	(129)	39
Capital gains distributions	258	2	175	150	132
Total realized gain (loss) on investments
and capital gains distributions	16	5	224	21	171
Net unrealized appreciation
(depreciation) of investments	355	8	880	(86)	279
Net realized and unrealized gain (loss)
on investments	371	13	1,104	(65)	450
Net increase (decrease) in net assets
resulting from operations	$380	$13	$1,080	$(71)	$436

The accompanying notes are an integral part of these financial statements.
29

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Strategic Allocation Conservative Portfolio - Class S	Voya Strategic Allocation Moderate Portfolio - Class S	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$22	$2	$201	$12	$78
Expenses:
Mortality and expense risk charges	10	1	305	11	100
Total expenses	10	1	305	11	100
Net investment income (loss)	12	1	(104)	1	(22)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	1	553	4	(95)
Capital gains distributions	33	6	2,079	86	675
Total realized gain (loss) on investments
and capital gains distributions	38	7	2,632	90	580
Net unrealized appreciation
(depreciation) of investments	33	4	402	44	359
Net realized and unrealized gain (loss)
on investments	71	11	3,034	134	939
Net increase (decrease) in net assets
resulting from operations	$83	$12	$2,930	$135	$917

The accompanying notes are an integral part of these financial statements.
30

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Euro STOXX 50® Index Portfolio - Class A	Voya FTSE 100® Index Portfolio - Class A	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Hang Seng Index Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$2	$4	$191	$2	$30
Expenses:
Mortality and expense risk charges	1	—	129	2	34
Total expenses	1	—	129	2	34
Net investment income (loss)	1	4	62	—	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(194)	(24)	34	(440)	192
Capital gains distributions	103	—	—	210	204
Total realized gain (loss) on investments
and capital gains distributions	(91)	(24)	34	(230)	396
Net unrealized appreciation
(depreciation) of investments	18	5	(443)	153	(93)
Net realized and unrealized gain (loss)
on investments	(73)	(19)	(409)	(77)	303
Net increase (decrease) in net assets
resulting from operations	$(72)	$(15)	$(347)	$(77)	$299

The accompanying notes are an integral part of these financial statements.
31

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A	Voya International Index Portfolio - Class S	Voya Japan TOPIX® Index Portfolio - Class A
Net investment income (loss)
Investment income:
Dividends	$30	$20	$259	$14	$12
Expenses:
Mortality and expense risk charges	35	34	164	8	—
Total expenses	35	34	164	8	—
Net investment income (loss)	(5)	(14)	95	6	12

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(163)	343	(51)	6	(81)
Capital gains distributions	—	29	—	—	28
Total realized gain (loss) on investments
and capital gains distributions	(163)	372	(51)	6	(53)
Net unrealized appreciation
(depreciation) of investments	270	(379)	453	21	24
Net realized and unrealized gain (loss)
on investments	107	(7)	402	27	(29)
Net increase (decrease) in net assets
resulting from operations	$102	$(21)	$497	$33	$(17)

The accompanying notes are an integral part of these financial statements.
32

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$46	$141	$3	$132	$23
Expenses:
Mortality and expense risk charges	198	167	3	186	194
Total expenses	198	167	3	186	194
Net investment income (loss)	(152)	(26)	—	(54)	(171)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,459	579	—	393	949
Capital gains distributions	428	423	7	394	848
Total realized gain (loss) on investments
and capital gains distributions	1,887	1,002	7	787	1,797
Net unrealized appreciation
(depreciation) of investments	3,045	1,084	(6)	(876)	2,343
Net realized and unrealized gain (loss)
on investments	4,932	2,086	1	(89)	4,140
Net increase (decrease) in net assets
resulting from operations	$4,780	$2,060	$1	$(143)	$3,969

The accompanying notes are an integral part of these financial statements.
33

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class S	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$41	$67	$6	$121	$8
Expenses:
Mortality and expense risk charges	56	104	25	71	152
Total expenses	56	104	25	71	152
Net investment income (loss)	(15)	(37)	(19)	50	(144)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(213)	(190)	(156)	61	180
Capital gains distributions	481	430	36	27	599
Total realized gain (loss) on investments
and capital gains distributions	268	240	(120)	88	779
Net unrealized appreciation
(depreciation) of investments	242	984	333	125	2,947
Net realized and unrealized gain (loss)
on investments	510	1,224	213	213	3,726
Net increase (decrease) in net assets
resulting from operations	$495	$1,187	$194	$263	$3,582

The accompanying notes are an integral part of these financial statements.
34

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

Voya SmallCap Opportunities Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$—
Expenses:
Mortality and expense risk charges	4
Total expenses	4
Net investment income (loss)	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(41)
Capital gains distributions	2
Total realized gain (loss) on investments
and capital gains distributions	(39)
Net unrealized appreciation
(depreciation) of investments	108
Net realized and unrealized gain (loss)
on investments	69
Net increase (decrease) in net assets
resulting from operations	$65

The accompanying notes are an integral part of these financial statements.
35

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)
a

	Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series II	BlackRock Global Allocation V.I. Fund - Class III	Columbia Small Cap Value Fund, Variable Series - Class 2 Shares	Franklin Small Cap Value VIP Fund - Class 2
Net assets at January 1, 2019	$102	$10,752	$419	$429

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(34)	(5)	—
Total realized gain (loss) on investments
and capital gains distributions	13	309	9	41
Net unrealized appreciation (depreciation)
of investments	13	1,175	66	61
Net increase (decrease) in net assets resulting from operations	25	1,450	70	102
Changes from principal transactions:
Premiums	—	8	—	—
Death benefits	—	(585)	—	—
Surrenders and withdrawals	(6)	(2,619)	(127)	(37)
Contract charges	(1)	(83)	(4)	(3)
Cost of insurance and administrative charges	—	(1)	—	—
Transfers between Divisions (including fixed account), net	—	(47)	3	(30)
Increase (decrease) in net assets derived from
principal transactions	(7)	(3,327)	(128)	(70)
Total increase (decrease) in net assets	18	(1,877)	(58)	32
Net assets at December 31, 2019	120	8,875	361	461

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(21)	(3)	2
Total realized gain (loss) on investments
and capital gains distributions	5	448	(9)	1
Net unrealized appreciation (depreciation)
of investments	16	1,079	20	11
Net increase (decrease) in net assets resulting from operations	20	1,506	8	14
Changes from principal transactions:
Premiums	—	—	—	—
Death benefits	—	(120)	(1)	(2)
Surrenders and withdrawals	(6)	(682)	(75)	(18)
Contract charges	(1)	(70)	(3)	(2)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(2)	(247)	(1)	—
Increase (decrease) in net assets derived from
principal transactions	(9)	(1,119)	(80)	(22)
Total increase (decrease) in net assets	11	387	(72)	(8)
Net assets at December 31, 2020	$131	$9,262	$289	$453
The accompanying notes are an integral part of these financial statements.
36

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	QS Variable Conservative Growth - Class I	QS Variable Growth - Class I	QS Variable Moderate Growth - Class I	Western Asset Core Plus VIT Portfolio - Class I
Net assets at January 1, 2019	$680	$144	$207	$146

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	5
Total realized gain (loss) on investments
and capital gains distributions	116	7	11	3
Net unrealized appreciation (depreciation)
of investments	(19)	21	24	8
Net increase (decrease) in net assets resulting from operations	97	28	35	16
Changes from principal transactions:
Premiums	(3)	—	—	—
Death benefits	—	(9)	(29)	—
Surrenders and withdrawals	(366)	(11)	(3)	(5)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	2	12
Increase (decrease) in net assets derived from
principal transactions	(369)	(20)	(30)	7
Total increase (decrease) in net assets	(272)	8	5	23
Net assets at December 31, 2019	408	152	212	169

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	—	—	2
Total realized gain (loss) on investments
and capital gains distributions	16	6	12	3
Net unrealized appreciation (depreciation)
of investments	17	9	6	9
Net increase (decrease) in net assets resulting from operations	36	15	18	14
Changes from principal transactions:
Premiums	—	—	—	—
Death benefits	—	—	—	—
Surrenders and withdrawals	(24)	(3)	(22)	(5)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(1)	(2)	—	(1)
Increase (decrease) in net assets derived from
principal transactions	(25)	(5)	(22)	(6)
Total increase (decrease) in net assets	11	10	(4)	8
Net assets at December 31, 2020	$419	$162	$208	$177
The accompanying notes are an integral part of these financial statements.
37

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	PIMCO VIT Real Return Portfolio - Administrative Class	ProFund VP Bull	ProFund VP Europe 30	ProFund VP Rising Rates Opportunity
Net assets at January 1, 2019	$127	$8	$13	$19

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	—	—	(1)
Net unrealized appreciation (depreciation)
of investments	9	2	2	(2)
Net increase (decrease) in net assets resulting from operations	10	2	2	(3)
Changes from principal transactions:
Premiums	—			—
Death benefits	—	—	—	—
Surrenders and withdrawals	(6)	—	—	(1)
Contract charges	(1)	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	3
Increase (decrease) in net assets derived from
principal transactions	(7)	—	—	2
Total increase (decrease) in net assets	3	2	2	(1)
Net assets at December 31, 2019	130	10	15	18

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	—	—	(1)
Net unrealized appreciation (depreciation)
of investments	13	1	(2)	(4)
Net increase (decrease) in net assets resulting from operations	14	1	(2)	(5)
Changes from principal transactions:
Premiums	5	—	—	—
Death benefits	(5)	—	—	—
Surrenders and withdrawals	(3)	—	—	—
Contract charges	(1)	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(1)	—	2	5
Increase (decrease) in net assets derived from
principal transactions	(5)	—	2	5
Total increase (decrease) in net assets	9	1	—	—
Net assets at December 31, 2020	$139	$11	$15	$18
The accompanying notes are an integral part of these financial statements.
38

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Balanced Portfolio - Class S	Voya Intermediate Bond Portfolio - Class S	Voya Balanced Income Portfolio - Service Class	Voya Global Perspectives® Portfolio - Class A
Net assets at January 1, 2019	$120	$46,204	$7,970	$844

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	772	234	14
Total realized gain (loss) on investments
and capital gains distributions	20	99	522	41
Net unrealized appreciation (depreciation)
of investments	(4)	2,646	491	70
Net increase (decrease) in net assets resulting from operations	18	3,517	1,247	125
Changes from principal transactions:
Premiums	—	182	12	—
Death benefits	—	(743)	(172)	—
Surrenders and withdrawals	(36)	(6,421)	(1,103)	(91)
Contract charges	—	(329)	(71)	(7)
Cost of insurance and administrative charges	—	(2)	(1)	—
Transfers between Divisions (including fixed account), net	(1)	1,586	(92)	(98)
Increase (decrease) in net assets derived from
principal transactions	(37)	(5,727)	(1,427)	(196)
Total increase (decrease) in net assets	(19)	(2,210)	(180)	(71)
Net assets at December 31, 2019	101	43,994	7,790	773

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	769	138	9
Total realized gain (loss) on investments
and capital gains distributions	5	1,156	114	43
Net unrealized appreciation (depreciation)
of investments	4	535	(237)	21
Net increase (decrease) in net assets resulting from operations	10	2,460	15	73
Changes from principal transactions:
Premiums	—	213	4	2
Death benefits	—	(1,160)	(73)	(141)
Surrenders and withdrawals	(2)	(3,487)	(1,420)	(110)
Contract charges	—	(312)	(62)	(5)
Cost of insurance and administrative charges	—	(1)	—	—
Transfers between Divisions (including fixed account), net	(2)	1,371	55	36
Increase (decrease) in net assets derived from
principal transactions	(4)	(3,376)	(1,496)	(218)
Total increase (decrease) in net assets	6	(916)	(1,481)	(145)
Net assets at December 31, 2020	$107	$43,078	$6,309	$628

The accompanying notes are an integral part of these financial statements.
39

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)
a

	Voya Government Liquid Assets Portfolio - Service Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Service Class
Net assets at January 1, 2019	$11,506	$4,755	$34,871	$32,195

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28	172	(561)	(343)
Total realized gain (loss) on investments
and capital gains distributions	8	(104)	9,081	5,767
Net unrealized appreciation (depreciation)
of investments	—	528	1,811	3,744
Net increase (decrease) in net assets resulting from operations	36	596	10,331	9,168
Changes from principal transactions:
Premiums	7	11	26	7
Death benefits	(369)	(70)	(340)	(910)
Surrenders and withdrawals	(9,315)	(601)	(4,660)	(3,338)
Contract charges	(71)	(41)	(311)	(242)
Cost of insurance and administrative charges	(2)	—	(3)	(3)
Transfers between Divisions (including fixed account), net	7,412	(317)	3,509	(1,499)
Increase (decrease) in net assets derived from
principal transactions	(2,338)	(1,018)	(1,779)	(5,985)
Total increase (decrease) in net assets	(2,302)	(422)	8,552	3,183
Net assets at December 31, 2019	9,204	4,333	43,423	35,378

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(157)	132	(592)	(403)
Total realized gain (loss) on investments
and capital gains distributions	4	(109)	5,511	4,468
Net unrealized appreciation (depreciation)
of investments	—	58	4,831	5,009
Net increase (decrease) in net assets resulting from operations	(153)	81	9,750	9,074
Changes from principal transactions:
Premiums	2,109	—	54	6
Death benefits	(197)	(42)	(356)	(808)
Surrenders and withdrawals	(3,055)	(601)	(4,348)	(3,279)
Contract charges	(68)	(29)	(299)	(236)
Cost of insurance and administrative charges	(1)	—	(1)	(2)
Transfers between Divisions (including fixed account), net	3,942	(324)	(4,674)	(1,262)
Increase (decrease) in net assets derived from
principal transactions	2,730	(996)	(9,624)	(5,581)
Total increase (decrease) in net assets	2,577	(915)	126	3,493
Net assets at December 31, 2020	$11,781	$3,418	$43,549	$38,871

The accompanying notes are an integral part of these financial statements.
40

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class
Net assets at January 1, 2019	$12,992	$123	$5,916	$58,116

Increase (decrease) in net assets
Operations:
Net investment income (loss)	67	—	28	194
Total realized gain (loss) on investments
and capital gains distributions	1,040	—	158	6,509
Net unrealized appreciation (depreciation)
of investments	1,998	3	484	4,221
Net increase (decrease) in net assets resulting from operations	3,105	3	670	10,924
Changes from principal transactions:
Premiums	14		—	242
Death benefits	(223)	—	(143)	(401)
Surrenders and withdrawals	(1,829)	(3)	(636)	(5,743)
Contract charges	(121)	—	(54)	(615)
Cost of insurance and administrative charges	(1)	—	(1)	(9)
Transfers between Divisions (including fixed account), net	2,878	1	(490)	325
Increase (decrease) in net assets derived from
principal transactions	718	(2)	(1,324)	(6,201)
Total increase (decrease) in net assets	3,823	1	(654)	4,723
Net assets at December 31, 2019	16,815	124	5,262	62,839

Increase (decrease) in net assets
Operations:
Net investment income (loss)	87	—	21	430
Total realized gain (loss) on investments
and capital gains distributions	975	—	226	5,574
Net unrealized appreciation (depreciation)
of investments	(445)	2	226	(519)
Net increase (decrease) in net assets resulting from operations	617	2	473	5,485
Changes from principal transactions:
Premiums	8	—	177	362
Death benefits	(253)	(6)	(376)	(823)
Surrenders and withdrawals	(1,026)	(2)	(404)	(7,532)
Contract charges	(109)	—	(50)	(554)
Cost of insurance and administrative charges	—	—	—	(4)
Transfers between Divisions (including fixed account), net	47	(1)	836	(3,733)
Increase (decrease) in net assets derived from
principal transactions	(1,333)	(9)	183	(12,284)
Total increase (decrease) in net assets	(716)	(7)	656	(6,799)
Net assets at December 31, 2020	$16,099	$117	$5,918	$56,040

The accompanying notes are an integral part of these financial statements.
41

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class
Net assets at January 1, 2019	$42,850	$25,040	$0	$3,315

Increase (decrease) in net assets
Operations:
Net investment income (loss)	159	107	66	23
Total realized gain (loss) on investments
and capital gains distributions	4,343	1,112	1	(39)
Net unrealized appreciation (depreciation)
of investments	2,732	2,377	43	194
Net increase (decrease) in net assets resulting from operations	7,234	3,596	110	178
Changes from principal transactions:
Premiums	45	27	—	20
Death benefits	(34)	(234)	—	(61)
Surrenders and withdrawals	(6,804)	(3,035)	(16)	(541)
Contract charges	(404)	(187)	(3)	(21)
Cost of insurance and administrative charges	(5)	(3)	—	—
Transfers between Divisions (including fixed account), net	(632)	(199)	5,809	(500)
Increase (decrease) in net assets derived from
principal transactions	(7,834)	(3,631)	5,790	(1,103)
Total increase (decrease) in net assets	(600)	(35)	5,900	(925)
Net assets at December 31, 2019	42,250	25,005	5,900	2,390

Increase (decrease) in net assets
Operations:
Net investment income (loss)	287	140	6	5
Total realized gain (loss) on investments
and capital gains distributions	3,465	449	272	53
Net unrealized appreciation (depreciation)
of investments	240	1,425	618	277
Net increase (decrease) in net assets resulting from operations	3,992	2,014	896	335
Changes from principal transactions:
Premiums	92	200	24	13
Death benefits	(678)	(1,150)	(14)	(56)
Surrenders and withdrawals	(7,143)	(2,148)	(827)	(216)
Contract charges	(356)	(163)	(46)	(31)
Cost of insurance and administrative charges	(2)	(1)	—	—
Transfers between Divisions (including fixed account), net	(870)	(1,663)	142	2,388
Increase (decrease) in net assets derived from
principal transactions	(8,957)	(4,925)	(721)	2,098
Total increase (decrease) in net assets	(4,965)	(2,911)	175	2,433
Net assets at December 31, 2020	$37,285	$22,094	$6,075	$4,823

The accompanying notes are an integral part of these financial statements.
42

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
Net assets at January 1, 2019	$2,068	$1,984	$1,947	$7,305

Increase (decrease) in net assets
Operations:
Net investment income (loss)	27	13	20	(126)
Total realized gain (loss) on investments
and capital gains distributions	157	270	168	651
Net unrealized appreciation (depreciation)
of investments	260	218	239	1,660
Net increase (decrease) in net assets resulting from operations	444	501	427	2,185
Changes from principal transactions:
Premiums	—	(2)	—	8
Death benefits	(33)	(32)	(43)	(159)
Surrenders and withdrawals	(339)	(259)	(231)	(1,376)
Contract charges	(17)	(17)	(14)	(78)
Cost of insurance and administrative charges	—	—	—	(1)
Transfers between Divisions (including fixed account), net	(37)	(36)	(9)	1,627
Increase (decrease) in net assets derived from
principal transactions	(426)	(346)	(297)	21
Total increase (decrease) in net assets	18	155	130	2,206
Net assets at December 31, 2019	2,086	2,139	2,077	9,511

Increase (decrease) in net assets
Operations:
Net investment income (loss)	76	15	9	(93)
Total realized gain (loss) on investments
and capital gains distributions	179	407	12	849
Net unrealized appreciation (depreciation)
of investments	(399)	(626)	(50)	1,600
Net increase (decrease) in net assets resulting from operations	(144)	(204)	(29)	2,356
Changes from principal transactions:
Premiums	—	—	—	6
Death benefits	(17)	(23)	(38)	(81)
Surrenders and withdrawals	(150)	(297)	(258)	(747)
Contract charges	(13)	(13)	(10)	(73)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	52	45	(135)	(1,057)
Increase (decrease) in net assets derived from
principal transactions	(128)	(288)	(441)	(1,952)
Total increase (decrease) in net assets	(272)	(492)	(470)	404
Net assets at December 31, 2020	$1,814	$1,647	$1,607	$9,915

The accompanying notes are an integral part of these financial statements.
43

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class	Voya Global Bond Portfolio - Service Class
Net assets at January 1, 2019	$4,386	$29,608	$3,527	$68

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(37)	(8)	(30)	—
Total realized gain (loss) on investments
and capital gains distributions	450	1,767	386	1
Net unrealized appreciation (depreciation)
of investments	725	4,630	480	2
Net increase (decrease) in net assets resulting from operations	1,138	6,389	836	3
Changes from principal transactions:
Premiums	3	658	1	—
Death benefits	—	(476)	(43)	—
Surrenders and withdrawals	(508)	(3,055)	(639)	(3)
Contract charges	(38)	(246)	(30)	—
Cost of insurance and administrative charges	—	(2)	—	—
Transfers between Divisions (including fixed account), net	(12)	(496)	(47)	(22)
Increase (decrease) in net assets derived from
principal transactions	(555)	(3,617)	(758)	(25)
Total increase (decrease) in net assets	583	2,772	78	(22)
Net assets at December 31, 2019	4,969	32,380	3,605	46

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(40)	(50)	31	—
Total realized gain (loss) on investments
and capital gains distributions	389	2,532	173	—
Net unrealized appreciation (depreciation)
of investments	156	2,134	167	3
Net increase (decrease) in net assets resulting from operations	505	4,616	371	3
Changes from principal transactions:
Premiums	11	26	—	—
Death benefits	(23)	(308)	(34)	—
Surrenders and withdrawals	(419)	(4,024)	(155)	(3)
Contract charges	(37)	(231)	(13)	—
Cost of insurance and administrative charges	—	(1)	—	—
Transfers between Divisions (including fixed account), net	(223)	97	(297)	—
Increase (decrease) in net assets derived from
principal transactions	(691)	(4,441)	(499)	(3)
Total increase (decrease) in net assets	(186)	175	(128)	—
Net assets at December 31, 2020	$4,783	$32,555	$3,477	$46

The accompanying notes are an integral part of these financial statements.
44

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)
a

	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service Class
Net assets at January 1, 2019	$6,448	$837	$180	$26

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18	11	2	1
Total realized gain (loss) on investments
and capital gains distributions	777	64	14	3
Net unrealized appreciation (depreciation)
of investments	78	64	20	3
Net increase (decrease) in net assets resulting from operations	873	139	36	7
Changes from principal transactions:
Premiums	7	—	—	—
Death benefits	(111)	—	—	—
Surrenders and withdrawals	(1,096)	(32)	(4)	(1)
Contract charges	(58)	(7)	(1)	—
Cost of insurance and administrative charges	(1)	—	—	—
Transfers between Divisions (including fixed account), net	(22)	—	1	(2)
Increase (decrease) in net assets derived from
principal transactions	(1,281)	(39)	(4)	(3)
Total increase (decrease) in net assets	(408)	100	32	4
Net assets at December 31, 2019	6,040	937	212	30

Increase (decrease) in net assets
Operations:
Net investment income (loss)	100	10	2	—
Total realized gain (loss) on investments
and capital gains distributions	657	47	12	2
Net unrealized appreciation (depreciation)
of investments	(944)	24	13	3
Net increase (decrease) in net assets resulting from operations	(187)	81	27	5
Changes from principal transactions:
Premiums	1	—	—	—
Death benefits	(23)	—	—	—
Surrenders and withdrawals	(638)	(357)	(1)	(1)
Contract charges	(48)	(6)	(1)	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	212	—	1	—
Increase (decrease) in net assets derived from
principal transactions	(496)	(363)	(1)	(1)
Total increase (decrease) in net assets	(683)	(282)	26	4
Net assets at December 31, 2020	$5,357	$655	$238	$34
The accompanying notes are an integral part of these financial statements.
45

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class
Net assets at January 1, 2019	$85	$8,221	$230	$2,084

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	65	1	(27)
Total realized gain (loss) on investments
and capital gains distributions	2	745	14	484
Net unrealized appreciation (depreciation)
of investments	6	827	41	(91)
Net increase (decrease) in net assets resulting from operations	9	1,637	56	366
Changes from principal transactions:
Premiums	—	12	—	—
Death benefits	—	(84)	—	(1)
Surrenders and withdrawals	(3)	(721)	(113)	(206)
Contract charges	(1)	(78)	(1)	(20)
Cost of insurance and administrative charges	—	(1)	—	—
Transfers between Divisions (including fixed account), net	1	(45)	(3)	(38)
Increase (decrease) in net assets derived from
principal transactions	(3)	(917)	(117)	(265)
Total increase (decrease) in net assets	6	720	(61)	101
Net assets at December 31, 2019	91	8,941	169	2,185

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	35	1	(15)
Total realized gain (loss) on investments
and capital gains distributions	—	601	(1)	231
Net unrealized appreciation (depreciation)
of investments	7	317	2	(71)
Net increase (decrease) in net assets resulting from operations	8	953	2	145
Changes from principal transactions:
Premiums	—	9	—	—
Death benefits	—	(49)	—	(43)
Surrenders and withdrawals	(5)	(736)	(6)	(111)
Contract charges	(1)	(71)	(1)	(16)
Cost of insurance and administrative charges	—	(1)	—	—
Transfers between Divisions (including fixed account), net	1	(159)	(3)	(20)
Increase (decrease) in net assets derived from
principal transactions	(5)	(1,007)	(10)	(190)
Total increase (decrease) in net assets	3	(54)	(8)	(45)
Net assets at December 31, 2020	$94	$8,887	$161	$2,140

The accompanying notes are an integral part of these financial statements.
46

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service 2 Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Oppenheimer Global Portfolio - Initial Class	VY® Invesco Oppenheimer Global Portfolio - Service Class
Net assets at January 1, 2019	$4,969	$6,898	$41	$4,927

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	23	(1)	(65)
Total realized gain (loss) on investments
and capital gains distributions	241	280	9	859
Net unrealized appreciation (depreciation)
of investments	600	894	3	522
Net increase (decrease) in net assets resulting from operations	850	1,197	11	1,316
Changes from principal transactions:
Premiums	10	—	—	18
Death benefits	—	(14)	—	—
Surrenders and withdrawals	(423)	(687)	(1)	(902)
Contract charges	(40)	(43)	—	(46)
Cost of insurance and administrative charges	—	(1)	—	(1)
Transfers between Divisions (including fixed account), net	(118)	(105)	—	(284)
Increase (decrease) in net assets derived from
principal transactions	(571)	(850)	(1)	(1,215)
Total increase (decrease) in net assets	279	347	10	101
Net assets at December 31, 2019	5,248	7,245	51	5,028

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	9	—	(24)
Total realized gain (loss) on investments
and capital gains distributions	126	16	5	224
Net unrealized appreciation (depreciation)
of investments	200	355	8	880
Net increase (decrease) in net assets resulting from operations	328	380	13	1,080
Changes from principal transactions:
Premiums	2	—	—	3
Death benefits	(61)	(243)	—	(13)
Surrenders and withdrawals	(289)	(706)	(1)	(613)
Contract charges	(38)	(34)	—	(39)
Cost of insurance and administrative charges	—	(1)	—	—
Transfers between Divisions (including fixed account), net	(130)	(266)	(5)	(58)
Increase (decrease) in net assets derived from
principal transactions	(516)	(1,250)	(6)	(720)
Total increase (decrease) in net assets	(188)	(870)	7	360
Net assets at December 31, 2020	$5,060	$6,375	$58	$5,388

The accompanying notes are an integral part of these financial statements.
47

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	Voya Strategic Allocation Conservative Portfolio - Class S	Voya Strategic Allocation Moderate Portfolio - Class S
Net assets at January 1, 2019	$2,180	$1,309	$507	$115

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	(13)	7	2
Total realized gain (loss) on investments
and capital gains distributions	248	246	35	11
Net unrealized appreciation (depreciation)
of investments	275	213	31	7
Net increase (decrease) in net assets resulting from operations	509	446	73	20
Changes from principal transactions:
Premiums	(1)	—	—	—
Death benefits	(22)	—	—	—
Surrenders and withdrawals	(286)	(186)	(56)	(6)
Contract charges	(14)	(9)	(4)	(1)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(24)	5	435	(8)
Increase (decrease) in net assets derived from
principal transactions	(347)	(190)	375	(15)
Total increase (decrease) in net assets	162	256	448	5
Net assets at December 31, 2019	2,342	1,565	955	120

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(14)	12	1
Total realized gain (loss) on investments
and capital gains distributions	21	171	38	7
Net unrealized appreciation (depreciation)
of investments	(86)	279	33	4
Net increase (decrease) in net assets resulting from operations	(71)	436	83	12
Changes from principal transactions:
Premiums	—	—	—	1
Death benefits	(128)	—	—	(1)
Surrenders and withdrawals	(129)	(41)	(34)	(7)
Contract charges	(11)	(9)	(6)	(1)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	6	(23)	(2)	—
Increase (decrease) in net assets derived from
principal transactions	(262)	(73)	(42)	(8)
Total increase (decrease) in net assets	(333)	363	41	4
Net assets at December 31, 2020	$2,009	$1,928	$996	$124

The accompanying notes are an integral part of these financial statements.
48

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Euro STOXX 50® Index Portfolio - Class A
Net assets at January 1, 2019	$20,523	$729	$8,004	$1,558

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(70)	2	(10)	17
Total realized gain (loss) on investments
and capital gains distributions	2,908	93	1,281	107
Net unrealized appreciation (depreciation)
of investments	2,238	99	657	84
Net increase (decrease) in net assets resulting from operations	5,076	194	1,928	208
Changes from principal transactions:
Premiums	32	—	—	—
Death benefits	(304)	—	(136)	(39)
Surrenders and withdrawals	(2,518)	(12)	(1,637)	(188)
Contract charges	(176)	—	(62)	(7)
Cost of insurance and administrative charges	(2)	(1)	(1)	—
Transfers between Divisions (including fixed account), net	(305)	(46)	(209)	(1,258)
Increase (decrease) in net assets derived from
principal transactions	(3,273)	(59)	(2,045)	(1,492)
Total increase (decrease) in net assets	1,803	135	(117)	(1,284)
Net assets at December 31, 2019	22,326	864	7,887	274

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(104)	1	(22)	1
Total realized gain (loss) on investments
and capital gains distributions	2,632	90	580	(91)
Net unrealized appreciation (depreciation)
of investments	402	44	359	18
Net increase (decrease) in net assets resulting from operations	2,930	135	917	(72)
Changes from principal transactions:
Premiums	17	—	—	—
Death benefits	(170)	—	(219)	—
Surrenders and withdrawals	(2,697)	(13)	(843)	(7)
Contract charges	(161)	—	(53)	(1)
Cost of insurance and administrative charges	(1)	—	—	—
Transfers between Divisions (including fixed account), net	846	(1)	(213)	(194)
Increase (decrease) in net assets derived from
principal transactions	(2,166)	(14)	(1,328)	(202)
Total increase (decrease) in net assets	764	121	(411)	(274)
Net assets at December 31, 2020	$23,090	$985	$7,476	$—

The accompanying notes are an integral part of these financial statements.
49

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya FTSE 100® Index Portfolio - Class A	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Hang Seng Index Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class S
Net assets at January 1, 2019	$52	$7,730	$600	$2,256

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	88	34	(3)
Total realized gain (loss) on investments
and capital gains distributions	(2)	526	98	458
Net unrealized appreciation (depreciation)
of investments	2	1,012	(80)	128
Net increase (decrease) in net assets resulting from operations	9	1,626	52	583
Changes from principal transactions:
Premiums	—	—	—	11
Death benefits	—	(184)	(121)	(125)
Surrenders and withdrawals	(11)	(977)	(129)	(230)
Contract charges	(1)	(76)	(8)	(18)
Cost of insurance and administrative charges	—	(1)	—	—
Transfers between Divisions (including fixed account), net	2	2,002	109	(47)
Increase (decrease) in net assets derived from
principal transactions	(10)	764	(149)	(409)
Total increase (decrease) in net assets	(1)	2,390	(97)	174
Net assets at December 31, 2019	51	10,120	503	2,430

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	62	—	(4)
Total realized gain (loss) on investments
and capital gains distributions	(24)	34	(230)	396
Net unrealized appreciation (depreciation)
of investments	5	(443)	153	(93)
Net increase (decrease) in net assets resulting from operations	(15)	(347)	(77)	299
Changes from principal transactions:
Premiums	—	15	—	—
Death benefits	—	(97)	—	(19)
Surrenders and withdrawals	(4)	(996)	(7)	(128)
Contract charges	—	(77)	(2)	(18)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(32)	59	(417)	(96)
Increase (decrease) in net assets derived from
principal transactions	(36)	(1,096)	(426)	(261)
Total increase (decrease) in net assets	(51)	(1,443)	(503)	38
Net assets at December 31, 2020	$—	$8,677	$—	$2,468
The accompanying notes are an integral part of these financial statements.
50

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A	Voya International Index Portfolio - Class S
Net assets at January 1, 2019	$3,182	$2,791	$13,038	$837

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	(22)	155	11
Total realized gain (loss) on investments
and capital gains distributions	650	581	4	94
Net unrealized appreciation (depreciation)
of investments	81	(35)	2,155	34
Net increase (decrease) in net assets resulting from operations	718	524	2,314	139
Changes from principal transactions:
Premiums	8	8	14	—
Death benefits	(29)	(42)	(151)	(47)
Surrenders and withdrawals	(519)	(284)	(1,617)	(238)
Contract charges	(28)	(24)	(114)	(6)
Cost of insurance and administrative charges	—	—	(1)	—
Transfers between Divisions (including fixed account), net	(364)	11	(217)	(66)
Increase (decrease) in net assets derived from
principal transactions	(932)	(331)	(2,086)	(357)
Total increase (decrease) in net assets	(214)	193	228	(218)
Net assets at December 31, 2019	2,968	2,984	13,266	619

Increase (decrease) in net assets
Operations:	(5)	(14)	95	6
Net investment income (loss)
Total realized gain (loss) on investments	(163)	372	(51)	6
and capital gains distributions
Net unrealized appreciation (depreciation)
of investments	270	(379)	453	21
Net increase (decrease) in net assets resulting from operations	102	(21)	497	33
Changes from principal transactions:
Premiums	—	—	108	—
Death benefits	(9)	(129)	(48)	(1)
Surrenders and withdrawals	(364)	(596)	(1,605)	(18)
Contract charges	(22)	(21)	(95)	(4)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(113)	(53)	116	(2)
Increase (decrease) in net assets derived from
principal transactions	(508)	(799)	(1,524)	(25)
Total increase (decrease) in net assets	(406)	(820)	(1,027)	8
Net assets at December 31, 2020	$2,562	$2,164	$12,239	$627

The accompanying notes are an integral part of these financial statements.
51

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Japan TOPIX® Index Portfolio - Class A	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I
Net assets at January 1, 2019	$172	$3,413	$13,640	$227

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	(30)	(27)	3
Total realized gain (loss) on investments
and capital gains distributions	22	548	2,133	11
Net unrealized appreciation (depreciation)
of investments	(8)	668	1,191	39
Net increase (decrease) in net assets resulting from operations	20	1,186	3,297	53
Changes from principal transactions:
Premiums	—	11	4	—
Death benefits	—	(65)	(631)	(12)
Surrenders and withdrawals	(38)	(433)	(1,184)	(3)
Contract charges	(1)	(30)	(94)	—
Cost of insurance and administrative charges	—	—	(1)	—
Transfers between Divisions (including fixed account), net	(32)	5,557	(3,558)	—
Increase (decrease) in net assets derived from
principal transactions	(71)	5,040	(5,464)	(15)
Total increase (decrease) in net assets	(51)	6,226	(2,167)	38
Net assets at December 31, 2019	121	9,639	11,473	265

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	(152)	(26)	—
Total realized gain (loss) on investments
and capital gains distributions	(53)	1,887	1,002	7
Net unrealized appreciation (depreciation)
of investments	24	3,045	1,084	(6)
Net increase (decrease) in net assets resulting from operations	(17)	4,780	2,060	1
Changes from principal transactions:
Premiums	—	69	139	—
Death benefits	—	(387)	(547)	—
Surrenders and withdrawals	—	(1,392)	(522)	(2)
Contract charges	—	(102)	(80)	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(104)	5,315	(102)	5
Increase (decrease) in net assets derived from
principal transactions	(104)	3,503	(1,112)	3
Total increase (decrease) in net assets	(121)	8,283	948	4
Net assets at December 31, 2020	$—	$17,922	$12,421	$269
The accompanying notes are an integral part of these financial statements.
52

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class S
Net assets at January 1, 2019	$8,147	$3,365	$3,764	$3,631

Increase (decrease) in net assets
Operations:
Net investment income (loss)	43	(42)	(11)	(30)
Total realized gain (loss) on investments
and capital gains distributions	864	804	513	287
Net unrealized appreciation (depreciation)
of investments	803	429	497	607
Net increase (decrease) in net assets resulting from operations	1,710	1,191	999	864
Changes from principal transactions:
Premiums	2	6	1	14
Death benefits	(83)	(2)	(84)	(40)
Surrenders and withdrawals	(1,106)	(379)	(364)	(405)
Contract charges	(49)	(32)	(34)	(31)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	7,242	9,440	(142)	3,957
Increase (decrease) in net assets derived from
principal transactions	6,006	9,033	(623)	3,495
Total increase (decrease) in net assets	7,716	10,224	376	4,359
Net assets at December 31, 2019	15,863	13,589	4,140	7,990

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(54)	(171)	(15)	(37)
Total realized gain (loss) on investments
and capital gains distributions	787	1,797	268	240
Net unrealized appreciation (depreciation)
of investments	(876)	2,343	242	984
Net increase (decrease) in net assets resulting from operations	(143)	3,969	495	1,187
Changes from principal transactions:
Premiums	38	5	124	168
Death benefits	(321)	(52)	(178)	(304)
Surrenders and withdrawals	(1,441)	(1,148)	(237)	(722)
Contract charges	(95)	(102)	(30)	(59)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	480	(671)	(107)	213
Increase (decrease) in net assets derived from
principal transactions	(1,339)	(1,968)	(428)	(704)
Total increase (decrease) in net assets	(1,482)	2,001	67	483
Net assets at December 31, 2020	$14,381	$15,590	$4,207	$8,473

The accompanying notes are an integral part of these financial statements.
53

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class S
Net assets at January 1, 2019	$2,272	$3,990	$10,743	$427

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(28)	32	(151)	(5)
Total realized gain (loss) on investments
and capital gains distributions	214	(16)	1,573	56
Net unrealized appreciation (depreciation)
of investments	336	233	1,275	46
Net increase (decrease) in net assets resulting from operations	522	249	2,697	97
Changes from principal transactions:
Premiums	—	6	3	3
Death benefits	(6)	(38)	(147)	(58)
Surrenders and withdrawals	(213)	(450)	(1,920)	(22)
Contract charges	(17)	(33)	(83)	(3)
Cost of insurance and administrative charges	—	—	(1)	—
Transfers between Divisions (including fixed account), net	(132)	788	(500)	(3)
Increase (decrease) in net assets derived from
principal transactions	(368)	273	(2,648)	(83)
Total increase (decrease) in net assets	154	522	49	14
Net assets at December 31, 2019	2,426	4,512	10,792	441

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(19)	50	(144)	(4)
Total realized gain (loss) on investments
and capital gains distributions	(120)	88	779	(39)
Net unrealized appreciation (depreciation)
of investments	333	125	2,947	108
Net increase (decrease) in net assets resulting from operations	194	263	3,582	65
Changes from principal transactions:
Premiums	17	6	40	2
Death benefits	(64)	(18)	(139)	(6)
Surrenders and withdrawals	(103)	(286)	(1,157)	(60)
Contract charges	(13)	(41)	(70)	(2)
Cost of insurance and administrative charges	—	—	(1)	—
Transfers between Divisions (including fixed account), net	420	941	(713)	(6)
Increase (decrease) in net assets derived from
principal transactions	257	602	(2,040)	(72)
Total increase (decrease) in net assets	451	865	1,542	(7)
Net assets at December 31, 2020	$2,877	$5,377	$12,334	$434

The accompanying notes are an integral part of these financial statements.
54

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

1.Organization
ReliaStar Life Insurance Company of New York Separate Account NY-B (the “Account”) was established by a predecessor to ReliaStar Life Insurance Company of New York (“RLNY” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Account is closed to new deposits and new policyholders. The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya Financial”), a holding company domiciled in the State of Delaware.

Prior to May 2013, Voya Financial, which together with its subsidiaries, including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING. Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. RLNY provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the RLNY fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business RLNY may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of RLNY. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of RLNY.

At December 31, 2020, the Account had, under Voya GoldenSelect, Voya Empire, Voya Simplicity, Voya Architect, and Voya Rollover Contracts, 72 investment divisions (the “Divisions”), 12 of which invest in independently managed mutual funds and 60 of which invest in mutual fund portfolios managed by an affiliate, Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated Fund (“Fund”) of various investment trusts (the “Trusts”).

The Divisions with asset balances at December 31, 2020 and related Trusts are as follows:

AIM Variable Insurance Funds:	Legg Mason Partners Variable Income Trust:
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series II	Western Asset Core Plus VIT Portfolio - Class I
BlackRock Variable Series Funds, Inc.:	PIMCO Variable Insurance Trust:
BlackRock Global Allocation V.I. Fund - Class III	PIMCO VIT Real Return Portfolio - Administrative Class
Columbia Funds Variable Insurance Trust:	ProFunds:
Columbia Small Cap Value Fund, Variable Series - Class 2 Shares	ProFund VP Bull
Franklin Templeton Variable Insurance Products Trust:	ProFund VP Europe 30
Franklin Small Cap Value VIP Fund - Class 2	ProFund VP Rising Rates Opportunity
Legg Mason Partners Variable Equity Trust:	Voya Balanced Portfolio, Inc.:
QS Variable Conservative Growth - Class I	Voya Balanced Portfolio - Class S
QS Variable Growth - Class I	Voya Intermediate Bond Portfolio:
QS Variable Moderate Growth - Class I	Voya Intermediate Bond Portfolio - Class S

55

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Voya Investors Trust:	Voya Partners, Inc.: (continued):
Voya Balanced Income Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service Class
Voya Global Perspectives® Portfolio - Class A	VY® Invesco Oppenheimer Global Portfolio - Initial Class
Voya Government Liquid Assets Portfolio - Service Class	VY® Invesco Oppenheimer Global Portfolio - Service Class
Voya High Yield Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class
Voya Large Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Voya Large Cap Growth Portfolio - Service Class	Voya Strategic Allocation Portfolios, Inc.:
Voya Large Cap Value Portfolio - Service Class	Voya Strategic Allocation Conservative Portfolio - Class S
Voya Limited Maturity Bond Portfolio - Service Class	Voya Strategic Allocation Moderate Portfolio - Class S
Voya Retirement Conservative Portfolio - Adviser Class	Voya Variable Funds:
Voya Retirement Growth Portfolio - Adviser Class	Voya Growth and Income Portfolio - Class A
Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Growth and Income Portfolio - Class I
Voya Retirement Moderate Portfolio - Adviser Class	Voya Growth and Income Portfolio - Class S
Voya U.S. Stock Index Portfolio - Service Class	Voya Variable Portfolios, Inc.:
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	Voya Global High Dividend Low Volatility Portfolio - Class S
VY® Clarion Global Real Estate Portfolio - Service Class	Voya Index Plus LargeCap Portfolio - Class S
VY® Clarion Real Estate Portfolio - Service Class	Voya Index Plus MidCap Portfolio - Class S
VY® Invesco Growth and Income Portfolio - Service Class	Voya Index Plus SmallCap Portfolio - Class S
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	Voya International Index Portfolio - Class A
VY® Morgan Stanley Global Franchise Portfolio - Service Class	Voya International Index Portfolio - Class S
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	Voya Russell™ Large Cap Growth Index Portfolio - Class S
VY® T. Rowe Price International Stock Portfolio - Service Class	Voya Russell™ Large Cap Index Portfolio - Class S
Voya Partners, Inc.:	Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Global Bond Portfolio - Service Class	Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Solution 2025 Portfolio - Service Class	Voya Russell™ Mid Cap Index Portfolio - Class S
Voya Solution 2035 Portfolio - Service Class	Voya Russell™ Small Cap Index Portfolio - Class S
Voya Solution 2045 Portfolio - Service Class	Voya Small Company Portfolio - Class S
Voya Solution Income Portfolio - Service Class	Voya U.S. Bond Index Portfolio - Class S
Voya Solution Moderately Aggressive Portfolio - Service Class	Voya Variable Products Trust:
VY® American Century Small-Mid Cap Value Portfolio - Service Class	Voya MidCap Opportunities Portfolio - Class S
VY® Columbia Small Cap Value II Portfolio - Service Class	Voya SmallCap Opportunities Portfolio - Class S
VY® Invesco Equity and Income Portfolio - Service 2 Class

The names of certain Divisions were changed during 2020. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
Voya Variable Portfolios, Inc.:	Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Global Equity Portfolio - Class S

During 2020, the following Divisions were closed to contract owners:

Voya Variable Portfolios, Inc.:
Voya Euro STOXX 50® Index Portfolio - Class A
Voya FTSE 100® Index Portfolio - Class A
Voya Hang Seng Index Portfolio - Class S
Voya Japan TOPIX® Index Portfolio - Class A

56

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

2.    Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of RLNY, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of RLNY, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. To the extent that benefits to be paid to the contract owners exceed their account values, RLNY will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to RLNY. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

57

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including premiums, death benefits, surrenders and withdrawals, contract charges, cost of insurance and administrative charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) RLNY related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by RLNY).

Subsequent Events

The Account has evaluated all events through the date the financial statements were issued to determine whether any event required either recognition or disclosure in the financial statements. The Account is not aware of any subsequent events that would have a material effect on the financial statements of the Account except as follows:

On January 4, 2021, Voya Financial, Inc. (“Voya Financial”) consummated a series of transactions pursuant to a Master Transaction Agreement (the “Resolution MTA”) entered into on December 18, 2019 with Resolution Life U.S. Holdings Inc., a Delaware corporation (“Resolution Life US”), pursuant to which Resolution Life US acquired all of the shares of the capital stock of several subsidiaries of Voya Financial including Security Life of Denver Company ("SLD").

Concurrently with the sale, SLD entered into reinsurance agreements with Reliastar Life Insurance Company ("RLI"), ReliaStar Life Insurance Company of New York ("RLNY"), and Voya Retirement Insurance and Annuity Company ("VRIAC"), each of which is a direct or indirect wholly owned subsidiary of Voya Financial. Pursuant to these agreements, RLI and VRIAC reinsured to SLD a 100% quota share, and RLNY reinsured to SLD a 75% quota share, of their respective individual life insurance and annuities businesses. RLI, RLNY, and VRIAC remain subsidiaries of Voya Financial and remain liable to the underlying policyholders, even if SLD defaults on its obligations with respect to the ceded business.

3.    Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfers agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.
The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2020 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2020. The Account had no liabilities as of December 31, 2020.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority
58

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

•Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
•Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a.Quoted prices for similar assets or liabilities in active markets;
b.Quoted prices for identical or similar assets or liabilities in non-active markets;
c.Inputs other than quoted market prices that are observable; and
d.Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
•Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.    Charges and Fees

Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover RLNY's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

RLNY assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.85% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset-Based Administrative Charges

A charge to cover administrative expenses of the Account may be deducted at an annual rate of 0.15% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts. These charges are assessed through the redemption of units.

59

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Contingent Deferred Sales Charges

For certain Contracts a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.00% of each premium payment if the Contact is surrendered or an excess partial withdrawal is taken as specified in the Contact. These charges are assessed through the redemption of units.

Other Contracts Charges

For certain Contracts, an additional charge of 0.60% is deducted daily from the accumulation values for contract owners who select the Premium Bonus Option feature. These charges are assessed through a reduction in unit values.

Certain Contracts contain optional riders that are available for additional charge, such as minimum guaranteed income benefits and minimum guaranteed withdrawal benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Fees Waived by RLNY

Certain charges and fees for various types of Contracts may be waived by RLNY. RLNY reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5.    Related Party Transactions

Management fees were paid to VIL, an affiliate of the Company, in its capacity as investment adviser to the Voya Balanced Portfolio, Inc., Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Partners, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.20% to 1.25% of the average net assets of each respective Fund.
60

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

6.    Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 follow:

	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series II	$2	$10
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	673	1,290
Columbia Funds Variable Insurance Trust:
Columbia Small Cap Value Fund, Variable Series - Class 2 Shares	20	91
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	33	28
Legg Mason Partners Variable Equity Trust:
QS Variable Conservative Growth - Class I	17	30
QS Variable Growth - Class I	8	6
QS Variable Moderate Growth - Class I	10	25
Legg Mason Partners Variable Income Trust:
Western Asset Core Plus VIT Portfolio - Class I	4	7
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	2	6
ProFunds:
ProFund VP Bull	1	1
ProFund VP Europe 30	3	1
ProFund VP Rising Rates Opportunity	6	1
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class S	4	4
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class S	5,481	7,176
Voya Investors Trust:
Voya Balanced Income Portfolio - Service Class	1,066	1,983
Voya Global Perspectives® Portfolio - Class A	279	469
Voya Government Liquid Assets Portfolio - Service Class	11,122	8,545
Voya High Yield Portfolio - Service Class	526	1,390
Voya Large Cap Growth Portfolio - Adviser Class	6,496	11,916
Voya Large Cap Growth Portfolio - Service Class	4,547	6,470
Voya Large Cap Value Portfolio - Service Class	2,704	2,587
Voya Limited Maturity Bond Portfolio - Service Class	2	11
Voya Retirement Conservative Portfolio - Adviser Class	1,861	1,518
Voya Retirement Growth Portfolio - Adviser Class	3,684	13,293
Voya Retirement Moderate Growth Portfolio - Adviser Class	3,498	10,486
Voya Retirement Moderate Portfolio - Adviser Class	2,482	6,492
Voya U.S. Stock Index Portfolio - Service Class	573	1,068
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	2,798	695
VY® Clarion Global Real Estate Portfolio - Service Class	352	259
VY® Clarion Real Estate Portfolio - Service Class	311	409
VY® Invesco Growth and Income Portfolio - Service Class	214	514
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	798	2,285
VY® Morgan Stanley Global Franchise Portfolio - Service Class	469	839
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	3,993	6,188
VY® T. Rowe Price International Stock Portfolio - Service Class	255	647
61

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class	$1	$4
Voya International High Dividend Low Volatility Portfolio - Service Class	1,104	847
Voya Solution 2025 Portfolio - Service Class	56	372
Voya Solution 2035 Portfolio - Service Class	18	4
Voya Solution 2045 Portfolio - Service Class	2	1
Voya Solution Income Portfolio - Service Class	4	7
Voya Solution Moderately Aggressive Portfolio - Service Class	763	1,158
VY® American Century Small-Mid Cap Value Portfolio - Service Class	6	14
VY® Columbia Small Cap Value II Portfolio - Service Class	139	270
VY® Invesco Equity and Income Portfolio - Service 2 Class	325	628
VY® Invesco Equity and Income Portfolio - Service Class	389	1,372
VY® Invesco Oppenheimer Global Portfolio - Initial Class	2	6
VY® Invesco Oppenheimer Global Portfolio - Service Class	736	1,305
VY® JPMorgan Mid Cap Value Portfolio - Service Class	201	319
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	173	128
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class S	54	51
Voya Strategic Allocation Moderate Portfolio - Class S	8	10
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	3,441	3,631
Voya Growth and Income Portfolio - Class I	98	25
Voya Growth and Income Portfolio - Class S	769	1,444
Voya Variable Portfolios, Inc.:
Voya Euro STOXX 50® Index Portfolio - Class A	105	203
Voya FTSE 100® Index Portfolio - Class A	3	35
Voya Global High Dividend Low Volatility Portfolio - Class S	864	1,898
Voya Hang Seng Index Portfolio - Class S	212	428
Voya Index Plus LargeCap Portfolio - Class S	239	302
Voya Index Plus MidCap Portfolio - Class S	45	559
Voya Index Plus SmallCap Portfolio - Class S	74	858
Voya International Index Portfolio - Class A	660	2,090
Voya International Index Portfolio - Class S	24	43
Voya Japan TOPIX® Index Portfolio - Class A	40	104
Voya Russell™ Large Cap Growth Index Portfolio - Class S	8,006	4,227
Voya Russell™ Large Cap Index Portfolio - Class S	931	1,646
Voya Russell™ Large Cap Value Index Portfolio - Class I	15	5
Voya Russell™ Large Cap Value Index Portfolio - Class S	1,321	2,319
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	1,834	3,124
Voya Russell™ Mid Cap Index Portfolio - Class S	745	707
Voya Russell™ Small Cap Index Portfolio - Class S	1,147	1,458
Voya Small Company Portfolio - Class S	618	343
Voya U.S. Bond Index Portfolio - Class S	1,788	1,109
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class S	762	2,347
Voya SmallCap Opportunities Portfolio - Class S	30	104

62

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

7. Changes in Units
The net changes in units outstanding follow:

	Year end December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AIM Variable Insurance Funds:
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series II	—	374	(374)	—	314	(314)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	3,982	80,933	(76,951)	8,394	265,657	(257,263)
Columbia Funds Variable Insurance Trust:
Columbia Small Cap Value Fund, Variable Series - Class 2 Shares	443	4,116	(3,673)	224	5,776	(5,552)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	139	1,303	(1,164)	—	3,455	(3,455)
Legg Mason Partners Variable Equity Trust:
QS Variable Conservative Growth - Class I	—	875	(875)	—	13,479	(13,479)
QS Variable Growth - Class I	2	137	(135)	2	848	(846)
QS Variable Moderate Growth - Class I	9	852	(843)	19	1,328	(1,309)
Legg Mason Partners Variable Income Trust:
Western Asset Core Plus VIT Portfolio - Class I	—	140	(140)	398	157	241
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	320	599	(279)	—	463	(463)
ProFunds:
ProFund VP Bull	—	21	(21)	—	16	(16)
ProFund VP Europe 30	157	55	102	41	35	6
ProFund VP Rising Rates Opportunity	4,773	404	4,369	3,228	1,569	1,659
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class S	—	198	(198)	17	2,435	(2,418)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class S	286,025	516,076	(230,051)	219,709	621,931	(402,222)
Voya Investors Trust:
Voya Balanced Income Portfolio - Service Class	24,257	110,321	(86,064)	24,263	108,209	(83,946)
Voya Global Perspectives® Portfolio - Class A	17,900	35,913	(18,013)	156	17,009	(16,853)
Voya Government Liquid Assets Portfolio - Service Class	1,088,505	845,963	242,542	795,800	972,552	(176,752)
Voya High Yield Portfolio - Service Class	16,397	65,764	(49,367)	15,200	62,830	(47,630)
Voya Large Cap Growth Portfolio - Adviser Class	66,119	444,020	(377,901)	228,634	304,145	(75,511)
63

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

	Year end December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Investors Trust: (continued)
Voya Large Cap Growth Portfolio - Service Class	1,628	126,893	(125,265)	543	161,935	(161,392)
Voya Large Cap Value Portfolio - Service Class	71,402	141,382	(69,980)	181,050	144,435	36,615
Voya Limited Maturity Bond Portfolio - Service Class	—	383	(383)	—	118	(118)
Voya Retirement Conservative Portfolio - Adviser Class	137,041	120,724	16,317	20,730	132,002	(111,272)
Voya Retirement Growth Portfolio - Adviser Class	35,887	771,065	(735,178)	53,353	441,936	(388,583)
Voya Retirement Moderate Growth Portfolio - Adviser Class	81,028	597,067	(516,039)	6,542	500,724	(494,182)
Voya Retirement Moderate Portfolio - Adviser Class	88,488	408,364	(319,876)	5,125	251,684	(246,559)
Voya U.S. Stock Index Portfolio - Service Class	32,534	96,683	(64,149)	576,226	6,589	569,637
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	239,813	66,181	173,632	11,726	108,525	(96,799)
VY® Clarion Global Real Estate Portfolio - Service Class	8,036	18,025	(9,989)	829	30,217	(29,388)
VY® Clarion Real Estate Portfolio - Service Class	3,531	13,669	(10,138)	225	11,705	(11,480)
VY® Invesco Growth and Income Portfolio - Service Class	3,056	20,530	(17,474)	2,607	15,297	(12,690)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	11,296	84,613	(73,317)	85,850	91,943	(6,093)
VY® Morgan Stanley Global Franchise Portfolio - Service Class	2,971	23,728	(20,757)	3,829	22,740	(18,911)
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	44,845	187,815	(142,970)	58,382	186,700	(128,318)
VY® T. Rowe Price International Stock Portfolio - Service Class	5,634	33,726	(28,092)	4,605	48,733	(44,128)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class	—	236	(236)	—	1,956	(1,956)
Voya International High Dividend Low Volatility Portfolio - Service Class	25,261	69,869	(44,608)	12,343	120,962	(108,619)
Voya Solution 2025 Portfolio - Service Class	—	21,916	(21,916)	—	2,581	(2,581)
Voya Solution 2035 Portfolio - Service Class	—	118	(118)	—	300	(300)
Voya Solution 2045 Portfolio - Service Class	—	53	(53)	—	74	(74)
Voya Solution Income Portfolio - Service Class	—	364	(364)	—	273	(273)
Voya Solution Moderately Aggressive Portfolio - Service Class	6,459	87,398	(80,939)	2,513	81,108	(78,595)
VY® American Century Small-Mid Cap Value Portfolio - Service Class	149	587	(438)	—	4,987	(4,987)
VY® Columbia Small Cap Value II Portfolio - Service Class	4,606	15,459	(10,853)	1,388	16,465	(15,077)
VY® Invesco Equity and Income Portfolio - Service 2 Class	4,194	45,382	(41,188)	4,838	49,690	(44,852)
VY® Invesco Equity and Income Portfolio - Service Class	2,922	65,782	(62,860)	780	43,666	(42,886)
VY® Invesco Oppenheimer Global Portfolio - Initial Class	—	172	(172)	—	79	(79)
VY® Invesco Oppenheimer Global Portfolio - Service Class	17,701	43,035	(25,334)	3,593	48,269	(44,676)
VY® JPMorgan Mid Cap Value Portfolio - Service Class	1,584	11,847	(10,263)	38	11,783	(11,745)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	1,256	3,990	(2,734)	677	7,574	(6,897)
64

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

	Year end December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class S	—	2,648	(2,648)	35,243	10,968	24,275
Voya Strategic Allocation Moderate Portfolio - Class S	89	644	(555)	—	960	(960)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	56,832	158,155	(101,323)	5,530	169,752	(164,222)
Voya Growth and Income Portfolio - Class I	—	601	(601)	—	3,030	(3,030)
Voya Growth and Income Portfolio - Class S	4,100	73,916	(69,816)	651	109,244	(108,593)
Voya Variable Portfolios, Inc.:
Voya Euro STOXX 50® Index Portfolio - Class A	—	25,041	(25,041)	66	151,460	(151,394)
Voya FTSE 100® Index Portfolio - Class A	—	3,715	(3,715)	336	1,170	(834)
Voya Global High Dividend Low Volatility Portfolio - Class S	36,181	128,690	(92,509)	192,097	123,462	68,635
Voya Hang Seng Index Portfolio - Class S	1	27,876	(27,875)	8,399	17,226	(8,827)
Voya Index Plus LargeCap Portfolio - Class S	487	10,489	(10,002)	518	17,959	(17,441)
Voya Index Plus MidCap Portfolio - Class S	981	21,966	(20,985)	465	36,416	(35,951)
Voya Index Plus SmallCap Portfolio - Class S	1,672	36,384	(34,712)	2,116	15,669	(13,553)
Voya International Index Portfolio - Class A	42,686	190,378	(147,692)	16,352	213,241	(196,889)
Voya International Index Portfolio - Class S	1,136	3,537	(2,401)	206	35,374	(35,168)
Voya Japan TOPIX® Index Portfolio - Class A	—	7,972	(7,972)	2,698	7,716	(5,018)
Voya Russell™ Large Cap Growth Index Portfolio - Class S	168,339	87,998	80,341	144,455	26,876	117,579
Voya Russell™ Large Cap Index Portfolio - Class S	19,370	66,233	(46,863)	4,604	259,045	(254,441)
Voya Russell™ Large Cap Value Index Portfolio - Class I	420	162	258	11	1,206	(1,195)
Voya Russell™ Large Cap Value Index Portfolio - Class S	34,029	94,226	(60,197)	345,529	148,844	196,685
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	25,629	76,052	(50,423)	300,445	19,688	280,757
Voya Russell™ Mid Cap Index Portfolio - Class S	10,759	31,145	(20,386)	1,775	30,246	(28,471)
Voya Russell™ Small Cap Index Portfolio - Class S	36,710	73,400	(36,690)	199,022	37,980	161,042
Voya Small Company Portfolio - Class S	24,918	17,136	7,782	2,709	20,300	(17,591)
Voya U.S. Bond Index Portfolio - Class S	134,284	87,885	46,399	102,161	81,236	20,925
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class S	6,894	79,952	(73,058)	2,529	111,745	(109,216)
Voya SmallCap Opportunities Portfolio - Class S	1,005	4,438	(3,433)	145	3,194	(3,049)

65

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

8. Financial Highlights
A summary of unit values, units outstanding, and net assets for variable annuity contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ending December 31, 2020, 2019, 2018, 2017, and 2016, follows:

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series II
2020		5		$27.96		$131	—		1.00%			18.42%
2019		5		$23.61		$120	—		1.00%			24.85%
2018		5		$18.91		$102	—		1.00%			-11.43%
2017		6		$21.35		$122	0.64%		1.00%			12.78%
2016		6		$18.93		$112	0.24%		1.00%			16.49%
BlackRock Global Allocation V.I. Fund - Class III
2020		551	$16.03	to	$17.55	$9,262	1.17%	1.15%	to	1.85%	18.48%	to	19.31%
2019		628	$13.53	to	$14.71	$8,875	1.11%	1.15%	to	1.85%	15.54%	to	16.38%
2018		885	$11.71	to	$12.64	$10,752	0.85%	1.15%	to	1.85%	-9.30%	to	-8.60%
2017		973	$12.91	to	$13.83	$12,984	1.26%	1.15%	to	1.85%	11.58%	to	12.35%
2016		1,073	$11.46	to	$12.31	$12,804	1.14%	1.15%	to	1.95%	1.78%	to	2.67%
Columbia Small Cap Value Fund, Variable Series - Class 2 Shares
2020		11	$24.85	to	$27.35	$289	0.31%	1.25%	to	1.85%	6.56%	to	7.25%
2019		15	$23.32	to	$25.50	$361	0.26%	1.25%	to	1.85%	18.74%	to	19.44%
2018		20	$19.64	to	$21.35	$419	0.18%	1.25%	to	1.85%	-19.67%	to	-19.19%
2017		26	$24.45	to	$26.42	$677	0.33%	1.25%	to	1.85%	11.90%	to	12.57%
2016		36	$21.85	to	$23.47	$835	0.35%	1.25%	to	1.85%	30.29%	to	31.12%
Franklin Small Cap Value VIP Fund - Class 2
2020		20	$22.29	to	$22.91	$453	1.31%	1.00%	to	1.20%	3.92%	to	4.14%
2019		21	$21.45	to	$22.00	$461	1.12%	1.00%	to	1.20%	24.78%	to	25.14%
2018		25	$17.19	to	$17.58	$429	0.93%	1.00%	to	1.20%	-13.92%	to	-13.78%
2017		32	$19.96	to	$20.39	$642	0.48%	1.00%	to	1.20%	9.31%	to	9.56%
2016		36	$18.26	to	$18.61	$666	0.82%	1.00%	to	1.20%	28.59%	to	28.88%

66

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
QS Variable Conservative Growth - Class I
2020		14	$30.81	to	$31.95	$419	1.93%	1.25%	to	1.40%	9.41%	to	9.57%
2019		14	$28.16	to	$29.16	$408	1.65%	1.25%	to	1.40%	15.69%	to	15.90%
2018		28	$24.34	to	$25.16	$680	2.66%	1.25%	to	1.40%	-5.73%	to	-5.59%
2017		29	$25.82	to	$26.65	$749	2.39%	1.25%	to	1.40%	11.97%	to	12.12%
2016		30	$23.06	to	$23.77	$699	2.29%	1.25%	to	1.40%	5.93%	to	6.12%
QS Variable Growth - Class I
2020		5	$29.63	to	$30.73	$162	1.27%	1.25%	to	1.40%	9.66%	to	9.83%
2019		6	$27.02	to	$27.98	$152	1.35%	1.25%	to	1.40%	20.84%	to	21.07%
2018		6	$22.36	to	$23.11	$144	2.52%	1.25%	to	1.40%	-9.33%	to	-9.19%
2017		7	$24.66	to	$25.45	$173	1.82%	1.25%	to	1.40%	17.71%	to	17.82%
2016		7	$20.95	to	$21.60	$156	1.42%	1.25%	to	1.40%	6.94%	to	7.14%
QS Variable Moderate Growth - Class I
2020		7	$28.83	to	$29.89	$208	1.43%	1.25%	to	1.40%	9.54%	to	9.69%
2019		8	$26.32	to	$27.25	$212	1.43%	1.25%	to	1.40%	18.72%	to	18.89%
2018		9	$22.17	to	$22.92	$207	2.74%	1.25%	to	1.40%	-7.59%	to	-7.43%
2017		10	$23.99	to	$24.76	$231	2.17%	1.25%	to	1.40%	15.12%	to	15.27%
2016		10	$20.84	to	$21.48	$205	2.04%	1.25%	to	1.40%	6.49%	to	6.65%
Western Asset Core Plus VIT Portfolio - Class I
2020		5	$32.40	to	$33.69	$177	2.31%	1.25%	to	1.40%	7.78%	to	7.95%
2019		5	$30.06	to	$31.21	$169	4.45%	1.25%	to	1.40%		10.79%
2018		5		$28.17		$146	3.33%		1.25%			-3.46%
2017		5		$29.18		$154	4.35%		1.25%			4.40%
2016		5	$27.04	to	$27.95	$153	2.29%	1.25%	to	1.40%	3.09%	to	3.25%
PIMCO VIT Real Return Portfolio - Administrative Class
2020		9	$15.54	to	$15.97	$139	1.49%	1.00%	to	1.20%	10.37%	to	10.60%
2019		9	$14.08	to	$14.44	$130	1.56%	1.00%	to	1.20%	7.15%	to	7.36%
2018		10	$13.14	to	$13.45	$127	1.96%	1.00%	to	1.20%	-3.45%	to	-3.17%
2017		13	$13.60	to	$13.89	$179	2.39%	1.00%	to	1.20%	2.48%	to	2.58%
2016		14	$13.28	to	$13.54	$185	3.42%	1.00%	to	1.20%	3.91%	to	4.15%

67

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
ProFund VP Bull
2020		—	$25.60	to	$27.36	$11	—	1.45%	to	1.85%	13.88%	to	14.33%
2019		—	$22.48	to	$23.93	$10	—	1.45%	to	1.85%	26.51%	to	27.02%
2018		—	$17.77	to	$18.84	$8	—	1.45%	to	1.85%	-7.88%	to	-7.51%
2017		1	$19.29	to	$20.37	$11	—	1.45%	to	1.85%	17.12%	to	17.61%
2016		1	$16.47	to	$17.32	$10	—	1.45%	to	1.85%	7.65%	to	8.11%
ProFund VP Europe 30
2020		1	$10.58	to	$12.37	$15	—	1.25%	to	1.45%	-10.56%	to	-10.41%
2019		1	$11.81	to	$13.83	$15	—	1.25%	to	1.45%	16.12%	to	16.35%
2018		1	$10.15	to	$11.91	$13	—	1.25%	to	1.45%	-15.41%	to	-15.20%
2017		1	$11.97	to	$14.08	$15	1.79%	1.25%	to	1.45%	18.02%	to	18.16%
2016		1	$10.13	to	$11.93	$13	2.86%	1.25%	to	1.45%	6.23%	to	6.52%
ProFund VP Rising Rates Opportunity
2020		16	$1.09	to	$1.21	$18	—	1.25%	to	1.85%	-28.48%	to	-27.81%
2019		12	$1.51	to	$1.68	$18	—	1.25%	to	1.85%	-18.56%	to	-18.38%
2018		10	$1.85	to	$2.06	$19	—	1.25%	to	1.85%	2.11%	to	2.78%
2017		14	$1.80	to	$2.01	$26	—	1.25%	to	1.85%	-13.72%	to	-12.99%
2016		15	$2.07	to	$2.31	$33	—	1.25%	to	1.85%	-6.78%	to	-6.33%
Voya Balanced Portfolio - Class S
2020		6	$17.51	to	$18.22	$107	1.92%	1.00%	to	1.45%	8.93%	to	9.43%
2019		6	$16.03	to	$16.68	$101	2.71%	1.00%	to	1.45%	17.10%	to	17.68%
2018		9	$13.66	to	$14.22	$120	2.36%	1.00%	to	1.45%	-8.39%	to	-7.97%
2017		9	$14.87	to	$15.49	$134	2.55%	1.00%	to	1.45%	12.74%	to	13.20%
2016		11	$13.16	to	$13.72	$146	1.51%	1.00%	to	1.45%	6.09%	to	6.51%
Voya Intermediate Bond Portfolio - Class S
2020		2,768	$14.41	to	$16.76	$43,078	3.19%	1.00%	to	2.00%	5.41%	to	6.50%
2019		2,998	$13.67	to	$15.75	$43,994	3.15%	1.00%	to	2.00%	7.38%	to	8.43%
2018		3,401	$12.68	to	$14.53	$46,204	3.38%	1.00%	to	2.00%	-2.82%	to	-1.78%
2017		3,836	$12.96	to	$14.80	$53,376	3.14%	1.00%	to	2.00%	2.73%	to	3.70%
2016		4,287	$12.55	to	$14.28	$57,720	2.14%	1.00%	to	2.00%	2.08%	to	3.13%

68

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Balanced Income Portfolio - Service Class
2020		346	$17.09	to	$19.11	$6,309	3.40%	1.15%	to	2.00%	0.95%	to	1.86%
2019		432	$16.93	to	$18.79	$7,790	4.52%	1.15%	to	2.00%	16.04%	to	17.05%
2018		516	$14.59	to	$16.07	$7,970	5.12%	1.15%	to	2.00%	-6.89%	to	-6.12%
2017		607	$15.67	to	$17.13	$10,052	4.65%	1.15%	to	2.00%	8.14%	to	9.10%
2016		744	$14.49	to	$15.72	$11,341	6.49%	1.15%	to	2.00%	13.38%	to	14.34%
Voya Global Perspectives® Portfolio - Class A
2020		43	$13.81	to	$14.72	$628	2.57%	1.15%	to	1.85%	13.66%	to	14.44%
2019		61	$12.15	to	$12.87	$773	3.22%	1.15%	to	1.85%	15.82%	to	16.67%
2018		78	$10.49	to	$11.05	$844	2.70%	1.15%	to	1.85%	-9.26%	to	-8.59%
2017		85	$11.56	to	$12.09	$1,009	2.75%	1.15%	to	1.85%	12.56%	to	13.25%
2016		115	$10.27	to	$10.69	$1,204	2.41%	1.15%	to	1.85%	4.48%	to	5.32%
Voya Government Liquid Assets Portfolio - Service Class
2020		1,077	$8.87	to	$16.87	$11,781	0.19%	1.00%	to	1.85%	-1.54%	to	-0.76%
2019		834	$8.97	to	$17.01	$9,204	1.74%	1.00%	to	1.85%	-0.11%	to	0.74%
2018		1,011	$8.90	to	$16.89	$11,506	1.38%	1.00%	to	2.00%	-0.67%	to	0.42%
2017		1,106	$8.95	to	$16.84	$11,651	0.39%	1.00%	to	2.00%	-1.54%	to	-0.63%
2016		1,291	$9.04	to	$16.95	$13,783	—	1.00%	to	2.00%	-1.94%	to	-0.93%
Voya High Yield Portfolio - Service Class
2020		149	$19.99	to	$25.32	$3,418	4.72%	1.00%	to	2.00%	3.50%	to	4.56%
2019		198	$19.19	to	$24.22	$4,333	5.30%	1.00%	to	2.00%	12.92%	to	14.04%
2018		246	$16.89	to	$21.25	$4,755	5.93%	1.00%	to	2.00%	-5.13%	to	-4.13%
2017		295	$18.15	to	$22.18	$6,002	6.49%	1.00%	to	2.00%	4.07%	to	5.13%
2016		399	$17.28	to	$21.11	$7,828	6.68%	1.00%	to	2.00%	12.29%	to	13.46%
Voya Large Cap Growth Portfolio - Adviser Class
2020		1,363	$30.50	to	$33.31	$43,549	—	1.00%	to	2.00%	27.51%	to	28.81%
2019		1,740	$23.92	to	$25.86	$43,423	0.09%	1.00%	to	2.00%	29.23%	to	30.54%
2018		1,816	$18.51	to	$19.81	$34,871	0.05%	1.00%	to	2.00%	-4.04%	to	-3.03%
2017		2,125	$19.28	to	$20.43	$42,291	0.07%	1.00%	to	2.00%	26.43%	to	27.77%
2016		2,611	$15.25	to	$15.99	$40,877	—	1.00%	to	2.00%	1.26%	to	2.30%

69

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Large Cap Growth Portfolio - Service Class
2020		734	$45.47	to	$64.53	$38,871	0.23%	1.00%	to	2.00%	27.98%	to	29.28%
2019		860	$35.24	to	$49.99	$35,378	0.42%	1.00%	to	2.00%	29.77%	to	31.10%
2018		1,021	$26.94	to	$38.19	$32,195	0.40%	1.00%	to	2.00%	-3.71%	to	-2.72%
2017		1,226	$27.74	to	$39.32	$39,931	0.40%	1.00%	to	2.00%	26.87%	to	28.13%
2016		1,560	$21.70	to	$30.73	$39,881	0.29%	1.00%	to	2.00%	1.62%	to	2.65%
Voya Large Cap Value Portfolio - Service Class
2020		768	$16.66	to	$22.43	$16,099	1.84%	1.00%	to	2.00%	3.87%	to	4.90%
2019		838	$15.91	to	$21.39	$16,815	2.03%	1.00%	to	2.00%	22.24%	to	23.52%
2018		801	$12.91	to	$17.32	$12,992	1.68%	1.00%	to	2.00%	-9.83%	to	-8.93%
2017		1,015	$14.20	to	$19.03	$18,205	2.12%	1.00%	to	2.00%	10.96%	to	12.10%
2016		1,198	$12.69	to	$16.98	$19,317	2.07%	1.00%	to	2.00%	11.31%	to	12.50%
Voya Limited Maturity Bond Portfolio - Service Class
2020		5		$23.37		$117	1.66%		1.40%			1.74%
2019		5		$22.97		$124	1.62%		1.40%			2.59%
2018		6		$22.39		$123	1.49%		1.40%			-0.36%
2017		6		$22.47		$146	1.75%		1.40%			-0.18%
2016		8		$22.51		$182	1.25%		1.40%			-0.13%
Voya Retirement Conservative Portfolio - Adviser Class
2020		454	$12.49	to	$13.52	$5,918	1.86%	1.15%	to	1.85%	8.33%	to	9.03%
2019		438	$11.53	to	$12.40	$5,262	2.00%	1.15%	to	1.85%	11.51%	to	12.32%
2018		549	$10.34	to	$11.04	$5,916	1.79%	1.15%	to	1.85%	-4.52%	to	-3.83%
2017		556	$10.83	to	$11.48	$6,243	1.31%	1.15%	to	1.85%	5.76%	to	6.49%
2016		681	$10.13	to	$10.78	$7,183	1.57%	1.15%	to	2.00%	2.53%	to	3.45%
Voya Retirement Growth Portfolio - Adviser Class
2020		2,890	$18.29	to	$20.15	$56,040	2.11%	1.15%	to	2.00%	11.32%	to	12.32%
2019		3,626	$16.43	to	$17.94	$62,839	1.82%	1.15%	to	2.00%	19.14%	to	20.16%
2018		4,014	$13.79	to	$14.93	$58,116	1.70%	1.15%	to	2.00%	-9.34%	to	-8.52%
2017		4,736	$15.21	to	$16.32	$75,288	1.74%	1.15%	to	2.00%	14.36%	to	15.25%
2016		5,476	$13.30	to	$14.15	$75,702	2.18%	1.15%	to	2.00%	5.14%	to	6.07%

70

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Retirement Moderate Growth Portfolio - Adviser Class
2020		1,964	$17.90	to	$19.94	$37,285	2.16%	1.05%	to	2.00%	10.90%	to	11.96%
2019		2,480	$16.14	to	$17.81	$42,250	1.86%	1.05%	to	2.00%	17.64%	to	18.81%
2018		2,973	$13.72	to	$14.99	$42,850	1.74%	1.05%	to	2.00%	-8.17%	to	-7.30%
2017		3,344	$14.94	to	$16.17	$52,182	1.72%	1.05%	to	2.00%	12.26%	to	13.35%
2016		3,936	$13.31	to	$14.27	$54,429	2.18%	1.05%	to	2.00%	4.64%	to	5.70%
Voya Retirement Moderate Portfolio - Adviser Class
2020		1,275	$16.64	to	$18.02	$22,094	2.06%	1.15%	to	1.85%	10.05%	to	10.89%
2019		1,595	$15.12	to	$16.25	$25,005	1.93%	1.15%	to	1.85%	14.98%	to	15.82%
2018		1,842	$12.96	to	$14.03	$25,040	1.78%	1.15%	to	2.00%	-6.96%	to	-6.22%
2017		2,223	$13.93	to	$14.96	$32,302	1.57%	1.15%	to	2.00%	9.60%	to	10.57%
2016		2,593	$12.71	to	$13.53	$34,240	1.94%	1.15%	to	2.00%	3.59%	to	4.56%
Voya U.S. Stock Index Portfolio - Service Class
2020		505	$11.98	to	$12.09	$6,075	1.57%	1.00%	to	1.85%	8.74%	to	16.70%
2019	12/13/2019	570	$10.35	to	$10.36	$5,900	(d)	1.00%	to	1.85%		(d)
2018		(d)		(d)		(d)	(d)		(d)			(d)
2017		(d)		(d)		(d)	(d)		(d)			(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
2020		374	$12.27	to	$13.58	$4,823	1.64%	1.00%	to	1.85%	6.85%	to	9.78%
2019		201	$11.28	to	$12.37	$2,390	2.10%	1.00%	to	1.85%	6.11%	to	7.04%
2018		298	$10.63	to	$11.56	$3,315	2.03%	1.00%	to	1.85%	-3.89%	to	-3.02%
2017		334	$11.06	to	$11.92	$3,865	1.07%	1.00%	to	1.85%	0.64%	to	1.62%
2016		296	$10.86	to	$11.75	$3,385	—	1.00%	to	2.00%	1.50%	to	2.62%
VY® Clarion Global Real Estate Portfolio - Service Class
2020		127	$12.61	to	$15.95	$1,814	5.08%	1.00%	to	2.00%	-6.92%	to	-6.03%
2019		137	$13.45	to	$17.01	$2,086	2.74%	1.00%	to	2.00%	21.78%	to	23.17%
2018		166	$10.94	to	$13.85	$2,068	5.26%	1.00%	to	2.00%	-10.53%	to	-9.69%
2017		203	$12.14	to	$15.37	$2,797	3.55%	1.00%	to	2.00%	8.32%	to	9.36%
2016		230	$11.12	to	$14.09	$2,918	1.11%	1.00%	to	2.00%	-1.44%	to	-0.35%
71

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Clarion Real Estate Portfolio - Service Class
2020		52	$25.38	to	$128.35	$1,647	2.06%	1.05%	to	2.00%	-8.44%	to	-7.51%
2019		63	$25.81	to	$139.07	$2,139	2.18%	1.05%	to	2.60%	24.99%	to	26.78%
2018		74	$20.65	to	$109.89	$1,984	2.69%	1.05%	to	2.60%	-9.90%	to	-8.61%
2017		82	$22.92	to	$120.50	$2,404	2.07%	1.05%	to	2.60%	2.60%	to	4.06%
2016		98	$18.64	to	$116.01	$2,755	1.56%	1.05%	to	2.60%	1.68%	to	3.17%
VY® Invesco Growth and Income Portfolio - Service Class
2020		60	$21.28	to	$61.96	$1,607	1.74%	1.15%	to	1.85%	1.02%	to	1.72%
2019		78	$20.30	to	$61.07	$2,077	2.58%	1.15%	to	1.85%	22.43%	to	23.28%
2018		91	$16.50	to	$49.65	$1,947	1.48%	1.15%	to	1.85%	-15.22%	to	-14.55%
2017		111	$19.37	to	$58.27	$2,783	1.92%	1.15%	to	1.85%	11.78%	to	12.59%
2016		119	$17.25	to	$51.89	$2,784	2.19%	1.15%	to	1.85%	17.67%	to	18.55%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2020		301	$16.59	to	$40.93	$9,915	0.30%	1.00%	to	2.00%	30.73%	to	32.04%
2019		374	$12.59	to	$31.01	$9,511	—	1.00%	to	2.60%	28.53%	to	30.47%
2018		380	$9.67	to	$23.79	$7,305	0.59%	1.00%	to	2.60%	-18.84%	to	-17.62%
2017		468	$11.76	to	$28.88	$10,921	0.48%	1.00%	to	2.60%	39.51%	to	41.59%
2016		551	$8.32	to	$20.42	$9,279	1.16%	1.00%	to	2.60%	10.14%	to	11.77%
VY® Morgan Stanley Global Franchise Portfolio - Service Class
2020		130	$30.11	to	$40.59	$4,783	0.68%	1.05%	to	2.00%	11.01%	to	12.07%
2019		151	$26.96	to	$36.22	$4,969	0.79%	1.05%	to	2.00%	26.73%	to	27.99%
2018		170	$21.14	to	$28.30	$4,386	1.04%	1.05%	to	2.00%	-3.65%	to	-2.72%
2017		202	$21.81	to	$29.09	$5,402	1.14%	1.05%	to	2.00%	23.33%	to	24.48%
2016		236	$17.58	to	$23.37	$5,117	1.36%	1.05%	to	2.00%	3.16%	to	4.24%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2020		923	$29.54	to	$140.15	$32,555	1.19%	1.00%	to	2.00%	15.59%	to	16.80%
2019		1,066	$25.35	to	$120.48	$32,380	1.46%	1.00%	to	2.00%	21.88%	to	23.15%
2018		1,194	$20.63	to	$98.26	$29,608	2.11%	1.00%	to	2.00%	-1.50%	to	-0.52%
2017		1,341	$20.78	to	$99.15	$33,731	1.14%	1.00%	to	2.00%	12.82%	to	13.99%
2016		1,614	$18.27	to	$87.36	$36,037	1.27%	1.00%	to	2.00%	5.89%	to	6.96%

72

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price International Stock Portfolio - Service Class
2020		167	$13.63	to	$23.94	$3,477	2.26%	1.00%	to	2.00%	12.21%	to	13.38%
2019		195	$12.05	to	$21.14	$3,605	0.70%	1.00%	to	2.00%	25.09%	to	26.36%
2018		240	$9.55	to	$16.73	$3,527	1.68%	1.00%	to	2.00%	-15.83%	to	-14.98%
2017		280	$11.26	to	$19.69	$4,817	1.21%	1.00%	to	2.00%	25.31%	to	26.57%
2016		306	$8.91	to	$15.56	$4,201	1.50%	1.00%	to	2.00%	-0.14%	to	0.89%
Voya Global Bond Portfolio - Service Class
2020		3	$14.46	to	$14.86	$46	2.17%	1.00%	to	1.20%	7.51%	to	7.76%
2019		3	$13.45	to	$13.79	$46	1.75%	1.00%	to	1.20%	6.41%	to	6.57%
2018		5	$12.64	to	$12.94	$68	2.80%	1.00%	to	1.20%	-3.36%	to	-3.14%
2017		6	$13.08	to	$13.36	$75	2.33%	1.00%	to	1.20%	8.01%	to	8.27%
2016		6	$12.11	to	$12.34	$74	2.72%	1.00%	to	1.20%	4.76%	to	4.93%
Voya International High Dividend Low Volatility Portfolio - Service Class
2020		448	$10.51	to	$12.52	$5,357	3.11%	1.00%	to	2.00%	-2.95%	to	-1.91%
2019		493	$10.74	to	$12.79	$6,040	1.79%	1.00%	to	2.00%	14.05%	to	15.30%
2018		602	$9.34	to	$11.13	$6,448	1.91%	1.00%	to	2.00%	-16.79%	to	-16.02%
2017		656	$11.14	to	$13.28	$8,417	1.78%	1.00%	to	2.00%	19.59%	to	20.72%
2016		761	$9.24	to	$11.03	$8,117	3.11%	1.00%	to	2.00%	-0.49%	to	0.64%
Voya Solution 2025 Portfolio - Service Class
2020		37	$17.68	to	$18.16	$655	2.39%	1.00%	to	1.20%	12.18%	to	12.38%
2019		59	$15.76	to	$16.16	$937	2.37%	1.00%	to	1.20%	16.74%	to	16.93%
2018		62	$13.50	to	$13.82	$837	1.82%	1.00%	to	1.20%	-6.90%	to	-6.68%
2017		108	$14.50	to	$14.81	$1,581	1.93%	1.00%	to	1.20%	13.90%	to	14.19%
2016		111	$12.73	to	$12.97	$1,432	2.08%	1.00%	to	1.20%	4.60%	to	4.85%
Voya Solution 2035 Portfolio - Service Class
2020		12	$18.93	to	$19.45	$238	1.78%	1.00%	to	1.20%	13.08%	to	13.34%
2019		13	$16.74	to	$17.16	$212	2.04%	1.00%	to	1.20%	20.52%	to	20.68%
2018		13	$13.89	to	$14.22	$180	2.08%	1.00%	to	1.20%	-9.45%	to	-9.25%
2017		13	$15.34	to	$15.67	$205	1.57%	1.00%	to	1.20%	18.00%	to	18.26%
2016		13	$13.00	to	$13.25	$173	2.09%	1.00%	to	1.20%	4.92%	to	5.16%

73

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2045 Portfolio - Service Class
2020		2		$20.04		$34	—		1.00%			15.17%
2019		2		$17.40		$30	3.57%		1.00%			22.62%
2018		2		$14.19		$26	—		1.00%			-11.15%
2017		2		$15.96		$31	1.09%		1.00%			20.08%
2016		2		$13.30		$26	1.62%		1.00%			—
Voya Solution Income Portfolio - Service Class
2020		6	$16.54	to	$17.00	$94	2.16%	1.00%	to	1.20%	10.56%	to	10.82%
2019		6	$14.96	to	$15.34	$91	2.27%	1.00%	to	1.20%	11.81%	to	12.05%
2018		6	$13.38	to	$13.69	$85	2.27%	1.00%	to	1.20%	-4.22%	to	-4.06%
2017		6	$13.97	to	$14.27	$91	2.61%	1.00%	to	1.20%	7.96%	to	8.27%
2016		13	$12.94	to	$13.18	$172	1.09%	1.00%	to	1.20%	3.27%	to	3.37%
Voya Solution Moderately Aggressive Portfolio - Service Class
2020		628	$13.77	to	$14.42	$8,887	1.75%	1.15%	to	2.00%	11.68%	to	12.57%
2019		709	$12.33	to	$12.81	$8,941	2.30%	1.15%	to	2.00%	20.18%	to	21.19%
2018		787	$10.26	to	$10.57	$8,221	1.79%	1.15%	to	2.00%	-11.01%	to	-10.20%
2017		875	$11.53	to	$11.77	$10,208	1.39%	1.15%	to	2.00%	15.76%	to	16.77%
2016		1,031	$9.95	to	$10.07	$10,338	1.21%	1.15%	to	2.00%	3.97%	to	4.90%
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2020		6	$26.23	to	$26.95	$161	1.21%	1.00%	to	1.20%	2.30%	to	2.51%
2019		6	$25.64	to	$26.29	$169	1.50%	1.00%	to	1.20%	29.10%	to	29.32%
2018		11	$19.86	to	$20.33	$230	0.90%	1.00%	to	1.20%	-15.38%	to	-15.19%
2017		18	$23.47	to	$23.97	$434	0.99%	1.00%	to	1.20%	9.78%	to	10.00%
2016		18	$21.38	to	$21.79	$393	1.37%	1.00%	to	1.20%	22.59%	to	22.83%
VY® Columbia Small Cap Value II Portfolio - Service Class
2020		106	$18.73	to	$22.47	$2,140	0.55%	1.15%	to	2.00%	7.34%	to	8.29%
2019		117	$16.38	to	$20.75	$2,185	0.33%	1.15%	to	2.60%	17.25%	to	18.78%
2018		132	$13.97	to	$17.47	$2,084	0.24%	1.15%	to	2.60%	-19.76%	to	-18.67%
2017		146	$17.41	to	$21.48	$2,840	0.29%	1.15%	to	2.60%	8.19%	to	9.64%
2016		171	$16.09	to	$19.59	$3,048	0.26%	1.15%	to	2.60%	20.71%	to	22.28%

74

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Equity and Income Portfolio - Service 2 Class
2020		346	$14.09	to	$14.96	$5,060	1.40%	1.15%	to	2.00%	7.31%	to	8.25%
2019		387	$13.13	to	$13.82	$5,248	1.68%	1.15%	to	2.00%	17.23%	to	18.32%
2018		432	$11.20	to	$11.68	$4,969	1.52%	1.15%	to	2.00%	-11.60%	to	-10.84%
2017		532	$12.67	to	$13.10	$6,878	1.24%	1.15%	to	2.00%	8.26%	to	9.20%
2016		803	$11.70	to	$12.00	$9,563	1.64%	1.15%	to	2.00%	12.61%	to	13.53%
VY® Invesco Equity and Income Portfolio - Service Class
2020		277	$20.21	to	$25.08	$6,375	1.41%	1.00%	to	1.85%	7.65%	to	8.56%
2019		340	$18.68	to	$23.11	$7,245	1.81%	1.00%	to	1.85%	17.60%	to	18.58%
2018		383	$15.78	to	$19.49	$6,898	1.69%	1.00%	to	2.00%	-11.50%	to	-10.58%
2017		443	$17.68	to	$21.81	$8,959	1.60%	1.00%	to	2.00%	8.43%	to	9.52%
2016		518	$16.18	to	$19.93	$9,616	1.66%	1.00%	to	2.00%	12.66%	to	13.88%
VY® Invesco Oppenheimer Global Portfolio - Initial Class
2020		2	$35.49	to	$37.82	$58	1.83%	1.05%	to	1.45%	25.90%	to	26.45%
2019		2	$27.36	to	$29.91	$51	—	1.05%	to	1.65%	29.67%	to	30.38%
2018		2	$21.10	to	$22.94	$41	2.20%	1.05%	to	1.65%	-14.64%	to	-14.08%
2017		2	$24.72	to	$26.70	$50	1.14%	1.05%	to	1.65%	34.23%	to	35.05%
2016		2	$18.41	to	$19.77	$40	1.08%	1.05%	to	1.65%	-1.45%	to	-0.85%
VY® Invesco Oppenheimer Global Portfolio - Service Class
2020		150	$25.55	to	$40.40	$5,388	0.84%	1.00%	to	2.00%	24.88%	to	26.14%
2019		175	$20.29	to	$32.10	$5,028	0.20%	1.00%	to	2.00%	28.82%	to	30.14%
2018		220	$15.63	to	$24.73	$4,927	1.36%	1.00%	to	2.00%	-15.11%	to	-14.26%
2017		305	$18.26	to	$28.91	$7,845	0.93%	1.00%	to	2.00%	33.39%	to	34.75%
2016		326	$13.58	to	$21.51	$6,308	0.84%	1.00%	to	2.00%	-2.00%	to	-1.00%
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2020		65	$23.42	to	$41.41	$2,009	0.97%	1.00%	to	1.85%	-1.57%	to	-0.74%
2019		75	$23.66	to	$41.73	$2,342	0.93%	1.00%	to	1.85%	23.86%	to	24.99%
2018		87	$18.97	to	$33.42	$2,180	1.11%	1.00%	to	2.00%	-13.95%	to	-13.08%
2017		100	$21.87	to	$38.46	$2,860	0.57%	1.00%	to	2.00%	11.45%	to	12.55%
2016		121	$19.46	to	$34.18	$3,084	0.55%	1.00%	to	2.00%	12.40%	to	13.51%

75

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2020		49	$38.71	to	$39.77	$1,928	0.11%	1.00%	to	1.20%	29.86%	to	30.09%
2019		51	$29.81	to	$30.57	$1,565	0.21%	1.00%	to	1.20%	35.19%	to	35.51%
2018		58	$22.05	to	$22.56	$1,309	—	1.00%	to	1.20%	-4.59%	to	-4.41%
2017		72	$23.11	to	$23.60	$1,691	0.44%	1.00%	to	1.20%	22.99%	to	23.24%
2016		75	$18.79	to	$19.15	$1,425	0.09%	1.00%	to	1.20%	5.86%	to	6.09%
Voya Strategic Allocation Conservative Portfolio - Class S
2020		58	$16.63	to	$17.09	$996	2.26%	1.00%	to	1.20%	8.84%	to	9.13%
2019		61	$15.28	to	$15.66	$955	1.78%	1.00%	to	1.20%	13.10%	to	13.31%
2018		37	$13.51	to	$13.82	$507	2.47%	1.00%	to	1.20%	-5.39%	to	-5.21%
2017		38	$14.28	to	$14.58	$546	2.33%	1.00%	to	1.20%	8.84%	to	9.05%
2016		39	$13.12	to	$13.37	$522	2.73%	1.00%	to	1.20%	4.21%	to	4.45%
Voya Strategic Allocation Moderate Portfolio - Class S
2020		7	$17.73	to	$18.22	$124	1.64%	1.00%	to	1.20%	11.09%	to	11.37%
2019		7	$15.96	to	$16.36	$120	2.55%	1.00%	to	1.20%	17.53%	to	17.70%
2018		8	$13.58	to	$13.90	$115	2.43%	1.00%	to	1.20%	-7.43%	to	-7.21%
2017		9	$14.67	to	$14.98	$132	1.76%	1.00%	to	1.20%	12.93%	to	13.14%
2016		10	$12.99	to	$13.24	$134	2.39%	1.00%	to	1.20%	5.01%	to	5.25%
Voya Growth and Income Portfolio - Class A
2020		916	$23.98	to	$26.53	$23,090	0.89%	1.00%	to	2.00%	14.41%	to	15.60%
2019		1,017	$20.96	to	$22.95	$22,326	1.20%	1.00%	to	2.00%	25.73%	to	27.01%
2018		1,181	$16.67	to	$18.07	$20,523	1.36%	1.00%	to	2.00%	-6.82%	to	-5.84%
2017		1,356	$17.88	to	$19.19	$25,149	1.32%	1.00%	to	2.00%	17.39%	to	18.59%
2016		1,575	$15.23	to	$16.18	$24,767	1.45%	1.00%	to	2.00%	7.03%	to	8.16%
Voya Growth and Income Portfolio - Class I
2020		40	$24.15	to	$24.63	$985	1.30%	1.25%	to	1.40%	15.66%	to	15.80%
2019		41	$20.88	to	$21.27	$864	1.63%	1.25%	to	1.40%	27.08%	to	27.29%
2018		44	$16.43	to	$16.71	$729	1.97%	1.25%	to	1.40%	-5.85%	to	-5.70%
2017		45	$17.44	to	$17.72	$791	1.82%	1.25%	to	1.40%	18.71%	to	18.85%
2016		49	$14.70	to	$14.91	$732	1.84%	1.25%	to	1.40%	8.25%	to	8.44%

76

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Growth and Income Portfolio - Class S
2020		319	$21.56	to	$26.65	$7,476	1.02%	1.00%	to	2.00%	14.62%	to	15.77%
2019		388	$18.81	to	$23.02	$7,887	1.33%	1.00%	to	2.00%	25.99%	to	27.25%
2018		497	$14.93	to	$18.09	$8,004	1.53%	1.00%	to	2.00%	-6.63%	to	-5.63%
2017		592	$15.99	to	$19.17	$10,126	1.49%	1.00%	to	2.00%	17.66%	to	18.85%
2016		720	$13.59	to	$16.13	$10,408	1.66%	1.00%	to	2.00%	7.26%	to	8.40%
Voya Global High Dividend Low Volatility Portfolio - Class S
2020		683	$11.95	to	$13.63	$8,677	2.03%	1.00%	to	2.00%	-3.08%	to	-2.08%
2019		775	$12.33	to	$13.92	$10,120	2.46%	1.00%	to	2.00%	18.90%	to	20.21%
2018		707	$10.37	to	$11.58	$7,730	4.57%	1.00%	to	2.00%	-10.91%	to	-10.02%
2017		808	$11.63	to	$12.87	$9,876	2.16%	1.00%	to	2.00%	21.00%	to	22.22%
2016		941	$9.55	to	$10.53	$9,468	2.53%	1.00%	to	2.00%	3.65%	to	4.67%
Voya Index Plus LargeCap Portfolio - Class S
2020		84	$25.92	to	$31.47	$2,468	1.22%	1.00%	to	1.85%	13.45%	to	14.44%
2019		94	$22.69	to	$27.61	$2,430	1.41%	1.00%	to	1.85%	27.33%	to	28.42%
2018		111	$17.70	to	$21.60	$2,256	1.16%	1.00%	to	1.85%	-8.73%	to	-7.97%
2017		109	$19.28	to	$23.58	$2,402	1.34%	1.00%	to	1.85%	22.00%	to	23.06%
2016		131	$15.70	to	$19.24	$2,374	1.43%	1.00%	to	1.85%	7.96%	to	8.92%
Voya Index Plus MidCap Portfolio - Class S
2020		89	$22.92	to	$35.97	$2,562	1.08%	1.00%	to	1.85%	5.98%	to	6.90%
2019		110	$21.49	to	$33.67	$2,968	1.07%	1.00%	to	1.85%	24.44%	to	25.46%
2018		146	$17.16	to	$26.84	$3,182	0.80%	1.00%	to	1.85%	-16.13%	to	-15.37%
2017		—	$20.32	to	$31.74	$4,531	1.12%	1.00%	to	1.85%	11.17%	to	12.16%
2016		—	$18.15	to	$28.31	$5,379	0.75%	1.00%	to	1.85%	15.64%	to	16.65%
Voya Index Plus SmallCap Portfolio - Class S
2020		82	$20.84	to	$32.74	$2,164	0.78%	1.00%	to	1.85%	3.14%	to	4.08%
2019		116	$20.06	to	$31.55	$2,984	0.76%	1.00%	to	1.85%	19.31%	to	20.36%
2018		130	$16.71	to	$26.28	$2,791	0.67%	1.00%	to	1.85%	-14.24%	to	-13.51%
2017		153	$19.35	to	$30.46	$3,797	0.64%	1.00%	to	1.85%	7.59%	to	8.51%
2016		188	$17.87	to	$28.14	$4,383	0.58%	1.00%	to	1.85%	24.65%	to	25.76%

77

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya International Index Portfolio - Class A
2020		1,007	$11.69	to	$12.54	$12,239	2.03%	1.00%	to	2.00%	5.13%	to	6.18%
2019		1,154	$11.12	to	$11.81	$13,266	2.65%	1.00%	to	2.00%	18.42%	to	19.66%
2018		1,351	$9.39	to	$9.87	$13,038	2.40%	1.00%	to	2.00%	-15.78%	to	-14.91%
2017		1,558	$11.15	to	$11.60	$17,759	1.98%	1.00%	to	2.00%	21.72%	to	22.88%
2016		1,795	$9.16	to	$9.44	$16,714	2.64%	1.00%	to	2.00%	-1.72%	to	-0.63%
Voya International Index Portfolio - Class S
2020		51	$10.86	to	$22.04	$627	2.25%	1.00%	to	1.85%	5.64%	to	6.58%
2019		54	$10.28	to	$20.68	$619	3.02%	1.00%	to	1.85%	18.84%	to	19.81%
2018		89	$8.65	to	$17.26	$837	2.57%	1.00%	to	1.85%	-15.53%	to	-14.72%
2017		100	$10.23	to	$20.24	$1,112	2.51%	1.00%	to	1.85%	22.34%	to	23.26%
2016		136	$8.37	to	$16.42	$1,260	2.32%	1.00%	to	1.85%	-1.41%	to	-0.48%
Voya Russell™ Large Cap Growth Index Portfolio - Class S
2020		303	$55.43	to	$62.42	$17,922	0.33%	1.00%	to	2.00%	19.68%	to	36.74%
2019		222	$40.95	to	$45.65	$9,639	0.40%	1.00%	to	2.00%	32.78%	to	34.11%
2018		105	$30.84	to	$34.04	$3,413	0.93%	1.00%	to	2.00%	-3.20%	to	-2.18%
2017		110	$31.86	to	$34.80	$3,682	0.91%	1.00%	to	2.00%	28.31%	to	29.61%
2016		127	$24.05	to	$26.85	$3,309	1.22%	1.00%	to	2.00%	4.20%	to	5.25%
Voya Russell™ Large Cap Index Portfolio - Class S
2020		419	$27.30	to	$45.56	$12,421	1.18%	1.05%	to	1.85%	19.32%	to	20.31%
2019		466	$22.88	to	$38.01	$11,473	1.29%	1.05%	to	1.85%	28.54%	to	29.56%
2018		721	$17.80	to	$29.44	$13,640	1.40%	1.05%	to	1.85%	-5.47%	to	-4.71%
2017		765	$18.83	to	$30.99	$15,279	1.42%	1.05%	to	1.85%	20.00%	to	20.98%
2016		856	$15.55	to	$25.71	$14,159	1.67%	1.05%	to	1.95%	8.59%	to	9.56%
Voya Russell™ Large Cap Value Index Portfolio - Class I
2020		19	$14.15	to	$14.26	$269	1.12%	1.25%	to	1.40%	0.07%	to	0.21%
2019		19	$14.14	to	$14.23	$265	2.44%	1.25%	to	1.40%	24.14%	to	24.28%
2018		20	$11.39	to	$11.45	$227	2.40%	1.25%	to	1.40%	-7.92%	to	-7.74%
2017		22	$12.37	to	$12.41	$272	2.08%	1.25%	to	1.40%	11.84%	to	12.00%
2016		23	$11.05	to	$11.08	$258	1.92%	1.25%	to	1.40%	13.92%	to	14.23%

78

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Large Cap Value Index Portfolio - Class S
2020		585	$14.11	to	$31.75	$14,381	0.87%	1.00%	to	2.00%	-0.84%	to	0.14%
2019		645	$14.11	to	$31.71	$15,863	1.17%	1.00%	to	2.00%	23.12%	to	24.37%
2018		448	$11.37	to	$25.51	$8,147	2.11%	1.00%	to	2.00%	-8.72%	to	-7.81%
2017		—	$12.35	to	$27.68	$10,255	1.85%	1.00%	to	2.00%	10.94%	to	12.09%
2016		—	$11.05	to	$24.71	$10,928	1.69%	1.00%	to	2.00%	13.00%	to	14.23%
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2020		342	$13.59	to	$55.79	$15,590	0.16%	1.00%	to	2.00%	31.83%	to	33.27%
2019		392	$10.22	to	$41.91	$13,589	0.25%	1.00%	to	2.00%	31.85%	to	32.97%
2018		111	$28.67	to	$31.18	$3,365	0.42%	1.15%	to	2.00%	-7.28%	to	-6.45%
2017		116	$30.91	to	$33.33	$3,761	0.74%	1.15%	to	2.00%	21.84%	to	22.94%
2016		163	$25.36	to	$27.11	$4,333	0.70%	1.15%	to	2.00%	4.66%	to	5.57%
Voya Russell™ Mid Cap Index Portfolio - Class S
2020		156	$25.82	to	$28.63	$4,207	0.98%	1.05%	to	1.85%	14.15%	to	15.07%
2019		177	$22.62	to	$24.88	$4,140	1.34%	1.05%	to	1.85%	27.36%	to	28.38%
2018		205	$17.47	to	$19.38	$3,764	1.23%	1.05%	to	2.00%	-11.36%	to	-10.48%
2017		243	$19.71	to	$21.65	$5,011	1.26%	1.05%	to	2.00%	15.33%	to	16.40%
2016		257	$17.09	to	$18.60	$4,596	1.01%	1.05%	to	2.00%	10.83%	to	11.91%
Voya Russell™ Small Cap Index Portfolio - Class S
2020		329	$24.11	to	$27.27	$8,473	0.81%	1.05%	to	2.00%	16.93%	to	18.10%
2019		366	$20.62	to	$23.09	$7,990	0.55%	1.05%	to	2.00%	22.30%	to	23.48%
2018		205	$16.86	to	$18.70	$3,631	0.89%	1.05%	to	2.00%	-13.23%	to	-12.37%
2017		219	$19.43	to	$21.34	$4,456	0.82%	1.05%	to	2.00%	11.73%	to	12.79%
2016		213	$17.39	to	$18.92	$3,871	1.00%	1.05%	to	2.00%	18.38%	to	19.52%
Voya Small Company Portfolio - Class S
2020		115	$23.56	to	$25.78	$2,877	0.23%	1.00%	to	1.85%	9.99%	to	10.90%
2019		108	$21.42	to	$23.28	$2,426	0.13%	1.00%	to	1.85%	23.53%	to	24.60%
2018		125	$17.34	to	$18.71	$2,272	0.26%	1.00%	to	1.85%	-17.62%	to	-16.91%
2017		145	$20.74	to	$22.55	$3,168	0.13%	1.00%	to	2.00%	8.81%	to	9.92%
2016		163	$19.06	to	$20.55	$3,254	0.17%	1.00%	to	2.00%	21.63%	to	22.90%

79

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya U.S. Bond Index Portfolio - Class S
2020		407	$12.22	to	$13.90	$5,377	2.45%	1.00%	to	2.00%	4.89%	to	5.95%
2019		360	$11.65	to	$13.12	$4,512	2.12%	1.00%	to	2.00%	5.81%	to	6.93%
2018		339	$11.01	to	$12.27	$3,990	2.03%	1.00%	to	2.00%	-2.57%	to	-1.60%
2017		398	$11.30	to	$12.47	$4,774	2.01%	1.00%	to	2.00%	0.89%	to	1.89%
2016		453	$11.20	to	$12.24	$5,351	2.01%	1.00%	to	2.00%	0.09%	to	1.07%
Voya MidCap Opportunities Portfolio - Class S
2020		338	$33.64	to	$42.11	$12,334	0.07%	1.00%	to	2.00%	37.98%	to	39.39%
2019		411	$24.38	to	$30.21	$10,792	0.13%	1.00%	to	2.00%	26.45%	to	27.74%
2018		521	$19.28	to	$23.65	$10,743	—	1.00%	to	2.00%	-9.53%	to	-8.62%
2017		618	$21.31	to	$25.88	$14,036	—	1.00%	to	2.00%	22.26%	to	23.53%
2016		361	$17.43	to	$20.95	$6,715	—	1.00%	to	2.00%	4.87%	to	5.92%
Voya SmallCap Opportunities Portfolio - Class S
2020		13	$29.45	to	$41.05	$434	—	1.00%	to	1.45%	24.21%	to	24.83%
2019		17	$23.64	to	$32.97	$441	—	1.00%	to	1.45%	23.59%	to	24.12%
2018		20	$19.09	to	$26.63	$427	—	1.00%	to	1.85%	-17.65%	to	-16.93%
2017		28	$23.02	to	$32.14	$752	—	1.00%	to	2.00%	16.12%	to	17.26%
2016		32	$19.67	to	$27.48	$741	—	1.00%	to	2.00%	10.80%	to	11.95%

(d)	As investment Division had no investments until 2019, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
C	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note.
D	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

80

Report of Independent Auditors

The Board of Directors and Stockholder
ReliaStar Life Insurance Company of New York

We have audited the accompanying statutory-basis financial statements of ReliaStar Life Insurance Company of New York (the Company), which comprise the balance sheets as of December 31, 2020 and 2019, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2020, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the statutory-basis financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the New York Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. The effects on the financial statements of the variances between these statutory accounting practices and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory-Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, on the basis of accounting described in Note 1.

/s/ Ernst & Young LLP

Atlanta, Georgia
April 5, 2021

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Balance Sheets - Statutory Basis

	December 31
	2020	2019
	(In Thousands)
Admitted Assets
Cash and invested assets:
Bonds	$1,619,561	$1,611,859
Bonds - securities loaned and pledged	37,804	80,326
Preferred stocks	3,634	4,000
Common stocks	1,679	1,397
Mortgage loans	188,448	191,791
Contract loans	95,236	98,449
Securities lending collateral	10,298	68,562
Derivatives	5,359	25,138
Other invested assets	3,825	3,861
Cash and short term investments	103,988	38,942
Total cash and invested assets	2,069,832	2,124,325
Deferred and uncollected premiums, less loading (2020-$2,887; 2019-$3,199)	2,039	2,120
Accrued investment income	16,211	17,889
Reinsurance balances recoverable	14,180	31,942
Indebtedness from related parties	371	228
Net deferred tax asset	31,665	39,569
Other assets	1,721	8,621
Separate account assets	646,461	642,806
Total admitted assets	$2,782,480	$2,867,500

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Balance Sheets - Statutory Basis

	December 31
	2020	2019
	(In Thousands, except share amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$1,688,219	$1,645,573
Accident and health reserves	19,926	15,294
Deposit type contracts	69,721	71,548
Policyholders’ funds	428	344
Dividends payable	1,296	1,259
Policy and contract claims	48,601	43,497
Total policy and contract liabilities	1,828,191	1,777,515

Interest maintenance reserve	2,161	—
Accounts payable and accrued expenses	2,352	3,069
Reinsurance balances	—	415
Indebtedness to related parties	14,343	12,859
Current federal income taxes payable (including ($163) and $3,982 on realized capital (losses) gains at December 31, 2020 and 2019, respectively)	7,215	580
Asset valuation reserve	1,761	1,261
Net transfers (from) to separate accounts due or accrued	(289)	2,234
Derivatives	7,512	9,124
Payable for securities lending	10,298	68,562
Other liabilities	19,357	45,713
Separate account liabilities	646,461	642,806
Total liabilities	2,539,362	2,564,138

Capital and surplus:
Common stock: $2.00 par value; 1,377,863 shares authorized, issued
and outstanding	2,756	2,756
Paid in and contributed surplus	228,881	228,881
Unassigned surplus	11,481	71,725
Total capital and surplus	243,118	303,362
Total liabilities and capital and surplus	$2,782,480	$2,867,500

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations – Statutory Basis

	Year ended December 31
	2020	2019	2018
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$131,966	$130,681	$138,317
Considerations for supplementary contracts with life contingencies	22,584	13,463	16,515
Net investment income	95,588	93,768	94,147
Amortization of interest maintenance reserve	(724)	(931)	(494)
Commissions, expense allowances and reserve adjustments on reinsurance ceded	11,395	11,916	12,575
Other revenue	15,386	16,141	18,268
Total premiums and other revenues	276,195	265,038	279,328
Benefits paid or provided:
Death benefits	98,741	92,680	98,653
Annuity benefits	33,449	25,248	24,499
Surrender benefits and withdrawals	78,650	114,767	126,009
Interest and adjustments on contract or deposit-type contract funds	2,709	2,595	2,829
Accident and health benefits	56,258	41,458	48,965
Other benefits	10,922	9,410	8,942
Increase (decrease) in life, annuity and accident and health reserves	32,530	(32,780)	(11,436)
Net transfers from separate accounts	(75,180)	(89,240)	(94,922)
Total benefits paid or provided	238,079	164,138	203,539
Insurance expenses and other deductions:
Commissions	8,865	9,728	11,656
General expenses	38,351	41,268	38,185
Insurance taxes, licenses and fees	6,216	6,652	8,032
Other deductions	1,574	523	1,060
Total insurance expenses and other deductions	55,006	58,171	58,933
(Loss) gain from operations before policyholder dividends, federal income taxes and net realized capital (losses) gains	(16,890)	42,729	16,856
Dividends to policyholders	1,269	1,220	1,209
(Loss) gain from operations before federal income taxes and net realized capital (losses) gains	(18,159)	41,509	15,647
Federal income tax expense	3,690	9,915	3,691
(Loss) gain from operations before net realized capital (losses) gains	(21,849)	31,594	11,956
Net realized capital gains (losses)	2,738	(18,021)	5,528
Net (loss) income	$(19,111)	$13,573	$17,484

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Capital and Surplus – Statutory Basis

	Year ended December 31
	2020	2019	2018
	(In Thousands)
Common stock:
Balance at beginning and end of year	$2,756	$2,756	$2,756

Paid in and contributed surplus:
Balance at beginning and end of year	228,881	228,881	228,881

Unassigned surplus:
Balance at beginning of year	71,725	47,114	41,048
Net (loss) income	(19,111)	13,573	17,484
Change in net unrealized capital (losses) gains	(13,570)	3,220	(680)
Change in nonadmitted assets	(15,334)	3,962	766
Change in reserve on account of change in valuation basis	(14,749)	—	—
Change in reserve on account of change in SA valuation basis	1,311	—	—
Change in liability for reinsurance in unauthorized companies	212	(195)	(7)
Change in asset valuation reserve	(500)	4,987	(5,826)
Change in net deferred income tax	7,919	2,896	(2,786)
Amortization of gain on reinsurance	(2,885)	(2,885)	(2,885)
Tax on change in valuation basis	(3,537)	—	—
Prior period adjustment	—	(947)	—
Balance at end of year	11,481	71,725	47,114
Total capital and surplus	$243,118	$303,362	$278,751
The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Statement of Cash Flows—Statutory Basis

	Year ended December 31
	2020	2019	2018
	(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$131,553	$128,131	$136,114
Net investment income received	94,446	93,976	94,511
Commissions and expenses paid	(73,448)	(49,494)	(62,098)
Benefits paid	(258,065)	(288,763)	(337,156)
Net transfers from separate accounts	73,989	89,654	95,454
Dividends paid to policyholders	(1,217)	(1,211)	(1,174)
Federal income taxes recovered (paid)	2,272	(1,987)	(3,310)
Miscellaneous income	46,301	38,739	44,557
Net cash provided by (used in) operations	15,831	9,045	(33,102)

Investment Activities
Proceeds:
Bonds	317,224	293,236	478,469
Stocks	897	—	—
Mortgage loans	9,343	25,025	21,779
Other invested assets	14	34	78
Miscellaneous proceeds	35,004	744	11,078
Total proceeds from sales, maturities, or repayments of investments	362,482	319,039	511,404

Cost of investments acquired:
Bonds	274,645	295,627	458,321
Stocks	725	1,050	—
Mortgage loans	6,000	13,850	25,500
Other invested assets	—	—	—
Miscellaneous applications	31,228	27,823	5,534
Total cost of investments acquired	312,598	338,350	489,355
Net decrease in contract loans	3,204	5,232	1,798
Net cash provided by (used in) investment activities	53,088	(14,079)	23,847

Financing and Miscellaneous Activities
Other cash (applied) provided:
Net (withdrawals) deposits on deposit type contracts	(1,827)	1,640	(5,405)
Other cash (applied) provided	(2,046)	446	5,388
Net cash (used) provided in financing and miscellaneous activities	(3,873)	2,086	(17)
Net increase (decrease) in cash and short term investments	65,046	(2,948)	(9,272)
Cash and short term investments:
Beginning of year	38,942	41,890	51,162
End of year	$103,988	$38,942	$41,890

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
1.Organization and Significant Accounting Policies
ReliaStar Life Insurance Company of New York (the "Company") is domiciled in New York and is a wholly owned subsidiary of ReliaStar Life Insurance Company ("ReliaStar"), an insurance company domiciled in Minnesota. ReliaStar is a wholly owned subsidiary of Voya Holdings Inc. (“Voya Holdings”), a Connecticut holding and management company. Voya Holdings is a wholly owned subsidiary of Voya Financial, Inc., a publicly traded corporation with its common stock listed on the New York Stock Exchange, under the symbol "VOYA."

On January 4, 2021, the Company's ultimate parent, Voya Financial, Inc., consummated a series of transactions (collectively, the “Individual Life Transaction”) pursuant to a Master Transaction Agreement dated December 18, 2019 (the "Resolution MTA") with Resolution Life U.S. Holdings Inc. ("Resolution Life US"), pursuant to which Resolution Life US acquired all of the shares of the capital stock of Security Life of Denver Insurance Company (“SLD”) and Security Life of Denver International Limited ("SLDI") as well as several subsidiaries of SLD and one subsidiary of SLDI. As part of the Individual Life Transaction, Voya Financial, Inc. reinsured to SLD certain in scope individual life insurance and annuities business of several of the Company’s affiliates, including a 75% quota share of the Company’s in-scope individual life, annuity, and employee benefit business. The Company remains a subsidiary of Voya Financial, Inc. This transaction resulted in the disposition of substantially all of the Voya Financial, Inc.’s life insurance and legacy non-retirement annuity businesses and related assets. As of January 4, 2021, SLD and SLDI as well as several subsidiaries of SLD and one subsidiary of SLDI are no longer affiliates of the Company.

Prior to May 2013, Voya Financial, Inc., together with its subsidiaries including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING.  Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Description of Business

The Company principally provides and distributes life insurance and related financial services products, including group life, and health products and services. The Company’s strategy is to offer a wide variety of products and services designed to address customers’ needs for financial security, especially tax advantaged savings for retirement and protection in the event of death. The Company is presently licensed in all 50 states and the District of Columbia.

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Recently Adopted Accounting Principles

The Company prospectively adopted VM-20 effective January 1, 2020 for new sales of certain employee benefits life insurance policies, as required by the valuation manual.

Commissioners Annuity Reserve Valuation Method ("CARVM") for variable annuities is interpreted in Actuarial Guidance 43 ("AG43") which first became effective on December 31, 2009 for all variable annuity contracts issued on or after January 1, 1981.  AG43 was subsequently incorporated in Valuation Manual 21: Requirements for Principle-Based Reserves for Variable Annuities ("VM-21"). VM-21, which was initially very similar to AG 43, was effective for all variable annuity contracts issued on or after January 1, 2017. The Company has not sold variable annuity contracts since 2009.  AG43 was revised in 2019, effective January 1, 2020.  As a result of the revisions, AG43 reserve guidance is essentially identical to the VM-21 reserve guidance.  The Company adopted the revisions effective January 1, 2020.  The 2020 revisions include provision for an optional phase-in.  The Company has not elected the phase-in.  The 2020 revisions include a new standard projection amount.  Of the two options available for calculation of the standard projection amount, the Company has elected the CTE with prescribed assumptions (CTEPA) method.  For the Company, there is an additional New York Floor which follows AG43 standard scenario with adjustments to the prescribed assumptions established by New York Department of Financial Services ("NYDFS"). The net impact of the revisions to surplus is an increase of $18.3. Impact to the separate account change in valuation basis is $1.3.

Correction of Errors

In 2019, the Company determined that it had understated contract claims in prior years by $1.2. To correct this error, the Company recognized a cumulative prior period adjustment

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
decrease to surplus of $0.9, net of tax, in accordance with the provisions of SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP No. 3”). The tax effect of this adjustment was an increase in taxes payable of $0.3.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services ("NYDFS"), which practices differ from United States Generally Accepted Accounting Principles (“U.S. GAAP”). The more significant variances from U.S. GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on a designation assigned by the National Association of Insurance Commissioners ("NAIC").

The Company periodically reviews the value of its investments in bonds and mandatorily redeemable preferred stocks. If the fair value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other-than-temporary decline. To make this determination for each security, the following are some of the factors considered:

•The length of time and the extent to which the fair value has been below cost.
•The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.
•The Company's intent to sell the security prior to its maturity at an amount below its carrying value.
•The Company's intent and ability to hold the security long enough for it to recover its fair value.

Based on the analysis, the Company makes a judgment as to whether the decline in fair value is other–than-temporary. When an other-than-temporary impairment (“OTTI”) is recorded because there is intent to sell or the Company does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The interest related OTTI is deferred through the interest maintenance reserve (“IMR”) and the non-interest related OTTI is included in the asset valuation reserve (“AVR”) in the period that the OTTI is considered to have occurred as prescribed by the NAIC.  Losses resulting from OTTI charges, net of transfers to IMR, are recorded within net realized capital gains (losses) in the statements of operations.

The Company invests in structured securities, including residential mortgage backed securities/ collateralized mortgage obligations ("CMO"), asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. Structured securities are reported at amortized cost or fair value based on a designation assigned by the

NAIC. They are amortized using the interest method over the period which repayment of principal is expected to occur.

For structured securities in unrealized loss positions, the Company determines whether it has the intent to sell or the intent and ability to hold the security for a period of time sufficient to recover the amortized cost. If the Company has the intent and ability to hold the security to recovery, the Company must compare the present value of the expected future cash flows for this security to its carrying value. If the present value of the expected future cash flows for the security is lower than its carrying value, the security is written down to its present value of the expected future cash flows.

Net realized gains and losses on disposed investments are reported in the statements of operations, net of federal income tax and transfers to the IMR.

Under U.S. GAAP, fixed maturities are designated at purchase as held to maturity, trading or available-for-sale, except for those accounted for using the fair value option ("FVO"). Held to maturity investments are reported at amortized cost and the remaining fixed maturity investments are reported at fair value. For those designated as trading, changes in fair value are reported in the statements of operations. Available-for-sale securities are reported at fair value with changes in fair value reported as a separate component of other comprehensive income (loss) in shareholder’s equity. Using the FVO, securities are reported at fair value with changes in fair value reported in the statements of operations.

When an intent impairment is determined, the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in net realized capital gains (losses) in the statements of operations as impairments. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that a credit loss exists, the impairment is bifurcated into the amount representing the present value of the decrease in cash flows expected not to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”). The credit impairment is recorded in net realized capital gains (losses) in the statements of operations. The noncredit impairment is recorded in other comprehensive income (loss) in shareholder’s equity.

Asset Valuation Reserve: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is recorded directly to unassigned surplus.

Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company’s net deferral of IMR is negative and as such is reported as a component of other assets and nonadmitted in the accompanying balance sheets.

Cash and Short-term Investments: Cash and short-term investments represent cash balances, demand deposits and short-term fixed maturity investments with initial maturities of one year or less at the date of acquisition.

Under U.S. GAAP, the corresponding caption of cash and cash equivalents includes cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase.

Derivatives: The Company follows the hedge accounting guidance in SSAP No. 86, Derivatives (“SSAP No. 86”) for derivative transactions. Under SSAP No. 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract.

Under U.S. GAAP, the effective and ineffective portions of a cash flow hedge are accounted for separately. The effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in other net realized capital gains (losses). For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in other net realized capital gains (losses). An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is reported with the host contract on the balance sheets at fair value, and the change in fair value is recorded in income.

Mortgage Loans: Mortgage loans are reported at amortized cost, less write downs for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lesser of either the present value of expected cash flows from the loan, discounted at the loan’s original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains (losses).

Under U.S. GAAP, the Company reports mortgage loans at amortized cost, net of allowance for credit losses. Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. The change in the allowance for credit losses is recorded in net realized capital gains (losses) in the statements of operations. Loans are written off against the allowance when management believes the uncollectability of a loan balance is confirmed.

Deferred Income Taxes: Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Deferred tax assets are provided for and admitted to an amount determined under a standard formula in accordance with SSAP No. 101, Income Taxes ("SSAP No. 101"). A valuation allowance is required if based on the available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. This assessment is determined on a separate reporting entity basis.

After reduction for any valuation allowance, the Company follows the admissibility formula prescribed under SSAP No. 101. These provisions limit the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limitation is based on availability of taxes paid in prior years that could be recovered through carrybacks, the expected timing of reversals for accumulated temporary differences over the next three years to offset future taxes, surplus limits, and the amount of gross deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted.
SSAP No. 101 requires all changes in deferred tax balances to be included as surplus adjustments; under U.S. GAAP, however, most changes in deferred tax balances are recorded in the income statement (with the exception of certain items that are recorded through Other Comprehensive Income or directly to the equity section of the balance sheet) as a component of the total income tax provision.
U.S. GAAP also requires that deferred taxes be included for all jurisdictions that determine taxes based on income. Thus deferred state income taxes must be booked under U.S. GAAP. SSAP No. 101, however, specifically prohibits establishing deferred state income tax assets and liabilities.
Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Under U.S. GAAP, incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities are capitalized. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. In addition, the outstanding value of in force business acquired is capitalized. For certain traditional life insurance, to the extent recoverable from future gross profits, acquisition costs are amortized over the premium payment period in proportion to the present value of expected gross premium. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized over the estimated lives of the contracts in relation to the emergence of estimated gross profits.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under U.S. GAAP, premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized as revenue when due. Amounts received for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges.

Benefits Paid or Provided: Benefits incurred for universal life and annuity policies represent the total of death benefits paid and the change in policy reserves.

Under U.S. GAAP, benefits and expenses for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium method and Commissioners’ Reserve Valuation method (“CRVM”) using statutory rates for mortality and interest.

Under U.S. GAAP, policy reserves for traditional products are based upon the net level premium method utilizing best estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest sensitive products, the U.S. GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions allowed by reinsurers on business ceded are reported as income when received. Losses generated in certain reinsurance transactions are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus.

Under U.S. GAAP, ceded future policy benefits and contract owner liabilities are reported gross on the balance sheets. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheets and are stated net of allowances for credit losses, which are charged to earnings. Gains and losses on reinsurance, including commission and expense allowances, are deferred and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed IMR, non operating systems software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. In addition, non-admitted assets include deferred tax assets that are not admissible under SSAP No. 101.  See Deferred Income Taxes above.

Policyholder Dividends: Policyholder dividends are recognized when declared.

Reconciliation to U.S. GAAP: The effects of the preceding variances from U.S. GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Certain reclassifications may be made to prior year amounts to maintain comparability of the years presented.

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are stated at either amortized cost or the lower of amortized cost or fair value. Amortized cost is determined using the constant yield or yield to worst method.

The Company does not have any SVO-Identified investments as defined in SSAP No. 26R, Bonds.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Amortized cost is determined using the effective interest method and includes anticipated prepayments. The prospective adjustment method is used to determine the amortized cost for the majority of loan–backed and structured securities as well as securities that have experienced an OTTI. For certain securities, including Agency-backed securities, the retrospective adjustment method is used to determine amortized cost.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or fair value and nonredeemable preferred stocks are reported at fair value or the lower of cost or fair value.

Common stocks are reported at fair value and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial cash and/or non-cash collateral is required at a rate of 102% of the market value of the loaned securities. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty’s ability to return securities pledged where collateral is insufficient to cover the loss. Under the securities lending program, the Company also accepts non-cash collateral in the form of securities. The securities retained as collateral may not be sold or re-pledged, except in the event of default, and are not reflected in the Company’s Balance Sheets. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and Mortgage-Backed Securities pools.

Short term investments are reported at amortized cost which approximates fair value.

Partnership interests, which are included in other invested assets, are reported at the underlying audited U.S. GAAP equity of the investee. Changes in surplus from distributions are reported in investment income.

Realized capital gains and losses are generally determined using the first in first out method.

The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The unrealized gains and losses from derivatives not designated as accounting hedges are reported at fair value through surplus. Upon termination, interest related gains and losses on asset hedges are included in IMR and are amortized over the remaining lives of the derivatives; other gains and losses are included in the AVR. The Company enters into the following derivatives:

Credit Contracts:

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in replication and non qualifying hedging relationships.

Equity Contracts:

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The Company may also use futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of the Fixed Indexed Annuities ("FIA") contracts. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margin with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Options: The Company uses equity options to hedge against changes in the value of the benefit contained in the retail life products. The Company also uses equity options to hedge against increases in certain equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Total return swaps: The Company uses total return swaps as a hedge against a decrease in variable annuity account values, which are invested in certain indices. Using total return swaps, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of assets or a market index and the London Interbank Offered Rates ("LIBOR") rate, calculated by reference to an agreed upon notional principal amount. No cash is exchanged at the onset of the contracts. Cash is paid and

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
received over the life of the contract based upon the terms of the swaps. The Company utilizes these contracts in non-qualifying hedging relationships.

Foreign Exchange Contracts:

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships.

Interest Rate Contracts:

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Contract Loans: Contract loans are reported at unpaid principal balances but not in excess of the cash surrender value.

Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 1.00% to 8.75% for 2020.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues. A reserve has been established of $10.1 and $10.4 for any surrender value promised in excess of the reserves as otherwise legally computed reserves at December 31, 2020 and 2019, respectively.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the NYDFS, is $2.2 billion and $2.3 billion at December 31, 2020 and 2019, respectively. The amount of premium deficiency reserves for life policies on which gross premiums are less than the net premiums is $28.3 and $32.7 at December 31, 2020 and 2019, respectively.

Liability carried for premium deficiency reserves was $9.8 at December 31, 2020 and 2019, respectively. The Company anticipates investment income as a factor in the premium deficiency calculation in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts (“SSAP No. 54”).

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group under Internal Revenue Code ("IRC") Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contracts.
Electronic Data Processing Equipment: Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight line basis over the estimated useful life of the asset, not to exceed three years.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Participating Insurance: Participating business approximates less than 1% of the Company’s ordinary life insurance in force and less than 4% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales.

Benefit Plans: The Company, through its parent or affiliates, provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plans. The Company, through its parent or affiliates, also provides a contributory retirement plan for substantially all employees.

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2020	2019
	(In Thousands)
Deferred federal income taxes	$75,371	$55,941
Agents’ debit balances	—	2
Deferred and uncollected premiums	1,259	1,241
Negative IMR	—	4,366
Reinsurance recoverable	234	—
Other - suspense and clearing	122	103
Total nonadmitted assets	$76,986	$61,653

Changes in nonadmitted assets are reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2020. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2020.

Guaranteed Benefits: For variable annuity guarantees, Valuation Manual 21 ("VM21") is followed. This guideline interprets how to apply the NAIC Commissioners’ Annuity Reserve Valuation Method to Variable Annuities. Minimum reserves are equal to a stochastic reserve plus an additional standard projection amount. Both reinsurance and hedging are also reflected. Taxes are not incorporated. All assumptions for the Standard Projected Amount are prescribed. All other assumptions are set by the actuary using prudent best-estimates except for prescribed asset defaults and spreads. Furthermore, NYDFS adopted an amendment to NY Regulation 213 ("NY Reg 213") effective January 1, 2020 which requires an additional floor reserve for NY entities. At adoption and at year end 2020, the NY Reg 213 reserve was

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
higher than the VM-21 reserves; therefore, the Company recorded the amounts equal to the NY Reg 213 reserves.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company. There are no product classification differences under U.S. GAAP.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
2.    Permitted Statutory Basis Accounting Practices
The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the NYDFS. The NYDFS recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the New York Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of New York. The New York Superintendent of Financial Services ("Superintendent") has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the New York Department of Financial Services.

The NYDFS superintendent approved a permitted accounting practice that allows the Company to hold reserves computed in accordance with VM-A and VM-C for individual term life policies that convert into universal life policies, instead of Valuation Manual 20: Requirements for Principle-Based Reserves for Life Products ("VM-20") reserves as required by the valuation manual. As of December 31, 2020, there were 26 such policies with total face amount of $8.1 and minimal reserves.

The Company did not have any prescribed or permitted practices as of December 31, 2019 and December 31, 2018.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
3.    Investments
Bonds and Equity Securities

The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2020
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$48,393	$12,263	$7	$60,649
Foreign other (par value - $313,532)	312,242	51,742	1,669	362,315
Foreign government (par value - $18,845)	20,475	3,211	5	23,681
Corporate securities	856,920	202,993	983	1,058,930
Residential mortgage backed securities	99,877	4,312	150	104,039
Commercial mortgage backed securities	232,084	13,300	1,732	243,652
Other asset backed securities	87,384	3,870	181	91,073
Total bonds	1,657,375	291,691	4,727	1,944,339
Preferred stocks	3,634	779	—	4,413
Common stocks	808	870	—	1,678
Total equity securities	4,442	1,649	—	6,091
Total	$1,661,817	$293,340	$4,727	$1,950,430

At December 31, 2019
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$49,266	$6,430	$21	$55,675
Foreign other (par value - $325,682)	325,671	31,833	80	357,424
Foreign government (par value - $19,810)	21,601	2,198	—	23,799
Corporate securities	894,492	137,818	388	1,031,922
Residential mortgage backed securities	96,085	2,586	279	98,392
Commercial mortgage backed securities	234,757	9,116	203	243,670
Other asset backed securities	70,313	2,151	274	72,190
Total bonds	1,692,185	192,132	1,245	1,883,072
Preferred stocks	4,000	344	—	4,344
Common stocks	607	790	—	1,397
Total equity securities	4,607	1,134	—	5,741
Total	$1,696,792	$193,266	$1,245	$1,888,813

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Reconciliation of bonds from amortized cost to carrying value is as follows:

	December 31
	2020	2019
	(In Thousands)
Cost or amortized cost	$1,657,375	$1,692,185
Adjustment for below investment grade bonds	(10)	—
Carrying value	$1,657,365	$1,692,185

The aggregate fair value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

	Less than 6 Months Below Cost	More than 6 Months and Less than 12 Months Below Cost	More than 12 Months Below Cost	Total
	(In Thousands)
At December 31, 2020
Fair value	$30,384	$74,772	$9,293	$114,449
Unrealized loss	1,110	3,131	486	4,727

At December 31, 2019
Fair value	$65,208	$4,048	$22,105	$91,361
Unrealized loss	579	93	573	1,245

The amortized cost and fair value of investments in bonds at December 31, 2020, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Maturity:
Due in 1 year or less	$56,774	$57,508
Due after 1 year through 5 years	191,978	207,259
Due after 5 years through 10 years	290,331	335,185
Due after 10 years	698,948	905,623
	1,238,031	1,505,575
Residential mortgage-backed securities	99,877	104,038
Commercial mortgage-backed securities	232,084	243,653
Other asset-backed securities	87,384	91,073
Total	$1,657,376	$1,944,339

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
While the Company actively invests in and continues to manage a portfolio of such exposures in the form of securitized investments, the Company does not originate or purchase subprime or Alt-A whole-loan mortgages. Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A mortgages to include the following: residential mortgage loans to customers who have strong credit profiles but lack some element(s), such as documentation to substantiate income; residential mortgage loans to borrowers that would otherwise be classified as prime but for which loan structure provides repayment options to the borrower that increase the risk of default; and any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime.

Pre-2008 vintage subprime and Alt-A mortgage collateral continues to reflect a housing market entrenched in recovery. While collateral losses continue to be realized, the pace and magnitude at which losses are being realized are steadily decreasing. Serious delinquencies and other measures of performance, like prepayments and loan defaults, have also displayed sustained periods of improvement. Reflecting these fundamental improvements, related bond prices and sector liquidity have increased substantially since the credit crisis. More broadly, home prices have moved steadily higher, further supporting bond payment performance. Year-over-year home price measures, while at a lower magnitude than experienced in the years following the trough in home prices, have stabilized at sustainable levels, when measured on a nationwide basis. While certain geographies began to show signs of slowing in the fourth quarter, this backdrop overall remains supportive of continued improvement in overall borrower payment behavior. In managing our risk exposure to subprime and Alt-A mortgages, we take into account collateral performance and structural characteristics associated with our various positions.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table summarizes the Company’s exposure to subprime mortgage backed securities and Alt-A mortgage backed securities through other investments as of December 31, 2020, 2019, and 2018, respectively:

	Actual Cost	Book/Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
	(In Thousands)
December 31, 2020
Residential mortgage-backed securities	$430	$415	$443	$—
Structured securities	132	90	128	1
Total	$562	$505	$571	$1

December 31, 2019
Residential mortgage-backed securities	$485	$473	$494	$—
Structured securities	142	94	132	—
Total	$627	$567	$626	$—

December 31, 2018
Residential mortgage-backed securities	$532	$526	$535	$—
Structured securities	154	102	141	—
Total	$686	$628	$676	$—

The Company did not have underwriting exposure to subprime mortgage risk through investments in subprime mortgage loans, mortgage guaranty or financial guaranty insurance coverage as of December 31, 2020 or 2019.

The following table shows prepayment penalty and acceleration fees at December 31, 2020 and 2019:

	General Account	Separate Account
	(In Thousands)
2020
Number of CUSIPs	49	—
Aggregate Amount of Investment Income	$1,542	$—

2019
Number of CUSIPs	49	—
Aggregate Amount of Investment Income	$822	$—

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
There were no 5GI Securities as of December 31, 2020 and 2019.

Mortgage Loans

All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system. The Company's mortgage loans on real estate are all commercial mortgage loans, held for investment.

The maximum and minimum lending rates for long-term mortgage loans acquired or made during 2020 were 3.7% and 3.7%.

There were no taxes, assessments or any amounts advanced and not included in the mortgage loan total as of December 31, 2020 and 2019.

Property insurance is required on all collateral securing commercial real estate mortgage loans. Generally the coverage is “all risk” at a level equal to the replacement cost of the improvements. Additional coverage may be required to cover flood, windstorm and other risks associated with collateral type, use and location.

During 2020, the maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 62.2% on commercial properties.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table shows an age analysis of mortgage loans by type and mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2020 and 2019:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2020
Recorded investment (all)
Current	$—	$—	$—	$—	$188,448	$—	$188,448
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	—	—	—
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—%	—%	—%	—%	—%	—%	—
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$—	$—	$—

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2019
Recorded investment (all)
Current	$—	$—	$—	$—	$191,791	$—	$191,791
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	—	—	—
Accruing Interest 90-179 Days Past Due

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—

Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—%	—%	—%	—%	—%	—%	—
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$—	$—	$—

The Company had no investments in impaired mortgage loans with or without an allowance for credit losses or in any impaired loans subject to a participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loan as of December 31, 2020 and 2019.

The Company recognizes interest income on its impaired loans upon receipt.

The Company has no allowances for credit losses as of December 31, 2020 and 2019.

The Company has no mortgage loans derecognized as a result of foreclosure as of December 31, 2020 and 2019.

Net Realized Capital Gains and Losses

Realized capital gains (losses) reported net of federal income taxes and amounts transferred to the IMR are as follows:

	December 31
	2020	2019	2018
	(In Thousands)
Realized capital gains (losses)	$5,677	$(23,425)	$(2,089)
Amount transferred to IMR (net of related taxes of $1,542 in 2020, $(322) in 2019, and $(1,034) in 2018)	(5,803)	1,213	3,889
Federal income tax benefit	2,863	4,191	3,728
Net realized capital gains (losses)	$2,737	$(18,021)	$5,528

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Realized capital losses include losses of $4.2, $1.7 and $0.4 related to securities that have experienced an other-than-temporary decline in value during 2020, 2019 and 2018, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $225.7, $190.2 and $383.9 in 2020, 2019 and 2018, respectively. Gross gains of $13.2, $1.7 and $2.5 and gross losses of $4.1, $1.6 and $7.4 during 2020, 2019 and 2018, respectively, were realized on those sales. A portion of the gains and losses realized in 2020, 2019 and 2018 has been deferred to future periods in the IMR.

The following table discloses in aggregate the OTTI recognized in accordance with structured securities subject to SSAP No. 43R, Loan-backed and Structured Securities (“SSAP No. 43R”) as of December 31, 2020 due to intent to sell or inability or lack of intent to hold to recovery.

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$—	$—	$—	$—

Second quarter:
Aggregate intent to sell	$20,284	$2,032	$—	$18,252
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$20,284	$2,032	$—	$18,252

Third quarter:
Aggregate intent to sell	$3,988	$113	$—	$3,875
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$3,988	$113	$—	$3,875

Fourth quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$—	$—	$—	$—

Total	N/A	$2,145	$—	N/A

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table discloses in aggregate the OTTI recognized in accordance with structured securities subject to SSAP No. 43R, Loan-backed and Structured Securities (“SSAP No. 43R”) as of December 31, 2019 due to intent to sell or inability or lack of intent to hold to recovery.

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
(In Thousands)
First quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$—	$—	$—	$—

Second quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$—	$—	$—	$—

Third quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$—	$—	$—	$—

Fourth quarter:
Aggregate intent to sell	$15,658	$183	$—	$15,475
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$15,658	$183	$—	$15,475

Total	N/A	$183	$—	N/A

The Company did not have any OTTI’s recognized for structured securities subject to SSAP No. 43R, Loan-backed and Structured Securities (“SSAP No. 43R”) in 2018 due to intent to sell or inability or lack of intent to hold to recovery.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table discloses in detail the OTTI’s due to present value of cash flows being less than amortized cost recognized by the Company in accordance with structured securities subject to SSAP No. 43R, exclusive of intent impairments in 2020:

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
	(In Thousands)
12669GUL3	$233	$193	$39	$193	$181	3/31/2020
57643MMM3	$67	$59	$8	$59	$59	3/31/2020
Total			$47

The total amount of OTTI’s recognized by the Company arising from the present value of expected cash flows being less than the amortized cost of structured securities subject to SSAP No. 43R was minimal in 2020, 2019 and 2018, respectively.

The following table discloses, in the aggregate, all structured securities in an unrealized loss position for which an OTTI has not been recognized in accordance with the requirements of SSAP No. 43R. This includes securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains:

	December 31, 2020
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$1,884	$73,204
Greater than 12 months	168	7,070
Total	$2,052	$80,274

	December 31, 2019
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$605	$65,829
Greater than 12 months	150	4,049
Total	$755	$69,878

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Impairments on joint venture, partnerships and limited liability company holdings are taken when the market value is less than 90% of book value, and it is determined that the decline below book value is not recoverable. The fair value of these investments is based upon the Company’s overall proportional ownership interest in the underlying partnership. The Company had immaterial impairments in EIG Energy Fund XIV LP as of December 31, 2020. The Company did not have any impairments for the years ended December 31, 2019 and 2018.

Investment Income

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2020	2019	2018
	(In Thousands)
Income:
Bonds	$80,961	$80,716	$79,352
Mortgage loans	7,471	9,738	8,961
Contract loans	8,904	6,982	7,175
Derivatives	782	(1,368)	886
Other	601	445	702
Total investment income	98,719	96,513	97,076
Investment expenses	(3,131)	(2,745)	(2,929)
Net investment income	$95,588	$93,768	$94,147

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. As of December 31, 2020 and 2019, the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $4.6 and $5.6, respectively.

The Company had loaned securities, which are reflected as invested assets on the balance sheets, with a fair value of approximately $14.3 and $71.4 at December 31, 2020 and 2019, respectively.

The aggregate fair value amount of collateral received, by specific time period, for securities lending agreements at December 31, 2020 and 2019 are shown below:

	At December 31, 2020	At December 31, 2019
(In Thousands)
Open	$10,298	$68,562
30 days or less	—	—
31 to 60 days	—	—
61 to 90 days	—	—
Greater than 90 days	—	—
Securities received	—	—
Total collateral received	$10,298	$68,562

The Company uses cash collateral received for income generation and general liquidity purposes. At the end of the loan term, the Company will take back its securities, and the counterparty will receive the amount loaned, together with the agreed upon interest.

The Company has not pledged any of its assets as collateral that are not reclassified and separately reported on the balance sheet.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The aggregate amount of collateral reinvested, by specific time period, for securities lending agreements at December 31, 2020 and 2019 are shown below:

	Securities Lending
	Amortized Cost	Fair Value
	(In Thousands)
At December 31, 2020
Open	$—	$—
30 days or less	9,935	9,935
31 to 60 days	357	357
61 to 90 days	—	—
91 to 120 days	—	—
121 to 180 days	—	—
181 to 365 days	—	—
1 to 2 years	—	—
2 to 3 years	—	—
Greater than 3 years	6	6
Securities received	—	—
Total collateral reinvested	$10,298	$10,298

At December 31, 2019
Open	$—	$—
30 days or less	28,611	28,612
31 to 60 days	14,950	14,952
61 to 90 days	6,125	6,126
91 to 120 days	1,575	1,576
121 to 180 days	8,394	8,394
181 to 365 days	8,906	8,908
1 to 2 years	—	—
2 to 3 years	—	—
Greater than 3 years	—	—
Securities received	—	—
Total collateral reinvested	$68,561	$68,568

The maturity dates of the liabilities appropriately match the invested assets in the securities lending program.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Restricted Assets

The following table shows assets pledged as collateral or restricted at December 31, 2020:

	Gross (Admitted & Nonadmitted) Restricted
	General Account		Separate Account		Total Assets	Total From Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted		Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*	Total Assets	Supporting General Account Activity**					Total Admitted Restricted
	(In Thousands)
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	$—	$—	0.0%	0.0%
Collateral held under security lending agreements	11,556	—	—	—	11,556	64,355	(52,799)	—	11,556	0.4	0.4
Letter stock or securities restricted as to sale-excluding FHLB capital stock	—	—	—	—	—	—	—	—	—	0.0	0.0
On deposit with states	4,754	—	—	—	4,754	5,529	(775)	—	4,754	0.2	0.2
On deposit with other regulatory bodies	—	—	—	—	—	—	—	—	—	0.0	0.0
Derivative Pledged Collateral	26,247	—	—	—	26,247	15,970	10,277	—	26,247	0.9	0.9
Total Restricted Assets	$42,557	$—	$—	$—	$42,557	$85,854	$(43,297)	$—	$42,557	1.5	1.5

* Subset of Total General Account Gross Restricted Assets
** Subset of Total Separate Account Restricted Assets

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table shows assets pledged as collateral or restricted at December 31, 2019:

	Gross (Admitted & Nonadmitted) Restricted
	General Account		Separate Account		Total Assets	Total From Prior Year	Increase/(Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*	Total Assets	Supporting General Account Activity**
	(In Thousands)
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	$—	$—	0.0%	0.0%
Collateral held under security lending agreements	64,355	—	—	—	64,355	77,733	(13,378)	—	64,355	2.2%	2.2%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	—	—	—	—	—	—	—	—	—	0.0%	0.0%
On deposit with states	5,529	—	—	—	5,529	5,491	38	—	5,529	0.2%	0.2%
On deposit with other regulatory bodies	—	—	—	—	—	—	—	—	—	0.0%	0.0%
Derivative Pledged Collateral	15,970	—	—	—	15,970	14,160	1,810	—	15,970	0.5%	0.6%
Total restricted assets	$85,854	$—	$—	$—	$85,854	$97,384	$(11,530)	$—	$85,854	2.9%	3.0

* Subset of Total General Account Gross Restricted Assets
** Subset of Total Separate Account Restricted Assets

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows collateral received and reflected as assets at December 31, 2020:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
General Account
Cash, Cash Equivalents and Short-Term Investments	$1,080	$1,080	0.05%	0.05%
Reinvested collateral assets owned	10,298	10,298	0.47	0.48
Total collateral Assets	$11,378	$11,378	0.52%	0.53%
*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

The Company has not received collateral reflected as assets in the separate account.

	1	2
	Amount	% of Liability to Total Liabilities
	(In Thousands)
Recognized Obligation to Return Collateral Asset (General Account)*	$11,378	0.60%
Recognized Obligation to Return Collateral Asset (Separate Account)**	$—	—%

*BACV divided by total liabilities excluding Separate Accounts
**BACV divided by total liabilities on Separate Accounts

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows collateral received and reflected as assets at December 31, 2019:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
General Account
Cash, Cash Equivalents and Short-Term Investments	$23,604	$23,604	1.04%	1.07%
Reinvested collateral assets owned	68,562	68,567	3.02%	3.11%
Total collateral assets	$92,166	$92,171	4.06%	4.18%

*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

The Company has not received collateral reflected as assets in the separate account.

		Amount	% of Liability to Total Liabilities*
		(In Thousands)
Recognized Obligation to Return Collateral Asset (General Account)*		$92,166	4.84%
Recognized Obligation to Return Collateral Asset (Separate Account)**		$—	—%

*BACV divided by total liabilities excluding Separate Accounts
**BACV divided by total liabilities on Separate Accounts

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
4.    Derivative Financial Instruments Held for Purposes Other than Trading
The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. The company enters into the following type of derivatives: Credit Contracts, Equity Contracts, Foreign Exchange Contracts and Interest Rate Contracts. The Company's use and hedging strategy of derivatives is detailed in Note 1.
Upfront fees paid or received on derivative contracts are included on the balance sheet as an asset or liability and are being amortized to investment income over the remaining terms of the contracts.

Periodic payments from such contracts are included in investment income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or accrued investment income on the balance sheet. Gains or losses realized as a result of early terminations are recognized in income in the statement of operations or deferred into IMR and amortized into investment income.

The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

Under the terms of the Company’s Over-The-Counter ("OTC") Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported on the balance sheet.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The table below summarizes the Company's types and amounts of collateral held, pledged and delivered related to OTC derivative contracts and cleared derivative contracts:

		As of December 31, 2020	As of December 31, 2019
Collateral Type:		(In Thousands)
Cash
	Held - OTC Contracts	$1,080	$630
	Held- Cleared Contracts	—	16,173
	Pledged- Cleared Contracts	33	—

Securities
	Held	$—	$293
	Delivered	26,247	15,970

The table below summarizes the Company’s derivative contracts, which are reflected as invested assets and a liability on the balance sheets, at December 31, 2020 and 2019:

	Notional Amount	Carrying Value	Fair Value
	(In Thousands)
December 31, 2020
Derivative contracts:
Credit contracts	$1,805	$(33)	$(33)
Equity contracts	121,186	1,980	1,772
Foreign exchange contracts	22,119	(1,705)	(1,046)
Interest rate contracts	158,000	(2,394)	(2,394)
Total derivatives	$303,110	$(2,152)	$(1,701)

December 31, 2019
Derivative contracts:
Credit contracts	$3,220	$(11)	$(11)
Equity contracts	144,184	998	759
Foreign exchange contracts	21,069	(495)	(213)
Interest rate contracts	260,000	15,522	15,522
Total derivatives	$428,473	$16,014	$16,057

The Company does not have any derivative contracts with financing premiums.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
5.    Concentrations of Credit Risk
The Company held below investment grade corporate bonds with an aggregate book value of $65.2 and $56.3 and an aggregate fair value of $68.2 and $58.8 at December 31, 2020 and 2019, respectively. Those holdings amounted to 3.9% and 3.3% of the Company’s investments in bonds and 3.1% and 2.6% of total admitted assets at December 31, 2020 and 2019, respectively. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds with a carrying value of $29.2 and $2.3 with an aggregate fair value of $34.5 and $2.4 at December 31, 2020 and 2019, respectively. The carrying value of these holdings amounted to 1.8% and 0.1% of the Company’s investment in bonds and 1.4% and 0.1% of the Company’s total admitted assets at December 31, 2020 and 2019, respectively.

The Company's commercial mortgage loan portfolio is diversified by geographic region and property type to manage concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including a review of loan-specific credit, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. This review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

The Company rates all commercial mortgages to quantify the level of risk. The Company places those loans with higher risk on a watch list and closely monitor these loans for collateral deficiency or other credit events that may lead to a potential loss of principal and/or interest.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of commercial mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. An LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the value of the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income (loss) to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above. LTV and DSC ratios as of the dates indicated are presented below:

	2020		2019
	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Origination Loan-to-Value
0% - 50%	$39,117	20.7%	$37,908	19.8%
50% - 60%	54,293	28.8%	70,066	36.5%
60% - 70%	92,478	49.1%	63,228	33.0%
70% - 80%	2,561	1.4%	20,589	10.7%
Total	$188,449	100.0%	$191,791	100.0%

Debt Service Coverage Ratio
Greater than 1.5x	$169,172	89.8%	$162,874	84.9%
1.25x to 1.5x	5,807	3.1%	13,556	7.1%
1.0x to 1.25x	13,470	7.1%	15,361	8.0%
Less than 1.0x	—	—%	—	—%
Total	$188,449	100.0%	$191,791	100.0%

If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table shows the Company's mortgage loan portfolio diversification by property type:

	As of December 31, 2020		As of December 31, 2019
Property Type	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Apartments	$69,648	37.0%	$72,563	37.9%
Hotel/Motel	4,938	2.6%	5,478	2.9%
Industrial	26,693	14.2%	27,544	14.4%
Office	20,542	10.9%	15,733	8.2%
Other	5,989	3.2%	6,192	3.2%
Retail	60,639	32.1%	64,281	33.4%
Total	$188,449	100.0%	$191,791	100.0%

The following table shows the Company's mortgage loan portfolio diversification by region:

	As of December 31, 2020		As of December 31, 2019
Region	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Pacific	$65,953	35.0%	$62,264	32.4%
South Atlantic	53,753	28.5%	56,263	29.3%
West South Central	—	—%	127	0.1%
East North Central	32,532	17.2%	33,930	17.7%
Middle Atlantic	4,900	2.6%	4,900	2.6%
Mountain	25,741	13.7%	27,983	14.6%
West North Central	5,569	3.0%	6,324	3.3%
East South Central	—	—%	—	—%
Total	$188,448	100.0%	$191,791	100.0%

The following table shows the carrying value of the Company's mortgage loan portfolio breakdown by year of origination:

Year of Origination	2020	2019
	(In Thousands)
2020	$5,901	$—
2019	12,713	13,689
2018	25,222	25,337
2017	32,342	34,567
2016	27,818	28,582
2015	30,341	32,186
2014 and prior	54,111	57,430
Total	$188,448	$191,791

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
6.    Reserves
At December 31, 2020 and 2019, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
December 31, 2020	(In Thousands)
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	2,290	—	—	2,290	0.3
At fair value	—	—	594,598	594,598	70.2
Total with market value adjustment or at fair value	2,290	—	594,598	596,888	70.5
At book value without adjustment (minimal or no charge or adjustment)	138,280	—	—	138,280	16.3
Not subject to discretionary withdrawal	111,221	—	260	111,481	13.2
Total gross individual annuities reserves	251,791	—	594,858	846,649	100.0%
Less reinsurance ceded	—	—	—	—
Total net individual annuities reserves	$251,791	$—	$594,858	$846,649
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	—	—	—	—

Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—	—
At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	—
Not subject to discretionary withdrawal	1,506	—	—	1,506	100.0
Total gross group annuities reserves	1,506	—	—	1,506	100.0%
Less reinsurance ceded	—	—	—	—
Total net group annuities reserves	$1,506	$—	$—	$1,506
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	—	—	—	—

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
	(In Thousands)
Deposit-Type Contracts (no life contingencies):
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—	—
At book value without adjustment (minimal or no charge or adjustment)	45,902	—	—	45,902	48.1
Not subject to discretionary withdrawal	49,615	—	—	49,615	51.9
Total gross deposit-type annuity reserves	95,517	—	—	95,517	100.0%
Less reinsurance ceded	—	—	—	—
Total net deposit-type contract reserves	$95,517	$—	$—	$95,517
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	—	—	—	—

	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	% of Total
December 31, 2019	(In Thousands)
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	179	—	—	179	—
At fair value	—	—	597,470	597,470	72.0
Total with market value adjustment or at fair value	179	—	597,470	597,649	72.0
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	146,740	—	—	146,740	17.7
Not subject to discretionary withdrawal	85,032	—	264	85,296	10.3
Total gross individual annuities reserves	231,951	—	597,734	829,685	100.0%
Less reinsurance ceded	—	—	—	—
Total net individual annuities reserves	$231,951	$—	$597,734	$829,685
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	—	—	—	—

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	% of Total
December 31, 2019	(In Thousands)
Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—	—
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	—
Not subject to discretionary withdrawal	1,545	—	—	1,545	100.0
Total gross group annuities reserves	1,545	—	—	1,545	100.0%
Less reinsurance ceded	—	—	—	—
Total net group annuities reserves	$1,545	$—	$—	$1,545
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	—	—	—	—

Deposit-Type Contracts (no life contingencies):
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—	—
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	46,818	—	—	46,818	48.2
Not subject to discretionary withdrawal	50,414	—	—	50,414	51.8
Total gross deposit-type annuity reserves	97,232	—	—	97,232	100.0%
Less reinsurance ceded	—	—	—	—
Total net deposit-type contract reserves	$97,232	$—	$—	$97,232
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	—	—	—	—

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
At December 31, 2020 and 2019, the Company’s life insurance reserves, including those held in separate accounts that are subject to discretionary withdrawal and not subject to discretionary withdrawal provisions are summarized as follows:

	Account Value	Cash Value	Reserve
	(In Thousands)
December 31, 2020
General Account
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$17,146	$97,559
Universal Life	670,333	659,788	674,539
Universal Life with Secondary Guarantees	149,842	124,789	469,120
Indexed Universal Live	17,648	13,230	13,629
Indexed Universal Life with Secondary Guarantees	5,273	4,349	10,089
Indexed Life	—	—	—
Other Permanent Cash Value life Insurance	105,984	203,203	229,639
Variable Life	2,900	2,900	2,900
Variable Universal life	4,832	4,825	4,487
Miscellaneous Reserves	—	—	—
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	998,701
Accidental Death Benefits	XXX	XXX	100
Disability- Active Lives	XXX	XXX	4,996
Disability- Disabled Lives	XXX	XXX	17,829
Miscellaneous Reserves	XXX	XXX	204,377
Total gross life insurance reserves	956,812	1,030,230	2,727,965
Less reinsurance ceded	139,447	130,930	1,490,499
Total net life insurance reserves	$817,365	$899,300	$1,237,466

Separate Account with Guarantees
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—
Universal Life	—	—	—
Universal Life with Secondary Guarantees	—	—	—
Indexed Universal Live	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value life Insurance	—	—	—
Variable Life	—	—	—
Variable Universal life	—	—	—
Miscellaneous Reserves	—	—	—

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Account Value	Cash Value	Reserve
(In Thousands)
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	—
Accidental Death Benefits	XXX	XXX	—
Disability- Active Lives	XXX	XXX	—
Disability- Disabled Lives	XXX	XXX	—
Miscellaneous Reserves	XXX	XXX	—
Total gross life insurance reserves	—	—	—
Less reinsurance ceded	—	—	—
Total net separate account with guarantees life insurance reserves	$—	$—	$—

Separate Account with Nonguaranteed
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—
Universal Life	—	—	—
Universal Life with Secondary Guarantees	—	—	—
Indexed Universal Live	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value life Insurance	—	—	—
Variable Life	16,762	16,762	16,762
Variable Universal life	34,116	34,095	34,167
Miscellaneous Reserves	—	—	—
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	—
Accidental Death Benefits	XXX	XXX	—
Disability- Active Lives	XXX	XXX	—
Disability- Disabled Lives	XXX	XXX	—
Miscellaneous Reserves	XXX	XXX	—
Total gross life insurance reserves	50,878	50,857	50,929
Less reinsurance ceded	—	—	—
Total net separate account with nonguaranteed life insurance reserves	$50,878	$50,857	$50,929

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account			Separate Account- Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
	(In Thousands)
December 31, 2019
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$13,301	$87,683	$—	$—	$—
Universal Life	690,545	680,608	696,721	—	—	—
Universal Life with Secondary Guarantees	151,803	122,183	448,218	—	—	—
Indexed Universal Live	14,588	9,583	10,151	—	—	—
Indexed Universal Life with Secondary Guarantees	4,659	3,668	8,919	—	—	—
Indexed Life	—	—	—	—	—	—
Other Permanent Cash Value life Insurance	111,539	206,285	232,757	—	—	—
Variable Life	2,800	2,800	2,800	16,119	16,119	16,119
Variable Universal life	4,750	4,741	4,526	31,070	31,045	31,187
Miscellaneous Reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	996,982	XXX	XXX	—
Accidental Death Benefits	XXX	XXX	116	XXX	XXX	—
Disability- Active Lives	XXX	XXX	5,007	XXX	XXX	—
Disability- Disabled Lives	XXX	XXX	18,149	XXX	XXX	—
Miscellaneous Reserves	XXX	XXX	165,185	XXX	XXX	—
Total gross life insurance reserves	980,684	1,043,169	2,677,214	47,189	47,164	47,306
Less reinsurance ceded	140,114	123,837	1,458,694	—	—	—
Total net life insurance reserves	$840,570	$919,332	$1,218,520	$47,189	$47,164	$47,306

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2020 and 2019 are as follows:

Type	Gross	Net of Loading
	(In Thousands)
December 31, 2020
Ordinary new business	$35	$4
Ordinary renewal	(3,839)	(532)
Group Life	877	862
Totals	$(2,927)	$334

December 31, 2019
Ordinary new business	$84	$2
Ordinary renewal	(3,833)	(196)
Group Life	1,317	1,271
Totals	$(2,432)	$1,077

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
7.    Separate Accounts
Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

The general nature and characteristics of the separate accounts business follows:

Non-Guaranteed Separate Accounts
(In Thousands)
December 31, 2020
Premium, consideration or deposits for the year	$2,822
Reserves for separate accounts with assets at:
Fair value	$645,787
Amortized cost	—
Total reserves	$645,787
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$—
At fair value	645,527
Subtotal	645,527
Not subject to discretionary withdrawal	260
Total separate account aggregate reserves	$645,787

December 31, 2019
Premium, consideration or deposits for the year	$2,077
Reserves for separate accounts with assets at:
Fair value	$645,040
Amortized cost	—
Total reserves	$645,040
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$—
At fair value	644,776
Subtotal	644,776
Not subject to discretionary withdrawal	264
Total separate account aggregate reserves	$645,040

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2020 and 2019, the Company

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
reported assets and liabilities from Individual Annuity and Individual Life product lines in separate accounts.

Assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account. The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type, as of December 31, 2020 and 2019:

Product or Transaction	Legally Insulated Assets	Not Legally Insulated Assets
	(In Thousands)
December 31, 2020
Individual Annuity	$596,295	$—
Individual Life	50,166	—
Total	$646,461	$—

December 31, 2019
Individual Annuity	$596,418	$—
Individual Life	46,388	—
Total	$642,806	$—

As of December 31, 2020 and 2019 separate account assets for products registered with the SEC totaled $646.5 and $642.8, respectively.

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate account paid the following amounts in risk charges:

Year ended	Risk Charges
(In Thousands)
2020	$4,125
2019	4,532
2018	5,005
2017	5,468
2016	5,964

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Total separate account guarantees paid by the Company’s general account are as follows:

Year ended	Guarantees Paid
(In Thousands)
2020	$76
2019	66
2018	39
2017	4
2016	118
The Company does not engage in securities lending transactions within its separate accounts.

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2020	2019	2018
	(In Thousands)
Transfers as Reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to separate accounts	$2,822	$2,077	$2,237
Transfers from separate accounts	(78,002)	(91,317)	(97,159)
Transfers as reported in the Statements of Operations	$(75,180)	$(89,240)	$(94,922)

Assets supporting separate accounts with additional insurance benefits and minimum investment return guarantees are comprised of bonds, equity securities, including mutual funds, and other invested assets. The aggregate fair value of the invested assets as of December 31, 2020 and 2019 was $0.6 billion.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
8.    Federal Income Taxes
The Company has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The federal tax sharing agreement provides that Voya Financial, Inc. will pay its subsidiaries for the tax benefits of ordinary and capital losses only to the extent the consolidated tax group actually uses the tax benefit of losses generated.

The following is a list of all affiliated companies that participate in the filing of this consolidated federal income tax return:

IIPS of Florida, LLC	Voya Financial Advisors, Inc.
ILICA LLC	Voya Financial Holdings I, LLC
Langhorne I, LLC	Voya Financial Holdings II, LLC
Midwestern United Life Insurance Company	Voya Financial Partners, LLC
Pen-Cal Administrators, Inc.	Voya Financial Products Company, Inc.
Pomona Management LLC	Voya Financial, Inc.
Rancho Mountain Properties, Inc.	Voya Funds Services, LLC
ReliaStar Life Insurance Company	Voya Holdings Inc.
ReliaStar Life Insurance Company of New York	Voya Institutional Plan Services, LLC
Roaring River, LLC	Voya Institutional Trust Company
Roaring River II, Inc.	Voya Insurance Solutions, Inc.
Roaring River IV Holding, LLC	Voya International Nominee Holdings, Inc.
Roaring River IV, LLC	Voya Investment Management Alternative Assets LLC
Security Life Assignment Corp.	Voya Investment Management Co. LLC
Security Life of Denver Insurance Company	Voya Investment Management LLC
Security Life of Denver International Limited	Voya Investment Trust Company
SLD America Equities, Inc.	Voya Investments Distributor, LLC
SLDI Georgia Holdings, Inc.	Voya Investments, LLC
Voya Alternative Asset Management LLC	Voya Payroll Management, Inc.
Voya Benefits Company, LLC	Voya Pomona Holdings LLC
Voya Capital, LLC	Voya Realty Group LLC
Voya Custom Investments LLC	Voya Retirement Advisors, LLC
Voya II Custom Investments LLC	Voya Retirement Insurance and Annuity Company
Voya Special Investments, Inc.	Voya Services Company

Under the intercompany tax sharing agreement, the Company has a (payable)/receivable of $(7.2) at December 31, 2020 and $(0.6) at December 31, 2019 to Voya Financial, Inc., an affiliate, for federal income taxes.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2020	2019	2018
	(In Thousands)
Federal tax expense (benefit) on operations	$3,690	$9,915	$3,691
Federal tax expense (benefit) on capital gains	(2,863)	(4,191)	(3,728)
Total current tax expense (benefit) incurred	$827	$5,724	$(37)

The components of deferred tax asset and deferred tax liability that make up a Net Deferred Tax Asset (DTA) at December 31, 2020 and 2019 are as follows:

	12/31/20			12/31/2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Thousands)
Gross DTAs	$117,222	$—	$117,222	$107,539	$1,044	$108,583	$9,683	$(1,044)	$8,639
Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—
Adjusted gross DTAs	117,222	—	117,222	107,539	1,044	108,583	9,683	(1,044)	8,639
Deferred Tax Assets Nonadmitted	75,371	—	75,371	55,941	—	55,941	19,430	—	19,430
Admitted Adjusted Gross DTAs	41,851	—	41,851	51,598	1,044	52,642	(9,747)	(1,044)	(10,791)
Gross Deferred tax liabilities	10,186	—	10,186	12,029	1,044	13,073	(1,843)	(1,044)	(2,887)
Net Admitted Adjusted Gross DTAs	$31,665	$—	$31,665	$39,569	$—	$39,569	$(7,904)	$—	$(7,904)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The admission calculation components by tax character of admitted adjusted gross deferred tax assets as the result of the application of SSAP No. 101 as of December 31, 2020 and 2019 are as follows:

		12/31/20			12/31/2019			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
		(In Thousands)
a.	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b.	Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from (a)) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	31,665		31,665	39,569	—	39,569	(7,904)	—	(7,904)
	1. Adjusted gross DTAs expected to be realized following the balance sheet date	79,041	1,574	80,615	68,543	1,044	69,587	10,498	530	11,028
	2. Adjusted gross DTAs allowed per limitation threshold	XXX	XXX	31,665	XXX	XXX	39,569	XXX	XXX	(7,904)
c.	Adjusted gross DTAs (excluding the amount of DTAs from (a) and (b) above) offset by gross deferred tax liabilities	10,186	1,574	11,760	12,029	1,044	13,073	(1,843)	530	(1,313)
d.	Deferred tax assets admitted as the result of application SSAP No. 101 Total	$41,851	$1,574	$43,425	$51,598	$1,044	$52,642	$(9,747)	$530	$(9,217)

The ratio percentage and the amount of adjusted capital and surplus used to determine the recovery period and threshold limitation are as follows:

	2020	2019
	(Amounts in Thousands)
Ratio percentage used to determine recovery period and threshold limitation amount	837.40%	1,070.97%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$213,863	$265,684

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Below shows the calculation to determine the impact of tax planning strategies on adjusted gross and net admitted DTAs:

	12/31/20		12/31/2019		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
	(Amounts in Thousands)
Adjusted gross DTAs	$—	$—	$107,539	$1,044	$(107,539)	$(1,044)
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net Admitted Adjusted Gross DTAs	$41,850	$1,574	$51,598	$1,044	$(9,748)	$530
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

The Company’s tax planning strategies do not include the use of reinsurance.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The significant components of deferred tax assets and deferred tax liabilities are as follows:

	2020		2019	Change
	(In Thousands)
Deferred Tax Assets
Ordinary:
Discounting of unpaid losses	$59		$59	$—
Unearned premium reserve	1		1	—
Policyholder reserves	81,164		70,493	10,671
Investments	17,738		19,650	(1,912)
Deferred acquisition costs	16,660		15,835	825
Policyholder dividends accrual	279		269	10
Pension accrual	98		200	(102)
Receivables - nonadmitted	339		283	56
Net Operating loss carry-forward	251		250	1
Tax credit carry-forward	295		244	51
Other (including items <5% of total ordinary tax assets)	—		255	(255)
Subtotal	116,884		107,539	9,345
Statutory valuation allowance adjustment	—		—	—
Nonadmitted	75,371		55,941	19,430
Admitted ordinary deferred tax assets	$41,513		$51,598	$(10,085)
Capital:
Investments	$—		$1,044	$(1,044)
Subtotal	—	0	1,044	(1,044)
Admitted capital deferred tax assets	$—		$1,044	$(1,044)
Admitted deferred tax assets	$41,513		$52,642	$(11,129)

Deferred Tax Liabilities
Ordinary:
Investments	$63		$1,330	$(1,267)
Deferred and uncollected premiums	1,643		1,514	129
Policyholder reserves	6,117		6,823	(706)
Other (including items <5% of total ordinary tax liabilities)	1		—	1
Subtotal	$7,824		$9,667	$(1,843)
Capital:
Investments	$—		$3,406	$(3,406)
Subtotal	$—		$3,406	$(3,406)
Total deferred tax liabilities	$7,824		$13,073	$(5,249)

Net deferred tax assets/liabilities	$33,689		$39,569	$(5,880)

* Includes other nonadmitted assets

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2020 and 2019, the Company had no valuation allowances.

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes. The significant items causing this difference are as follows:

		Year Ended December 31
		2020		2019		2018
		Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
		(Amounts In Thousands)
Ordinary (loss) income		$(18,158)		$41,509		$15,647
Capital (losses) gains		(125)		(22,212)		1,800
Total pretax (loss) income		(18,283)		19,297		17,447
Expected tax (benefit) expense at 21% statutory rate		(3,840)	21.0%	4,052	21.0%	3,664	21.0%
Increase (decrease) in actual tax reported resulting from:
a.	Dividends received deduction	(359)	2.0%	(420)	(2.2)%	(548)	(3.1)%
b.	Interest maintenance reserve	1,371	(7.5)%	(59)	(0.3)%	(713)	(4.1)%
c.	Reinsurance	(606)	3.3%	(605)	(3.1)%	(606)	(3.5)%
d.	Prior period tax	—	—%	—	—%	17	0.1%
e.	Other	(3,572)	19.5%	(160)	(0.8)%	882	5.1%
Total income tax reported		$(7,006)	38.3%	$2,808	14.6%	$2,696	15.5%

Current income taxes incurred		827	(4.5)%	$5,724	29.7%	$(37)	(0.2)%
Change in deferred income tax*		(7,832)	42.8%	(2,916)	(15.1)%	2,733	15.7%
Total income tax reported		$(7,005)	38.3%	$2,808	14.6%	$2,696	15.5%
* Excluding tax on unrealized gains (losses) and other surplus items

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
As of December 31, 2020, the Company's tax credit and net operating loss carry forward originated and expires as follows:

	Year of Origination	Year of Expiration	Amount
			(In Thousands)
Low Income Housing Credit	2013	2033	$21

Foreign Tax Credit	2018	2028	$99
Foreign Tax Credit	2019	2029	$77
Foreign Tax Credit	2020	2030	$98
Total Foreign Tax Credit			$274

Net Operating Loss	2017	2032	$1,197

There are no amounts of federal income tax incurred that will be available for recoupment in the event of future net losses from 2020, 2019 and 2018.

There were no deposits admitted under Section 6603 of the Internal Revenue Code as of December 31, 2020 and 2019.

The Company has no unrecognized tax liability as of December 31, 2020 and 2019.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Company’s transferable state tax credit assets at December 31, 2020 and 2019 are as follows:

Method of Estimating Utilization of Remaining Transferable State Tax Credit	State	Carrying Value	Unused Credit Remaining
		(In Thousands)
December 31, 2020
Fixed Credit at time of purchase	AL	$4	$—
Total State Tax Credits		$4	$—

December 31, 2019
Fixed credit at time of purchase	AL	$5	$—
Total State Tax Credits		$5	$—

The Company estimated the utilization of the remaining transferable and non-transferable state tax credits by projecting future premiums taking into account policy growth and rate changes, projecting future tax liability based on projected premiums, tax rates and tax credits,

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
and comparing projected future tax liability to the availability of remaining transferable tax credits.

The Company does not have any non-transferable or non-admitted tax credits.

The Company did not have any tax contingencies as of December 31, 2020, 2019 and 2018, respectively, that would affect the Company’s effective tax rate if recognized.

The Company recognizes accrued interest and penalties related to tax contingencies in Federal income taxes and Federal income tax expense on the balance sheets and statements of operations, respectively. The Company had no accrued interest or penalties as of December 31, 2020, 2019 and 2018.

For the tax years 2017 through 2020, Voya Financial, Inc. participates in the IRS Compliance Assurance Process ("CAP"), which is a continuous audit program provided by the IRS. The IRS finalized the audit of Voya Financial, Inc. for the period ended December 31, 2018. For the periods ended December 31, 2019 and December 31, 2020, the IRS has determined that Voya Financial, Inc. would be in the Compliance Maintenance Bridge (Bridge) phase of CAP. In the Bridge phase, the IRS does not intend to conduct any review, or provide any letters of assurance for the tax year.

The Coronavirus Aid, Relief, and Economic Security ("CARES") Act, which became effective on March 27, 2020 and the Consolidated Appropriations Act, which became effective on December 27, 2020, have not had any material impact on corporate income taxes.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
9.    Reinsurance
The Company is involved in ceded reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of the reinsurer and monitors concentrations of credit risk.

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	December 31
	2020	2019	2018
	(In Thousands)
Premiums	$124,875	$124,989	$129,807
Benefits paid or provided	129,163	132,487	102,162
Policy and contract liabilities at year end	1,523,084	1,495,885	1,443,585

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.

There were no assumed premiums in 2020, 2019 and 2018.

The amount of reinsurance credits taken for new agreements executed since January 1, 2020 to include policies or contracts that were in force or which had existing reserves established by the Company, were $0.0.

The Company estimates that an aggregate reduction in surplus of $148.6 would occur in the event that all reinsurance agreements were terminated, by either party, as of December 31, 2020. The amount estimated as of December 31, 2019 and 2018 was $149.1 and $148.7, respectively.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
10.    Capital and Surplus
Under New York insurance regulations, the Company is required to maintain a minimum total capital and surplus of $0.5.

The Company is permitted to pay a dividend to its parent, ReliaStar, without prior insurance regulatory approval, in any calendar year based on either of two standards.
1.Dividends paid out of earned surplus - (defined as positive “unassigned funds (surplus)” excluding 85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year), in an amount up to the greater of:
i.10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or
ii.its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year.

In addition, under this standard, the Company may not, without prior insurance regulatory approval, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative.
2.Dividends paid out of other than earned surplus - the lesser of:
i.10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or
ii.its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains).

In addition, the Company will be permitted to pay a dividend to ReliaStar in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing.

The Company did not pay dividends to ReliaStar during 2020, 2019 or 2018.

Life and health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
11.    Fair Values of Financial Instruments
The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The Company’s composition of asset mix can change from period to period and all assets described below may not be held at December 31, 2020.

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash, cash equivalents and short term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Bonds and equity securities: The Company utilizes a number of valuation methodologies to determine the fair values of its bonds, preferred stocks and common stocks reported herein in conformity with the concepts of “exit price” and the fair value measurement as prescribed in SSAP No. 100R, Fair Value ("SSAP No. 100R"). Valuations are obtained from third party commercial pricing services, brokers, and industry-standard vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values, which the Company considers reflective of the fair value of each privately placed bond.

Fair values for actively traded marketable bonds are determined based upon quoted market prices and are classified as Level 1 assets. Corporate bonds, ABS, U.S. agency bonds, and foreign securities use observable pricing method such as matrix pricing, market corroborated pricing or inputs such as yield curves and indices. These investments are classified as Level 2. All other bonds are classified as level 2 or 3.

For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placement investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 0.70% and 8.39% over the total portfolio. The Company's statutory fair values represent the amount that would be received to sell securities at the measurement date (i.e. “exit value” concept).

Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Derivative financial instruments: Fair values for derivative financial instruments are based on broker/dealer valuations or on internal discounted cash flow pricing models, taking into account current cash flow assumptions and the counterparties’ credit standing.

The carrying value of all other financial instruments approximates their fair value.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

Derivatives are carried at fair value, which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third-party sources, such as yield curves, exchange rates, Standard and Poor’s (“S&P”) 500 Index prices and LIBOR and Overnight Index Swap Rates ("OIS"). The Company uses OIS for valuations of collateralized interest rate derivatives, which are obtained from third party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Derivatives which qualify for special hedge accounting treatment are reported in a manner that is consistent with the accounting for the hedged asset or liability.

The Company's financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the balance sheets are categorized as follows:

▪Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
▪Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)Quoted prices for similar assets or liabilities in active markets;
b)Quoted prices for identical or similar assets or liabilities in non-active markets;
c)Inputs other than quoted market prices that are observable; and
d)Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
▪Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Bonds: Securities that are carried at fair value on the balance sheet are classified as Level 2 or Level 3. Level 2 bond prices are obtained through several commercial pricing services, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values. Privately placed bonds' fair value are determined using a matrix-based pricing model and are classified as Level 2 assets. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3. The Company's Level 3 fair value measurements of its bonds are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis.

Preferred and common stock: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

Cash equivalents and short-term investments: The fair values for cash equivalents and short-term investments are generally determined based on most quoted market prices. These assets are classified as Level 1.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are included in Level 1. The underlying instruments in bonds have valuations that are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policies described above for bonds.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Certain derivatives are carried at fair value (on the balance sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data, such as yield curves, exchange rates, S&P 500 Index prices, LIBOR, and OIS, which are obtained from third party sources and uploaded into the system. The Company uses OIS for valuations of collateralized

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
interest rate derivatives, which are obtained from third party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. The Company’s own credit risk is monitored by comparison of credit ratings from national rating services. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Mortgage loans: The fair values for mortgage loans are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans are classified as Level 3.

Contract loans: The fair value of policy loans approximates the carrying value of the loans. Contract loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Deposit type contracts: Fair value is estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

For certain deposit type contracts, fair value is estimated by discounting cash flows at rates that are risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 2.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2020:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds, including securities pledged	$1,944,339	$1,657,365	$53,340	$1,825,706	$65,293
Preferred stock	4,414	3,634	—	580	3,834
Common stock	1,679	1,679	—	—	1,679
Mortgage loans	202,795	188,448	—	—	202,795
Contract loans	95,236	95,236	—	95,236	—
Cash equivalents and short-term investments	732	692	—	732	—
Derivatives
Equity contracts	5,251	5,251	—	4,355	896
Foreign exchange contracts	80	32	—	80	—
Interest rate contracts	77	77	—	77	—
Separate account assets	646,461	646,461	646,461	—	—
Total Assets	$2,901,064	$2,598,875	$699,801	$1,926,766	$274,497

Liabilities:
Deposit type contracts	$50,643	$50,643	$—	$50,643	$—
Supplementary contracts and immediate annuities	21,625	19,078	—	—	21,625
Derivatives
Credit contracts	33	33	—	33	—
Equity contracts	3,479	3,271	208	3,271	—
Foreign exchange contracts	1,126	1,737	—	1,126	—
Interest rate contracts	2,471	2,471	—	2,471	—
Total Liabilities	$79,377	$77,233	$208	$57,544	$21,625

The Company did not have any financial instruments for which it was not practicable to estimate fair value or measured and reported at net asset value (NAV) as of December 31, 2020.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2019:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds, including securities pledged	$1,883,072	$1,692,185	$47,799	$1,780,246	$55,027
Preferred stock	4,344	4,000	—	547	3,797
Common stock	1,397	1,397	—	—	1,397
Mortgage loans	201,813	191,791	—	—	201,813
Contract loans	98,449	98,449	—	98,449	—
Derivatives
Equity contracts	2,889	2,890	—	2,397	492
Foreign exchange contracts	202	140	—	202	—
Interest rate contracts	22,108	22,108	—	22,108	—
Separate account assets	642,806	642,806	642,806	—	—
Total Assets	$2,857,080	$2,655,766	$690,605	$1,903,949	$262,526

Liabilities:
Deposit type contracts	$53,974	$53,806	$—	$51,607	$2,367
Supplementary contracts and immediate annuities	19,930	17,742	—	—	19,930
Derivatives
Credit contracts	11	11	—	11	—
Equity contracts	2,130	1,892	238	1,892	—
Foreign exchange contracts	415	635	—	415	—
Interest rate contracts	6,586	6,586	—	6,586	—
Total Liabilities	$83,046	$80,672	$238	$60,511	$22,297

The Company did not have any financial instruments for which it was not practicable to estimate fair value or measured and reported at net asset value (NAV) as of December 31, 2019.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The table below shows assets and liabilities measured and reported at fair value as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Common stock	$—	$—	$1,679	$1,679
Derivatives
Equity contracts	—	4,355	896	5,251
Interest rate contracts	—	77	—	77
Separate account assets	646,461	—	—	646,461
Total assets	$646,461	$4,432	$2,575	$653,468

Liabilities:
Deposit type contracts	$—	$50,643	$—	$50,643
Derivatives
Credit contracts	—	33	—	33
Equity contracts	—	3,271	—	3,271
Foreign exchange contracts	—	38	—	38
Interest rate contracts	—	2,471	—	2,471
Total liabilities	$—	$56,456	$—	$56,456

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The table below shows assets and liabilities measured and reported at fair value as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Common stock	$—	—	$1,397	$1,397
Derivatives
Equity contracts	—	2,397	492	2,889
Interest rate contracts	—	22,108	—	22,108
Separate account assets	642,806	—	—	642,806
Total assets	$642,806	$24,505	$1,889	$669,200

Liabilities:
Deposit type contracts	$—	$51,607	$—	$51,607
Derivatives
Credit contracts	—	11	—	11
Equity contracts	—	1,892	—	1,892
Interest rate contracts	—	6,586	—	6,586
Total liabilities	$—	$60,096	$—	$60,096

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2020:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Common Stock	$1,397	$—	$—	$—	$80	$326	$—	$—	$(124)	$1,679
Derivatives
Equity contracts	492	—	—	1	320	291	—	(208)	—	896
Total	$1,889	$—	$—	$1	$400	$617	$—	$(208)	$(124)	$2,575

There were no transfers into or out of Level 3 during the year ended December 31, 2020. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the most recent quarterly reporting period.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2019:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Common Stock	1,009	—	—	—	388	—	—	—	—	1,397
Derivatives
Equity contracts	84	—	—	(101)	291	218	—	—	—	492
Total	$1,093	$—	$—	$(101)	$679	$218	$—	$—	$—	$1,889

There were no transfers into or out of Level 3 during the year ended December 31, 2019. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the most recent quarterly reporting period.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
12.    Commitments and Contingencies
Operating Leases: The Company is party to certain cost sharing agreements with other affiliated Voya Financial, Inc. companies. Included in these cost sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. The Company incurred rent expense of $0.2, $0.1 and $0.1 during years ended December 31, 2020, 2019 and 2018, respectively under this cost sharing methodology.

Legal Proceedings - The Company is involved in threatened or pending lawsuits or arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation and arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Some claims are asserted as class actions, purporting to represent a group of similarly situated individuals. Such litigation includes Iacono vs. ReliaStar Life Insurance Company of New York (USDC Eastern District of New York, No. 2:20-cv-02545) (filed June 8, 2020), a putative class action in which the plaintiff alleges that he purchased a flexible premium adjustable life insurance policy with an exchange option from Lincoln Security Life Insurance Company, the predecessor by merger of the Company, in 1989. The plaintiff alleges that the exchange option allowed him to substitute a different kind of insurance policy for his purchased policy. According to the plaintiff, the Company ceased the sale of individual whole life or endowment policies in 2016, thereby effectively eliminating the plaintiff’s ability to exchange his purchased policy for another policy and rendering his exchange option useless. In addition to the class allegations, the plaintiff asserts claims of breach of contract, breach of implied covenant of good faith and fair dealing, fraudulent concealment, and deceptive trade practices, and seeks declaratory relief as well as compensatory, treble and punitive damages. The Company denies the allegations, which it believes are without merit, and intends to defend the case vigorously.

In addition, the life insurance industry has experienced litigation alleging, for example, that insurance companies have breached the terms of their life insurance policies by increasing the insurance rates of the applicable policies inappropriately or by factoring into rate adjustments elements not disclosed under the terms of the applicable policies, and, consequently, unjustly enriched themselves. This litigation is generally known as cost of insurance litigation. While it is not possible to forecast the outcome of such lawsuits or arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits or arbitrations will not have a material adverse effect on the Company's operations or financial position.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Regulatory Matters - As with many financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Some of the investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of such regulatory action is difficult to predict, but could subject the Company to adverse consequences, including, but not limited to, additional payments to beneficiaries, settlement payments, penalties, fines and other financial liability, and changes to the Company's policies and procedures. The potential economic consequences cannot be predicted, but management does not believe that the outcome of any such action will have a material adverse effect on the Company's financial position. It is the practice of the Company to cooperate fully in these matters.

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase private placements and commercial mortgage loans of $2.0 and $1.5 at December 31, 2020 and 2019, respectively. The Company is also committed to provide additional capital contributions to partnerships of $0.2 and $0.2 at December 31, 2020 and 2019, respectively.
Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, death benefits, withdrawals, surrenders, and dividends to its parent.

The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. In addition, the investment portfolio is primarily composed of high quality fixed income investments, which include holdings of U.S. Government securities, high quality corporate bonds and agency backed residential mortgage backed securities. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows.

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the general account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

13.    Financing Agreements
The Company has entered into a reciprocal loan agreement with Voya Financial, Inc. to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements. Under this agreement, which expires February 21, 2022, the Company and Voya Financial, Inc. can borrow up to 5% of the Company’s admitted assets excluding separate accounts as of December 31 of the preceding year from one another. Interest on any borrowing by a subsidiary under a reciprocal loan agreement is charged at a rate based on the prevailing market rate for similar third-party borrowing or securities. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2020, 2019 and 2018 and received no interest income.

As of December 31, 2020 and 2019 the Company had no outstanding receivable or outstanding payable from Voya Financial, Inc. under the terms of a reciprocal loan agreement between the Company and Voya Financial, Inc.

As of December 31, 2020 the Company had the beneficiary of letters of credit totaling $7.5; terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing.

14.    Related Party Transactions
The Company has entered into various management and services contracts with other affiliated Voya Financial, Inc. companies. The costs associated with these agreements are allocated among those companies in accordance with systematic cost allocation methods. The Company's material related party agreements are detailed below:

Services Agreements: The Company has entered into a services agreement with each of its affiliated insurers, Voya Services Company ("VSC"), and Voya Financial Partners, LLC ("VFP"), whereby the affiliated insurers, VSC, and VFP, provide certain administrative, management, professional, advisory, consulting and other services to the Company. For years ended December 31, 2020, 2019 and 2018, expenses related to the agreements were incurred in the amount of $38.2, $32.8 and $28.0, respectively.

Tax Sharing Agreements: See Note 9 for disclosure related to the federal tax sharing agreement.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company has also entered into a state tax sharing agreement with Voya Financial, Inc. and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which Voya Financial, Inc. and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

15.    Accident and Health Contracts
The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2020	2019
	(In Thousands)
Balance at January 1	$19,730	$22,234
Less reinsurance recoverables	640	961
Net balance at January 1	19,090	21,273

Incurred related to:
Current year	50,341	42,515
Prior years	5,731	(1,863)
Total incurred	56,072	40,652

Paid related to:
Current year	33,775	26,705
Prior years	15,568	16,130
Total paid	49,343	42,835

Net balance at December 31	25,819	19,090
Plus reinsurance recoverables	631	640
Balance at December 31	$26,450	$19,730

The change in incurred losses and loss adjustment expenses attributable to insured events of prior years is generally the result of ongoing analysis of recent loss development trends. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

The liability for unpaid accident and health claims and claim adjustment expenses is included in Accident and health reserves and Policy and contract claims on the balance sheets.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2020
__________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The Company currently does not write any accident and health insurance premium subject to the Affordable Care Act Risk sharing provisions. As a result, the Company does not have any admitted assets, liabilities or revenue elements under any program regarding the risk sharing provisions of the Affordable Care Act for the reporting period ended December 31, 2020, 2019, and 2018.

16.    Retrospectively Rated Contracts
The Company estimates accrued retrospective premium adjustments for its group life insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The Company records accrued retrospective premium as an adjustment to earned premium. The amount of net group life premiums written by the Company that was subject to retrospective rating features was $2.0, $2.2 and $2.2 for December 31, 2020, 2019 and 2018, respectively. This represented 22.4%, 23.8% and 19.5% of the total net group life premium written for December 31, 2020, 2019 and 2018, respectively. The amount of net group health premiums written by the Company that was subject to retrospective rating features was $0.03, $0.04 and $0.04 for December 31, 2020, 2019 and 2018. This represented less than 1.0% of the total net group health premium in all three periods. No other net premiums written by the Company are subject to retrospective rating features.

17.    Subsequent Events
The Company has evaluated all events occurring after December 31, 2020 through April 5, 2021, the date the financial statements were available to be issued, to determine whether any event required either recognition or disclosure in the statutory-basis financial statements. No other material subsequent events were noted other than those already disclosed.

On January 4, 2021, the Company's ultimate parent, Voya Financial, Inc., closed a transaction with Resolution Life US for the sale of Voya Financial, Inc.'s life insurance and legacy non-retirement annuity businesses and related assets. See Note 1 for more details.

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